Filed with the Securities and Exchange Commission on August 20, 2010
Securities Act of 1933 File No. 333-141120
Investment Company Act of 1940 File No. 811-22027

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 32	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 34	☑
(Check Appropriate Box or Boxes)
FUNDVANTAGE TRUST
(Exact Name of Registrant as Specified in Charter)
301 Bellevue Parkway, Wilmington, DE 19809
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (302) 791-1851
Joel L. Weiss
PNC Global Investment Servicing Inc.
103 Bellevue Parkway
Wilmington, DE 19809
(Name and Address of Agent for Service)
Copies to:
Joseph V. Del Raso, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☑	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FORMULA INVESTING U.S. VALUE 1000 FUND

Class A	Class C	Class I
[___]	[___]	[___]
FORMULA INVESTING U.S. VALUE SELECT FUND

Class A	Class C	Class I
[___]	[___]	[___]
FORMULA INVESTING GLOBAL VALUE FUND

Class A	Class C	Class I
[___]	[___]	[___]
FORMULA INVESTING GLOBAL VALUE SELECT FUND

Class A	Class C	Class I
[___]	[___]	[___]
FORMULA INVESTING INTERNATIONAL VALUE FUND

Class A	Class C	Class I
[___]	[___]	[___]
FORMULA INVESTING INTERNATIONAL VALUE SELECT FUND

Class A	Class C	Class I
[___]	[___]	[___]
OF
FUNDVANTAGE TRUST
PROSPECTUS
[                    ] , 2010
This prospectus gives vital information about the Formula Investing U.S. Value 1000 Fund, the Formula Investing U.S. Value Select Fund, the Formula Investing Global Value Fund, the Formula Investing Global Value Select Fund, the Formula Investing International Value Fund, and the Formula Investing International Value Select Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read the prospectus before you invest, and keep it on hand for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-i-

FUND SUMMARIES
FORMULA INVESTING U.S. VALUE 1000 FUND
Investment Objective
The Formula Investing U.S. Value 1000 Fund (the “U.S. Value 1000 Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page [___] of the Fund’s prospectus and page [___] of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None[1]	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses[2]	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses[3]	1.25%	2.00%	1.00%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees or shareholder service fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$695	$949
Class C	$203	$627
Class I	$10,200	$31,840
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 800-1000 of the highest ranked securities that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 800-1000 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.
Management of the Fund
Investment Adviser

Gotham Asset Management, LLC

Portfolio Managers
•	Joel Greenblatt is a Co-Founder and Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A		Class C		Class I
Regular Accounts	Initial Investment		$10,000		$10,000		$1,000,000
	Additional Investments		$2,500		$2,500	$	[2,500]

[Individual Retirement Accounts]	Initial Investment	$	[___]	$	[___]	$	[___]
	Additional Investments	$	[___]	$	[___]	$	[___]

Automatic Investment Plan	Initial Investment	$	[___]	$	[___]	[Not Available]
	Additional Investments	$	[___]	$	[___]	[Not Available]
You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or redemption by mail:

Regular mail:	Overnight mail:
Formula Investing U.S. Value 1000 Fund	Formula Investing U.S. Value 1000 Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
Purchase by wire:
PNC Bank, N.A
Pittsburgh, PA
ABA No: 031000053
DDA No: 8611732768
Credit: Formula Investing U.S. Value 1000 Fund and Share Class: ___
FBO: Shareholder name and account number
Redemption by telephone:
Call [(___) ___-___].
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FORMULA INVESTING U.S. VALUE SELECT FUND
Investment Objective
The Formula Investing U.S. Value Select Fund (the “U.S. Value Select Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page [___] of the Fund’s prospectus and page [___] of the Fund’s SAI.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None[1]	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses[2]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses[3]	1.54%	2.29%	1.29%
Fee Waiver and/or Expense Reimbursement[3]	(0.19%)	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.35%	2.10%	1.10%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]	The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees or shareholder service fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.10% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and

$1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$705	$978
Class C	$213	$657
Class I	$11,215	$34,928
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities based on a quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio as well as discretion to determine the market capitalization of securities for purchase by the Fund.
By investing in a portfolio of approximately 75-120 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.
•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.
Management of the Fund
Investment Adviser

Gotham Asset Management, LLC

Portfolio Managers
•	Joel Greenblatt is a Co-Founder and Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A		Class C		Class I
Regular Accounts	Initial Investment		$10,000		$10,000		$1,000,000
	Additional Investments		$2,500		$2,500	$	[2,500]

[Individual Retirement Accounts]	Initial Investment	$	[___]	$	[___]	$	[___]
	Additional Investments	$	[___]	$	[___]	$	[___]

Automatic Investment Plan	Initial Investment	$	[___]	$	[___]	[Not Available]
	Additional Investments	$	[___]	$	[___]	[Not Available]
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular mail:	Overnight mail:
Formula Investing U.S. Value Select Fund	Formula Investing U.S. Value Select Fund
FundVantage Trust	FundVantage Trust

c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
Purchase by wire:
PNC Bank, N.A
Pittsburgh, PA
ABA No: 031000053
DDA No: 8611732768
Credit: Formula Investing U.S. Value Select Fund and Share Class: ___
FBO: Shareholder name and account number
Redemption by telephone:
Call [(___) ___-___].
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FORMULA INVESTING GLOBAL VALUE FUND
Investment Objective
The Formula Investing Global Value Fund (the “Global Value Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page [___] of the Fund’s prospectus and page [___] of the Fund’s SAI.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None[1]	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses[3]	1.55%	2.30%	1.30%
Fee Waiver and/or Expense Reimbursement[3]	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.35%	2.10%	1.10%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]	The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees or shareholder service fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.10% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$705	$978
Class C	$213	$657
Class I	$11,215	$34,926
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of U.S.- and non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately at least 300 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately at least 300 of the highest ranked securities of U.S.- and non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.
•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:
•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the

Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.
•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.
Management of the Fund

Investment Adviser

Gotham Asset Management, LLC

Portfolio Managers
•	Joel Greenblatt is a Co-Founder and Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A		Class C		Class I
Regular Accounts	Initial Investment		$10,000		$10,000		$1,000,000
	Additional Investments		$2,500		$2,500	$	[2,500]

[Individual Retirement Accounts]	Initial Investment	$	[___]	$	[___]	$	[___]
	Additional Investments	$	[___]	$	[___]	$	[___]

Automatic Investment Plan	Initial Investment	$	[___]	$	[___]	[Not Available]
	Additional Investments	$	[___]	$	[___]	[Not Available]
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular mail:	Overnight mail:

Formula Investing Global Value Fund	Formula Investing Global Value Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
Purchase by wire:
PNC Bank, N.A
Pittsburgh, PA
ABA No: 031000053
DDA No: 8611732768
Credit: Formula Investing Global Value Fund and Share Class: ___

FBO: Shareholder name and account number
Redemption by telephone:
Call [(___) ___-___].
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FORMULA INVESTING GLOBAL VALUE SELECT FUND
Investment Objective
The Formula Investing Global Value Select Fund (the “Global Value Select Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page [___] of the Fund’s prospectus and page [___] of the Fund’s SAI.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None[1]	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses[2]	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses[3]	2.01%	2.76%	1.76%
Fee Waiver and/or Expense Reimbursement[3]	(0.56%)	(0.56%)	(0.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.45%	2.20%	1.20%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]	The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees or shareholder service fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.20% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$714	$1,006
Class C	$223	$686
Class I	$12,228	$37,954
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of U.S.- and non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
By investing in a portfolio of approximately 75-120 securities of U.S.- and non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.
•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:
•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.
Management of the Fund
Investment Adviser

Gotham Asset Management, LLC

Portfolio Managers

•	Joel Greenblatt is a Co-Founder and Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A		Class C		Class I
Regular Accounts	Initial Investment		$10,000		$10,000		$1,000,000
	Additional Investments		$2,500		$2,500	$	[2,500]

[Individual Retirement Accounts]	Initial Investment	$	[___]	$	[___]	$	[___]
	Additional Investments	$	[___]	$	[___]	$	[___]

Automatic Investment Plan	Initial Investment	$	[___]	$	[___]	[Not Available]
	Additional Investments	$	[___]	$	[___]	[Not Available]
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular mail:	Overnight mail:
Formula Investing Global Value Select Fund	Formula Investing Global Value Select Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
Purchase by wire:
PNC Bank, N.A
Pittsburgh, PA
ABA No: 031000053
DDA No: 8611732768
Credit: Formula Investing Global Value Select Fund and Share Class: ___
FBO: Shareholder name and account number
Redemption by telephone:
Call [(___) ___-___].

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FORMULA INVESTING INTERNATIONAL VALUE FUND
Investment Objective
The Formula Investing International Value Fund (the “International Value Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page [___] of the Fund’s prospectus and page [___] of the Fund’s SAI.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None[1]	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses[2]	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses[3]	1.56%	2.31%	1.31%
Fee Waiver and/or Expense Reimbursement[3]	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.35%	2.10%	1.10%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]	The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees or shareholder service fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.10% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$705	$977
Class C	$213	$657
Class I	$11,215	$34,924
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately at least 300 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 300 securities of non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.
•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:
•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.
Management of the Fund
Investment Adviser

Gotham Asset Management, LLC

Portfolio Managers
•	Joel Greenblatt is a Co-Founder and Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A		Class C		Class I
Regular Accounts	Initial Investment		$10,000		$10,000		$1,000,000
	Additional Investments		$2,500		$2,500	$	[2,500]

[Individual Retirement Accounts]	Initial Investment	$	[___]	$	[___]	$	[___]
	Additional Investments	$	[___]	$	[___]	$	[___]

Automatic Investment Plan	Initial Investment	$	[___]	$	[___]	[Not Available]
	Additional Investments	$	[___]	$	[___]	[Not Available]
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular mail:	Overnight mail:
Formula Investing International Value Fund	Formula Investing International Value Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
Purchase by wire:
PNC Bank, N.A
Pittsburgh, PA
ABA No: 031000053
DDA No: 8611732768
Credit: Formula Investing International Value Fund and Share Class: ___
FBO: Shareholder name and account number
Redemption by telephone:

Call [(___) ___-___].
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FORMULA INVESTING INTERNATIONAL VALUE SELECT FUND
Investment Objective
The Formula Investing International Value Select Fund (the “International Value Select Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page [___] of the Fund’s prospectus and page [___] of the Fund’s SAI.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None[1]	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses[2]	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses[3]	2.01%	2.76%	1.76%
Fee Waiver and/or Expense Reimbursement[3]	(0.56%)	(0.56%)	(0.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.45%	2.20%	1.20%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]	The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees or shareholder service fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.20% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$714	$1,006
Class C	$223	$686
Class I	$12,228	$37,954
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
By investing in a portfolio of approximately 75-120 securities of non-U.S. companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.
•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:
•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.
Management of the Fund
Investment Adviser

Gotham Asset Management, LLC

Portfolio Managers

•	Joel Greenblatt is a Co-Founder and Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A		Class C		Class I
Regular Accounts	Initial Investment		$10,000		$10,000		$1,000,000
	Additional Investments		$2,500		$2,500	$	[2,500]

[Individual Retirement Accounts]	Initial Investment	$	[___]	$	[___]	$	[___]
	Additional Investments	$	[___]	$	[___]	$	[___]

Automatic Investment Plan	Initial Investment	$	[___]	$	[___]	[Not Available]
	Additional Investments	$	[___]	$	[___]	[Not Available]
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular mail:	Overnight mail:
Formula Investing International Value Select Fund	Formula Investing International Value Select Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
Purchase by wire:
PNC Bank, N.A
Pittsburgh, PA
ABA No: 031000053
DDA No: 8611732768
Credit: Formula Investing International Value Select Fund and Share Class: ___
FBO: Shareholder name and account number
Redemption by telephone:
Call [(___) ___-___].

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS’
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
INVESTMENT OBJECTIVES
Each of the U.S. Value 1000 Fund, U.S. Value Select Fund, Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund (each, a “Fund” and together, the “Funds”) seeks to achieve long-term capital appreciation. The Funds’ investment objectives may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that any of the Funds will achieve its investment objective.
INVESTMENT STRATEGIES
Principal Investment Strategies
U.S. Value 1000 Fund
The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 800-1000 of the highest ranked securities that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser may use other fundamental metrics, including the following (or variations thereof): dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 800-1000 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
U.S. Value Select Fund
The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities based on a quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser may use other fundamental metrics, including the following (or variations thereof): dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio as well as discretion to determine the market capitalization of securities for purchase by the Fund.

By investing in a portfolio of approximately 75-120 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
Global Value Fund
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of U.S.- and non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately at least 300 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser may use other fundamental metrics, including the following (or variations thereof): dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately at least 300 securities of U.S.- and non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
The Global Value Fund expects to invest a substantial portion of its assets in the securities of issuers located in the following developed countries, including the U.S., although the Fund may invest in the securities of issuers located in other countries as well:

Americas
Brazil	Canada	Mexico	United States
Asia/Australia
Australia	China	Hong Kong	Japan	Singapore
South Korea	Taiwan	New Zealand
Europe
Belgium	Denmark	Finland	France	Germany
Greece	Ireland	Italy	Luxembourg	Netherlands
Norway	Spain	Sweden	Switzerland	United Kingdom
The Global Value Fund may invest directly in foreign securities or indirectly through shares of American Depository Receipts, International Depository Receipts, Global Depository Receipts and European Depository Receipts.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.

Global Value Select Fund
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of U.S.- and non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser may use other fundamental metrics, including the following (or variations thereof): dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
By investing in a portfolio of approximately 75-120 securities of U.S.- and non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
The Global Value Select Fund expects to invest a substantial portion of its assets in the securities of issuers located in the following developed countries, including the U.S., although the Fund may invest in the securities of issuers located in other countries as well:

Americas
Brazil	Canada	Mexico	United States
Asia/Australia
Australia	China	Hong Kong	Japan	Singapore
South Korea	Taiwan	New Zealand
Europe
Belgium	Denmark	Finland	France	Germany
Greece	Ireland	Italy	Luxembourg	Netherlands
Norway	Spain	Sweden	Switzerland	United Kingdom
The Global Value Select Fund may invest directly in foreign securities or indirectly through shares of American Depository Receipts, International Depository Receipts, Global Depository Receipts and European Depository Receipts.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
International Value Fund
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of at least approximately $1 billion and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately at least 300 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser may use other fundamental metrics, including the following (or variations thereof): dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.

The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately at least 300 securities of non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
The International Value Fund expects to invest a substantial portion of its assets in the securities of issuers located in the following developed countries, excluding the U.S., although the Fund may invest in the securities of issuers located in other countries as well:

Americas
Brazil	Canada	Mexico
Asia/Australia
Australia	China	Hong Kong	Japan	Singapore
South Korea	Taiwan	New Zealand
Europe
Belgium	Denmark	Finland	France	Germany
Greece	Ireland	Italy	Luxembourg	Netherlands
Norway	Spain	Sweden	Switzerland	United Kingdom
The International Value Fund may invest directly in foreign securities or indirectly through shares of American Depository Receipts, International Depository Receipts, Global Depository Receipts and European Depository Receipts.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
International Value Select Fund
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser may use other fundamental metrics, including the following (or variations thereof): dividends; book value; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
By investing in a portfolio of approximately 75-120 securities of non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
The International Value Select Fund expects to invest a substantial portion of its assets in the securities of issuers located in the following developed countries, excluding the U.S., although the Fund may invest in the securities of issuers located in other countries as well:

Americas
Brazil	Canada	Mexico
Asia/Australia
Australia	China	Hong Kong	Japan	Singapore
South Korea	Taiwan	New Zealand
Europe
Belgium	Denmark	Finland	France	Germany
Greece	Ireland	Italy	Luxembourg	Netherlands
Norway	Spain	Sweden	Switzerland	United Kingdom
The International Value Select Fund may invest directly in foreign securities or indirectly through shares of American Depository Receipts, International Depository Receipts, Global Depository Receipts and European Depository Receipts.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
Other Investment Strategies
Each Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, each Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed income securities) to cover borrowings.
In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that a Fund will achieve its investment objective.
The investments and strategies discussed above are those that the Adviser will use under normal market conditions. Each Fund also may use other strategies and engage in other investment practices, which are described in the Funds’ SAI.
RISKS
The following is a list of certain principal risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:
•	Foreign Securities Risk (Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund): Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Funds will lose money. In particular, the Funds are subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Funds to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
•	Currency Risk (Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund). Because the foreign securities in which a Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect a Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for a Fund is determined on the basis of U.S. dollars, such Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of a Fund’s holdings in foreign securities.
•	Foreign Securities Market Risk (Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund). Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

•	Foreign Tax Risk (Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund). Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, a Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk (Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund). Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

•	Investment Restriction Risk (Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund). Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks (Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund). Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Depositary Receipts Risk (Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund): The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
•	Management Risk (U.S. Value 1000 Fund, U.S. Value Select Fund, Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund): As with any managed fund, the Funds’ Adviser may not be successful in selecting the best-performing securities or investment techniques, and a Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•	Market Risk (U.S. Value 1000 Fund, U.S. Value Select Fund, Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund): The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.
•	Portfolio Turnover Risk (U.S. Value 1000 Fund, U.S. Value Select Fund, Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund): A Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase a Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to a Fund and in higher net taxable gain for shareholders, and may reduce such Fund’s returns.

•	Value Investing Risk (U.S. Value 1000 Fund, U.S. Value Select Fund, Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund): A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated. The returns on “value” equity securities may be are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced. Different types of stocks tend to shift in and out of favor depending on market and economic conditions and the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).
•	Limited History of Operations (U.S. Value 1000 Fund, U.S. Value Select Fund, Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund): Each Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which each Fund invests.
Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI, which is available, free of charge, by calling [(___) ___-___].
The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at www.sec.gov.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUNDS
The Board of Trustees of FundVantage Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.
INVESTMENT ADVISER
Gotham is a registered investment adviser located at 50 Tice Boulevard, Woodcliff Lake, New Jersey 07677. Gotham was originally formed in 2008 under the name Formula Investing, LLC. In September, 2010, as part of a reorganization of the investment advisory businesses conducted by the principals of Gotham, the Formula Investing entity name was changed to Gotham Asset Management, LLC, although Gotham continues to offer products under the Formula Investing brand name. In connection with the name change and reorganization, the investment advisory businesses of the principals of Gotham were consolidated in Gotham. In addition to serving as the investment adviser to the Funds, Gotham provides portfolio management services to individuals, pension and profit sharing plans, charitable organizations, corporations and other businesses, pooled investment vehicles and wrap accounts. As of [                    ], 2010, Gotham had approximately $[                    ] in assets under management. Gotham, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations.
For its services as investment adviser, Gotham is entitled to the following advisory fees, as a percentage of each Fund’s average daily net assets:

U.S. Value 1000 Fund	0.75%
U.S. Value Select Fund	0.85%
Global Value Fund	0.85%
Global Value Select Fund	0.95%
International Value Fund	0.85%
International Value Select Fund	0.95%
A discussion of the basis for the Board of Trustees’ approval of the investment management contract between Adviser and the Trust, on behalf of the Funds, is available in the Funds’ semi-annual report to shareholders.
PORTFOLIO MANAGERS
Joel Greenblatt, Co-Founder and Co-Chief Investment Officer, is a member of the investment team at Gotham Asset Management and founded Gotham Capital, a private investment firm in 1985. He is the former Chairman of the Board (1994-1995) and a former board member of Alliant Techsystems (1994-2000), a NYSE-listed aerospace and defense contractor. Since 1996, he has been a professor on the adjunct faculty of Columbia Business School where he teaches “Value and Special Situation Investing.” Mr. Greenblatt serves on the Investment Committees of the Board of Directors for the University of Pennsylvania and UJA Federation, and is a director of Pzena Investment Management, Inc. (NYSE:PZN), a global investment management firm. He holds a BS (1979), summa cum laude, and an MBA (1980) from the Wharton School of the University of Pennsylvania.
Robert Goldstein, Co-Chief Investment Officer, is a member of the investment team at Gotham Asset Management and joined Gotham Capital, a private investment firm in 1989. From 1989-1997, Mr. Goldstein was also the Managing Partner of Metropolis Partners, a value/special situation investment partnership. Mr. Goldstein served on the Executive Committee of the Board of Directors of Old Guard Group during 2000, prior to their acquisition by the Westfield Companies. He holds a BA (1988), magna cum laude, from Tufts University.
The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

OTHER SERVICE PROVIDERS
The following chart shows the Funds’ service providers and includes their addresses and principal activities.

*	Do not use this address for purchases and redemptions. Please see “Purchase of Shares” and “Redemption of Shares” sections for further instructions.

SHAREHOLDER INFORMATION
PRICING OF SHARES
The price of each Fund’s shares is based on its NAV. Each Fund values its assets, based on current market values when such values are available. The NAV per share of a Fund is calculated as follows:

Value of Assets Attributable to the Shares
Value of Liabilities Attributable to the Shares
NAV	=	–	Number of Outstanding Shares
Each Fund’s NAV per share is calculated once daily at the close of regular trading on Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that such Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES
Share Classes
The Trust offers Class A shares, Class C shares, and Class I shares of each Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Class A shares and Class C shares are for individuals, corporate investors and retirement plans. Class I shares are only available to retirement plans and other institutional investors. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.

Class A	Class C	Class I
Initial sales charge of 5.75% or less	No initial sales charge	No initial sales charge

Deferred sales charge may apply[1]	No deferred sales.	No deferred sales charge

Lower annual expenses than Class C shares due to lower distribution fees; Higher annual expenses than Class I shares	Higher annual expenses than Class A and Class I shares due to higher distribution fees	Lower annual expenses than Class A and Class C shares due to no distribution fee

[1]	A 1.00% CDSC may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer did not receive compensation for the sale of such shares. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.
Shares representing interests in a Fund are offered continuously for sale by BNY Mellon Distributors Inc. (the “Underwriter”). You can purchase Class A shares, Class C shares or Class I shares of a Fund through certain broker-dealers or directly through the transfer agent of a Fund, as discussed below. Shares of a Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of a Fund’s shares. The minimum initial investment requirement may be waived for persons including clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. You may purchase shares as specified below.
CLASS A SHARES
Distribution Plan
The Board of Trustees, on behalf of a Fund’s Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows a Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of a Fund’s Class A shares.
Front-End Sales Charge
Sales of Class A shares of a Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

Class A Shares –
Front-End Sales Charge

	Sales Charge as a	Sales Charge as a	Dealer Concession as a
	Percentage of	Percentage of Net	Percentage of
Amount of Single Transaction	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.25%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1 million	2.00%	2.04%	1.50%
$1,000,000 or more	0.00%	0.00%	0.00%
The Underwriter may pay a dealer concession to those selected dealers who have entered into an agreement with the Underwriter. The dealer’s concession depends on which class of shares you choose and may be changed from time to time. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an “underwriter” under the Securities Act of 1933, as amended. The Underwriter may pay selected dealers a commission on purchases of $1 million or more. The CDSC will only apply to those purchases of Class A shares of $1 million or more where the Underwriter paid this commission to the selling broker-dealer. If the Underwriter pays such a commission, the CDSC will be retained by the Underwriter as reimbursement for its previous commission payments.
Contingent Deferred Sales Charge (“CDSC”)
You may be subject to a CDSC if you sell Class A shares of a Fund. If you bought Class A shares without an initial sales charge because your investments in a Fund aggregated over $1 million at the time of purchase, you may incur a CDSC of up to 1.00% if you redeem those shares within 18 months of purchasing those shares. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more will also be subject to a CDSC if you redeem them within 18 months of purchasing those shares. The CDSC will not apply to purchases of Class A shares where a selling broker or dealer did not receive compensation for the sale of such shares. Investors should inquire with their financial intermediary regarding whether the CDSC is applicable to them.
The CDSC on Class A shares is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions. When you place an order to sell your Class A shares, a Fund will first redeem any shares that are not subject to a CDSC followed by those you have held the longest.
You may be able to avoid an otherwise applicable CDSC when you sell Class A shares of a Fund. This could happen because of the way in which you originally invested in a Fund, because of your relationship with the Trust, the Underwriter or the Adviser, or for other reasons. A CDSC that would otherwise be applied may be waived, at the discretion of a Fund, for certain sales in connection with agreements by a dealer to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions. A Fund may change or cancel these terms at any time.
Reduced Sales Charges
You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of a Fund’s Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), as transfer agent. Certain transactions in Class A shares may be made at

NAV as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at broker-dealers (rather than opening an account directly with a Fund’s transfer agent). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Funds’ transfer agent regarding eligibility for these privileges. Stated differently, investors must identify to a Fund’s transfer agent, either directly or through their registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the shareholder, either directly or through their registered representative and/or financial intermediary, to ensure that the shareholder obtains the proper “breakpoint” discounts.
In order for a Fund to identify accounts opened through a financial intermediary, you or your financial intermediary must provide a Fund’s transfer agent with the applicable account numbers. For purposes of identifying Fund accounts opened directly with the transfer agent, you or your registered representative must provide a Fund’s transfer agent with either the applicable account numbers or the applicable tax identification numbers.
[For more information on reduced sales charges, please visit the Funds’ website at [___] or consult your broker or financial intermediary. The website provides links to information on sales charges free of charge and in a clear and prominent format.]
Right of Accumulation. You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of a Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of a Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Funds’ transfer agent, at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.
Letter of Intent. You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, BNY Mellon Investment Servicing will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer or BNY Mellon Investment Servicing, the Funds’ transfer agent, at the time the Letter of Intent is submitted that there are prior purchases that may apply.
Sales at Net Asset Value
A Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to a Fund); (3) the Adviser and its affiliates and certain employee benefit plans for employees of the Adviser; (4) officers, directors and employees of the administrator, transfer agent, underwriter and custodian and members of their immediate families; (5) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (6) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients; (7) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (8) participants in no-transaction-fee programs of brokers that maintain an omnibus account with a Fund.
CLASS C SHARES
Sales of each Fund’s Class C shares are not subject to a front-end sales charge or a contingent deferred sales charge. Because Class C shares pay a higher Rule 12b-1 fee than Class A shares or Class I shares, Class C shares have higher expenses than Class A shares or Class I shares.
Distribution Plan
The Board of Trustees, on behalf of each Fund’s Class C shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows a Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Class C shares provides for payments of up to 1.00% of the average daily net assets of a Fund’s Class C shares. This fee is broken down into a Rule 12b-1 distribution fee of 0.75% of average daily net assets and a shareholder service fee of 0.25% of average daily net assets.
CLASS I SHARES
Sales of each Fund’s Class I shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Class I shares are only available to [individuals who can meet the required investment minimum and] corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Class I shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.
TO OPEN AN ACCOUNT
By Mail:
Complete the application and mail it to BNY Mellon Investment Servicing at the address noted below, together with a check payable to the applicable Fund. Please make sure your check is for at least $10,000 with respect to Class A shares or Class C shares, and at least $1,000,000 with respect to Class I shares. Mail the application and your check to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing.
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427 [(___) ___-___].
The Funds will only accept checks drawn on U.S currency on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
The Funds do not generally accept investments by non-U.S. persons. Non-U.S persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds at [(___) ___-___] for more information.

By Wire:
To make a same-day wire investment, call toll-free [(___) ___-___] before 4:00 p.m. Eastern time. An account number will be assigned to you. Please make sure your wire is for at least $10,000 with respect to Class A shares or Class C shares, and at least $1,000,000 with respect to Class I shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing at the address under “To Open An Account — By Mail.” Call your bank with instructions to transmit funds to:
PNC Bank, N.A
Pittsburgh, PA
ABA No: 031000053
DDA No: 8611732768
Credit: [Fund Name and Class of Fund]
FBO: Shareholder name and account number
Individual Retirement Account Investments
You may invest in a Fund through the individual retirement accounts including the following: [(i) traditional Individual Retirement Accounts (“IRAs”); (ii) Savings Incentive Match Plan for Employees (“SIMPLE IRAs”); (iii) Spousal IRAs; (iv) Roth Individual Retirement Accounts (“Roth IRAs”); (v) Coverdell Education Savings Accounts (“Education IRAs”); and (vi) Simplified Employee Pension Plans (“SEP IRAs”).] You should consult your tax adviser to determine whether a retirement plan is appropriate for you.
TO ADD TO AN ACCOUNT
By Mail:
Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure that your check is payable to the appropriate Fund and that your additional investment is for at least $2,500 for Class A shares, Class C shares, or [Class I shares]. Mail the slip and your check to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427 [(___) ___-___]
By Wire
Call toll-free [(___) ___-___]. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Call your bank with instructions under “To Open An Account — By Wire.” Your bank may charge a wire fee. Please make sure your wire is for at least $2,500 for Class A shares, Class C shares, or [Class I shares].
Automatic Investment Plan
You may open an automatic investment plan account for Class A and Class C shares with a [$___] initial purchase and a [$___] monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Funds at [(___) ___-___] to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in a Fund. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of [$___]. The Funds may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Funds’ transfer agent at [(___) ___-___].
Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the applicable Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of each Fund’s shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.
Purchase Price
Class C and Class I shares of a Fund are sold at the NAV next determined after receipt of the request in good order. Class A shares of a Fund are sold at the offering price, which is the NAV next determined after the request is received in good order, plus a sales charge of up to [5.75%]. “Good order” means that the purchase request is complete and includes all required information.
Financial Intermediaries
You may purchase shares of a Fund through a financial intermediary who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Customer orders will be priced at a Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial Intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Consult your investment representative for specific information.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
Networking and Sub-Transfer Agency Fees
The Funds may also directly enter into agreements with financial intermediaries, pursuant to which a Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries
The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Funds’ shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Funds’ shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the Fund and the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of a Fund’s shares over other classes of such Fund’s shares. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.
Although a Fund may use financial firms that sell Fund shares to effect portfolio transactions for such Fund, such Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
General Information About Sales Charges
Your securities dealer is paid a commission when you buy Class A shares or Class C shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.
[Reinvestment Privilege for Class A Shares
For a period of [60] days after you sell Class A shares of a Fund, you may reinvest your redemption proceeds in Class A shares of such Fund at NAV. You, your broker or your financial adviser must notify the Funds’ transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Funds may require documentation to support your eligibility.]
Rights Reserved by the Funds

The Funds reserve the right to:
•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.
Market Timing and Frequent Trading Policy
The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of such Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the net asset value of the Fund does not reflect the value of the underlying portfolio securities.
Because the Global Value Fund, Global Value Select Fund, International Value Fund and International Value Select Fund invest significantly in foreign securities traded on markets which close prior to when such Funds determine their NAVs, market timing can cause dilution in the value of such Funds’ shares held by other shareholders. This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities. While the Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See “Pricing of Shares” for more information.
To deter market timing and to minimize harm to a Fund and its shareholders, each Fund (i) charges a redemption fee of 1% on shares redeemed within ninety (90) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The Funds will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Funds have developed criteria that are used to identify trading activity that may be excessive. The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Funds in order to assess the likelihood that a Fund may be the target of market timing or similar trading practices. If, in its judgment, a Fund or the Adviser detects excessive, short-term trading, a Fund may reject or restrict a purchase request and may further seek to close an investor’s account with such Fund. The Funds may modify their procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Funds will apply the criteria in a manner that, in a Fund’s judgment, will be uniform.
There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of a Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide a Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Funds. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Funds. If a financial intermediary fails to enforce a Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. Each Fund charges a redemption fee of 1.00% on proceeds of shares redeemed within 90 days following their acquisition (see “Redemption Fee”). Redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Redemption proceeds transmitted by wire are normally sent on the day the transfer agent receives redemption instructions, (if received by the transfer agent before 4:00 p.m. Eastern time) or on the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day). If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
Redemption Fee
Each Fund charges a redemption fee of 1.00% on proceeds redeemed within 90 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. This redemption fee is not intended to accommodate short-term trading and a Fund will monitor the assessment of redemption fees against your account.
The 1.00% redemption fee will not be charged on the following transactions:
1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended (the “Code”) and nonqualified plans);
2.	Redemptions requested within 90 days following the death or post-purchase disability of the shareholder required by law, i.e. a divorce settlement;
3.	Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of a Fund);
4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);
5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions in connection with periodic portfolio rebalancing of certain wrap accounts or automatic rebalancing arrangements; and
7.	Redemptions for systematic withdrawal plans.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not cleared. The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Funds’ shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable. The Funds will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Funds reserve the right to reject any third party check. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.
TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:
•	Write a letter of instruction that includes the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
[(___) ___-___]
•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Funds require a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone:
To redeem your shares by telephone, call toll-free [(___) ___-___]. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, the Funds transmit the payment only on days that the commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Funds reserve the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.
In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
Systematic Withdrawal Plan
Once you have established an account with $[___] or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $[___]). Call toll-free [(___) ___-___] to request a form to start the Systematic Withdrawal Plan.
Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, the Funds may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. Each Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and a Fund may require that a subsequent request be submitted. Each Fund may charge a redemption fee of 1.00% on proceeds redeemed within 90 days following their acquisition (see “Redemption of Shares — Redemption Fee”).
Late Trading
Late Trading is the practice of buying or selling fund shares at the closing price after a Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Funds have adopted trading policies designed to comply with requirements of the federal securities laws.
EXCHANGE OF SHARES
You may exchange all or a portion of your shares in a Fund for shares of the following funds:
Formula Investing U.S. Value 1000 Fund
Formula Investing U.S. Value Select Fund

Formula Investing Global Value Fund
Formula Investing Global Value Select Fund
Formula Investing International Value Fund
Formula Investing International Value Select Fund
Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. An exchange will be treated as a sale for federal income tax purposes. See “Taxes” for a discussion of the tax consequences of an exchange of shares.
Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $2,500 in a shareholder’s [Class A, Class C, or Class I] account.
To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments through Financial Intermediaries/Nominees
If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through a Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Funds. You will not be charged any additional fees by the Funds (other than those described in the prospectus) if you purchase or redeem shares of the Funds directly through the Funds’ transfer agent, BNY Mellon Investment Servicing.
Account Minimum
You must keep at least $2,500 worth of shares in your Class A, Class C, or [Class I] account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $2,500 due to your redemptions (not including market fluctuations), a Fund may redeem your shares and send you a check for the redemption proceeds.

Medallion Signature Guarantees
The Funds may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Funds require a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call the Funds’ shareholder servicing group toll-free at [(___) ___-___] for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Funds. Applications without the required information or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund, or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call the Funds’ shareholder servicing group toll-free at [(___) ___-___].
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions and distributions, call the Funds’ shareholder servicing group from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at [(___) ___-___].
Account Statements
The Funds provide you with these helpful services and information about your account:
•	a confirmation statement after every transaction;

•	quarterly account statements for Class A and Class C shares reflecting transactions made during the quarter;

•	monthly account statements for Class I shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, within 60 days after the end of each year, a copy of which will also be filed with the IRS, if necessary.
Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.
The Funds provide the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.
Delivery of Shareholder Documents
To reduce expenses, each Fund mails only one copy of the its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at [(___) ___-___] or, if your shares are held through a financial institution, please contact the financial institution directly. The Funds will begin sending you individual copies within 30 days after receiving your request.
DISTRIBUTIONS
Dividends from net investment income and distributions of net capital gain, if any, are declared and paid annually to you. A Fund will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized. The amount of any distribution will vary and there is no guarantee that a Fund will pay either an income dividend or a capital gain distribution.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of such Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
General. The Funds intend to qualify annually to be treated as regulated investment companies under the Code. As such, the Funds will not be subject to federal income tax on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a regulated investment company (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% for 2010 (2) all distributions from earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2011 and the dividends received deduction for corporate shareholders.
Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Dividends are taxable whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.
Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2011 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gain rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2011, the maximum individual tax rate on net long-term capital gains is 15%.
Sale or Exchange of Shares. It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. For federal income tax purposes, an exchange of shares in one Fund for shares of a different Fund is treated as a sale of the shares and a purchase of the shares you receive in the exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange. Any realized gain or loss will be taxable to you and, generally, will be capital gain or loss, assuming you hold your shares of a Fund as a capital asset, which capital gain or loss will be long-term or short-term depending on how long you have held the shares of such Fund.
Medicare Contribution Tax. Beginning in 2013, U.S. individuals (with income exceeding $200,000 or $250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).
Non-U.S. Shareholders: Non-U.S. shareholders may be subject to U.S. tax due to their investment in a Fund. This prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in a Fund.
Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.
State and Local Income Taxes. You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.
This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in the Funds’ SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

FORMULA INVESTING U.S. VALUE 1000 FUND
FORMULA INVESTING U.S. VALUE SELECT FUND
FORMULA INVESTING GLOBAL VALUE FUND
FORMULA INVESTING GLOBAL VALUE SELECT FUND
FORMULA INVESTING INTERNATIONAL VALUE FUND
FORMULA INVESTING INTERNATIONAL VALUE SELECT FUND
of
FundVantage Trust
[(___) ___-___]
FOR MORE INFORMATION
For additional information about the Funds, the following documents are available free upon request:
Annual/Semi-Annual Reports. These reports contain additional information about the Funds’ investments including performance data, information on the Funds’ portfolio holdings and operating results, for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Funds’ annual and semi-annual reports are available, free of charge, by calling [(___) ___-___] or on the Funds’ website at [                    ].
Statement of Additional Information (SAI). The SAI provides additional technical and legal descriptions of the Funds’ policies, investment restrictions, risks and business structure, including a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling [(___) ___-___] or on the Funds’ website at [                    ].
Shareholder Inquiries. Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
[Fund Name]
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
[(___) ___-____]
8:00 a.m. to 6:00 p.m. Eastern time
Securities and Exchange Commission. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, D.C., 20549-1520. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
The investment company registration number is 811-22027.

GOTHAM U.S. VALUE 1000 FUND
Institutional Class Shares
[Ticker]
GOTHAM GLOBAL VALUE FUND
Institutional Class Shares
[Ticker]
GOTHAM INTERNATIONAL VALUE FUND
Institutional Class Shares
[Ticker]
OF
FUNDVANTAGE TRUST
PROSPECTUS
[                    ], 2010
This prospectus gives vital information about each of the Gotham U.S. Value 1000 Fund, the Gotham Global Value Fund and the Gotham International Value Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read the prospectus before you invest, and keep it on hand for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-i-

FUND SUMMARIES
GOTHAM U.S. VALUE 1000 FUND
Investment Objective
The Gotham U.S. Value 1000 Fund seeks to achieve long-term capital appreciation.
Expenses and Fees
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.75%
Other Expenses [1]	0.25%
Total Annual Fund Operating Expenses [2]	1.00%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $1,000,000 (investment minimum) in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Class	$10,200	$31,840
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Summary of Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 800-1000 of the highest ranked securities that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings, cash flow, capital efficiency and relative valuation. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 800-1000 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.
•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.
Management of the Fund
Investment Adviser

Gotham Asset Management, LLC

Portfolio Managers
•	Joel Greenblatt is a Co-Founder and Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.
Purchase and Sale of Fund Shares

Minimum Investment Requirements
The minimum initial investment in shares of the Fund is $1,000,000. The minimum additional investment in shares of the Fund is $250,000.
You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.
Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Gotham U.S. Value 1000 Fund	Gotham U.S. Value 1000 Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
[(___) ___-___]
Purchase by wire:
PNC Bank, N.A.
Pittsburgh, PA
ABA No: 031000053
DDA No: 8611732768
Attn: Gotham U.S. Value 1000 Fund
Institutional Class
FBO: Shareholder name and account number
Redemption by telephone:
[(___) ___-___]
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GOTHAM GLOBAL VALUE FUND
Investment Objective
The Gotham Global Value Fund seeks to achieve long-term capital appreciation.
Expenses and Fees
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.85%
Other Expenses [1]	0.45%
Total Annual Fund Operating Expenses [2]	1.30%
Fee Waiver and/or Expense Reimbursement [2]	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [2]	1.10%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.10% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $1,000,000 (investment minimum) in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Class	$11,215	$34,926
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Summary of Principal Investment Strategies
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of U.S.- and non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately at least 300 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings, cash flow, capital efficiency and relative valuation. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately at least 300 securities of U.S.- and non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.
•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:
•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social, or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.
•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.
Management of the Fund
Investment Adviser

Gotham Asset Management, LLC

Portfolio Managers
•	Joel Greenblatt is a Co-Founder and Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
Minimum Investment Requirements
The minimum initial investment in shares of the Fund is $1,000,000. The minimum additional investment in shares of the Fund is $1,000,000.
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Gotham Global Value Fund	Gotham Global Value Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
[(___) ___-___]

Purchase by wire:
PNC Bank, N.A.
Pittsburgh, PA
ABA No: 031000053
DDA No: 8611732768
Attn: Gotham Global Value Fund
Institutional Class
FBO: Shareholder name and account number
Redemption by telephone:
[(___) ___-___]
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GOTHAM INTERNATIONAL VALUE FUND
Investment Objective
The Gotham International Value Fund seeks to achieve long-term capital appreciation.
Expenses and Fees
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment):

Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.85%
Other Expenses [1]	0.46%
Total Annual Fund Operating Expenses [2]	1.31%
Fee Waiver and/or Expense Reimbursement [2]	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [2]	1.10%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to 1.10% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $1,000,000 (investment minimum) in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Class	$11,215	$34,924
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of at least approximately $1 billion and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately at least 300 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings, cash flow, capital efficiency and relative valuation. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.

The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of at least approximately 300 securities of non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.
•	Foreign Security Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets including:
•	Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

•	Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies and therefore may involve greater risks.

•	Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

•	Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social, or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
•	Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
•	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.
Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.
Management of the Fund
Investment Adviser

Gotham Asset Management, LLC

Portfolio Managers
•	Joel Greenblatt is a Co-Founder and Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.

•	Robert Goldstein is a Co-Chief Investment Officer of Gotham Asset Management and has been a member managing the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
Minimum Investment Requirements
The minimum initial investment in shares of the Fund is $1,000,000. The minimum additional investment in shares of the Fund is $1,000,000.
You can only purchase and redeem shares of the Fund on days the Exchange is open and through the means described below.
Purchase or redemption by mail:

Regular Mail:	Overnight Mail:
Gotham International Value Fund	Gotham International Value Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
[(___) ___-___]
Purchase by wire:
PNC Bank, N.A.
Pittsburgh, PA
ABA No: 031000053
DDA No: 8611732768
Attn: Gotham International Value Fund
Institutional Class

FBO: Shareholder name and account number
Redemption by telephone:
[(___) ___-___]
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS’
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
INVESTMENT OBJECTIVES
Each of the Gotham U.S. Value 1000 Fund, Gotham Global Value Fund and Gotham International Value Fund (each a “Fund,” and together, the “Funds”) seeks to achieve long-term capital appreciation. The Funds’ investment objectives may be changed by the Board of Trustees without shareholder approval upon notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.
INVESTMENT STRATEGIES
Principal Investment Strategies
Gotham U.S. Value 1000 Fund
The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 800-1000 of the highest ranked securities that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings, cash flow, capital efficiency and relative valuation. The Adviser may use other fundamental metrics, including the following (or variations thereof): return on capital on capital; dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 800-1000 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
Gotham Global Value Fund
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of U.S.- and non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately at least 300 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings, cash flow, capital efficiency and relative valuation. The Adviser may use other fundamental metrics, including the following (or variations thereof): return on capital on capital; dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately at least 300 securities of U.S.- and non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
The Gotham Global Value Fund expects to invest a substantial portion of its assets in the securities of issuers located in the following developed countries, including the U.S., although the Fund may invest in the securities of issuers located in other countries as well:

Americas
Brazil	Canada	Mexico	United States
Asia/Australia
Australia	China	Hong Kong	Japan	Singapore
South Korea	Taiwan	New Zealand
Europe
Belgium	Denmark	Finland	France	Germany
Greece	Ireland	Italy	Luxembourg	Netherlands
Norway	Spain	Sweden	Switzerland	United Kingdom

The Gotham Global Value Fund may invest directly in foreign securities or indirectly through shares of American Depository Receipts, International Depository Receipts, Global Depository Receipts and European Depository Receipts.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
Gotham International Value Fund
The Adviser’s security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of at least approximately $1 billion and ranking the securities using a proprietary quantitative methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately at least 300 of the highest ranked securities weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings, cash flow, capital efficiency and relative valuation. The Adviser may use other fundamental metrics, including the following (or variations thereof): return on capital on capital; dividends; sales; assets; cash flow and income. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund.
The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately at least 300 securities of non-U.S.-based companies weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.
The Gotham International Value Fund expects to invest a substantial portion of its assets in the securities of issuers located in the following developed countries, which excludes the U.S., although the Fund may invest in the securities of issuers located in other non-U.S. countries as well:

Americas
Brazil	Canada	Mexico
Asia/Australia
Australia	China	Hong Kong	Japan	Singapore
South Korea	Taiwan	New Zealand
Europe
Belgium	Denmark	Finland	France	Germany
Greece	Ireland	Italy	Luxembourg	Netherlands
Norway	Spain	Sweden	Switzerland	United Kingdom
The International Value Fund may invest directly in foreign securities or indirectly through shares of American Depository Receipts, International Depository Receipts, Global Depository Receipts and European Depository Receipts.
The Adviser may sell a security when the Adviser’s metrics deem it to be overvalued or an otherwise unattractive investment.
Other Investment Strategies
Each Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, each Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed income securities) to cover borrowings.
In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a larger than normal portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that such Fund will achieve its investment objective.
The investments and strategies discussed above are those that the Adviser will use under normal market conditions. Each Fund also may use other strategies and engage in other investment practices, which are described in the Funds’ Statement of Additional Information (“SAI”).
RISKS
The following is a list of certain principal risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds’ SAI:
•	Foreign Securities Risk (Gotham Global Value Fund and Gotham International Value Fund): Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Funds will lose money. In particular, the Funds are subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Funds to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
•	Currency Risk (Gotham Global Value Fund and Gotham International Value Fund). Because the foreign securities in which a Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect a Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for a Fund is determined on the basis of U.S. dollars, such Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of a Fund’s holdings in foreign securities.

•	Foreign Securities Market Risk (Gotham Global Value Fund and Gotham International Value Fund). Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

•	Foreign Tax Risk (Gotham Global Value Fund and Gotham International Value Fund). Income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, a Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

•	Information Risk (Gotham Global Value Fund and Gotham International Value Fund). Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

•	Investment Restriction Risk (Gotham Global Value Fund and Gotham International Value Fund). Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•	Political and Economic Risks (Gotham Global Value Fund and Gotham International Value Fund). Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.
•	Depositary Receipts Risk (Gotham Global Value Fund and Gotham International Value Fund): The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
•	Management Risk (Gotham U.S. Value 1000 Fund, Gotham Global Value Fund and Gotham International Value Fund): As with any managed fund, the Funds’ Adviser may not be successful in selecting the best-performing securities or investment techniques, and a Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•	Market Risk (Gotham U.S. Value 1000 Fund, Gotham Global Value Fund and Gotham International Value Fund): The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.
•	Portfolio Turnover Risk (Gotham U.S. Value 1000 Fund, Gotham Global Value Fund and Gotham International Value Fund): A Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase a Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to a Fund and in higher net taxable gain for shareholders, and may reduce such Fund’s returns.
•	Value Investing Risk (Gotham U.S. Value 1000 Fund, Gotham Global Value Fund and Gotham International Value Fund): A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated. The returns on “value” equity securities may be are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced. Different types of stocks tend to shift in and out of favor depending on market and economic conditions and the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).
•	Limited History of Operations (Gotham U.S. Value 1000 Fund, Gotham Global Value Fund and Gotham International Value Fund): Each Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which each Fund invests.
Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI, which is available, free of charge, by calling [(___) ___-___] [and on the Funds’ website at [www.___]]. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at www.sec.gov.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUNDS
The Board of Trustees of FundVantage Trust supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Funds and their shareholders.
INVESTMENT ADVISER
Gotham is a registered investment adviser located at 50 Tice Boulevard, Woodcliff Lake, New Jersey 07677. Gotham was originally formed in 2008 under the name Formula Investing, LLC. In September, 2010, as part of a reorganization of the investment advisory businesses conducted by the principals of Gotham, the Formula Investing entity name was changed to Gotham Asset Management, LLC, although Gotham continues to offer products under the Formula Investing brand name. In connection with the name change and reorganization, the investment advisory businesses of the principals of Gotham were consolidated in Gotham. In addition to serving as the investment adviser to the Funds, Gotham provides portfolio management services to individuals, pension and profit sharing plans, charitable organizations, corporations, and other businesses, pooled investment vehicles and wrap accounts. As of [                    ], 2010, Gotham had approximately $[                    ] in assets under management. Gotham, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. Gotham is entitled to receive an investment advisory fee of 0.75% of the Gotham U.S. Value 1000 Fund’s average net assets, 0.85% of the Gotham Global Value Fund’s average net assets and 0.85% of the Gotham International Value Fund’s average net assets.
A discussion of the basis for the Board of Trustees’ approval of the investment management contract between Formula Investing and the Trust, on behalf of the Funds, is available in the Funds’ semi-annual report to shareholders.
PORTFOLIO MANAGERS
GOTHAM U.S. VALUE 1000 FUND, GOTHAM GLOBAL VALUE FUND AND GOTHAM INTERNATIONAL VALUE FUND
Joel Greenblatt, Co-Founder, Co-Chief Investment Officer & Portfolio Manager, is a member of the investment team at Gotham Asset Management and founded Gotham Capital, a private investment firm in 1985. He is the former Chairman of the Board (1994-1995) and a former board member of Alliant Techsystems (1994-2000), a NYSE-listed aerospace and defense contractor. Since 1996, he has been a professor on the adjunct faculty of Columbia Business School where he teaches “Value and Special Situation Investing.” Mr. Greenblatt serves on the Investment Committees of the Board of Directors for the University of Pennsylvania and UJA Federation, and is a director of Pzena Investment Management, Inc. (NYSE:PZN), a global investment management firm. He holds a BS (1979), summa cum laude, and an MBA (1980) from the Wharton School of the University of Pennsylvania.
Robert Goldstein, Co-Chief Investment Officer & Portfolio Manager, is a member of the investment team at Gotham Asset Management and joined Gotham Capital, a private investment firm in 1989. From 1989-1997, Mr. Goldstein was also the Managing Partner of Metropolis Partners, a value/special situation investment partnership. Mr. Goldstein served on the Executive Committee of the Board of Directors of Old Guard Group during 2000, prior to their acquisition by the Westfield Companies. He holds a BA (1988), magna cum laude, from Tufts University.
The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of Fund shares.

OTHER SERVICE PROVIDERS
The following chart shows the Funds’ service providers and includes their addresses and principal activities.

*	Do not use this address for purchases and redemptions. Please see “Purchase of Shares” and “Redemption of Shares” sections for further instructions.

SHAREHOLDER INFORMATION
PRICING OF SHARES
The price of each Fund’s shares is based on its NAV. Each Fund values its assets, based on current market values when such values are available. The NAV per share of a Fund is calculated as follows:

Value of Assets Attributable to the Shares
Value of Liabilities Attributable to the Shares
NAV	=	–	Number of Outstanding Shares
Each Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.
Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).
Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES
Share Classes
Shares are offered on a continuous basis by BNY Mellon Distributors Inc. (the “Underwriter”) and are sold without any sales charges. Purchase orders are effected at the NAV next computed after the Fund has received your purchase order. Purchase orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order.
The minimum initial investment in shares of each Fund is $1,000,000. The shares of the Funds do not charge any sales loads, deferred sales loads or other fees, such as 12b-1 fees, in connection with the purchase of shares. The minimum initial investment requirement may be waived for persons including clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.
TO OPEN AN ACCOUNT
By Mail
You may purchase shares by sending a check drawn on a U.S. bank payable to a Fund along with a completed application. If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Please make sure your check is for at least $1,000,000. Send the check and application to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
[(___) ___-___]
The Funds will only accept checks drawn on U.S. currency on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.
The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds at [(___) ___-___] for more information.
By Wire
You may purchase shares by wiring federal funds readily available to PNC Bank, N.A. Please call [(___) ___-___] before 4:00 p.m. Eastern time for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to obtain an account number. Please make sure your wire is for at least $1,000,000. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive the day’s price per share. Your bank may charge a wire fee. Please mail your completed application to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address under “To Open An Account- By Mail.” Call your bank with instructions to transmit funds to:

PNC Bank, N.A.
Pittsburgh, PA
ABA No: 031000053
DDA No: 8611732768
Credit: [Fund Name and Class]
FBO: Shareholder name and account number
TO ADD TO AN ACCOUNT
By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure your check is for at least $250,000 with respect to the Gotham U.S. Value 1000 Fund and $1,000,000 with respect to the Gotham Global Value Fund and Gotham International Value Fund. Mail the slip and your check to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
[(___) ___-___]
By Wire
Call toll-free [(___) ___-___]. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Call your bank with instructions under “To Open An Account – By Wire.” Your bank may charge a wire fee. Please make sure your wire is for at least $250,000 with respect to the Gotham U.S. Value 1000 Fund and $1,000,000 with respect to the Gotham Global Value Fund and Gotham International Value Fund.
Automated Clearing House (ACH) Purchase
Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the applicable Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.
You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. Each Fund may alter, modify or terminate this purchase option at any time.
Purchase Price
Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

Financial Intermediaries
You may purchase shares of a Fund through a financial intermediary who may charge additional fees for other services and may require higher minimum investments or impose other limitations on buying and selling shares of a Fund. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Customer orders will be priced at a Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Consult your investment representative for specific information.
It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.
Networking and Sub-Transfer Agency Fees. A Fund may also directly enter into agreements with “financial intermediaries” pursuant to which a Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ depending on a Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments.
Additional Compensation to Financial Intermediaries. The Adviser and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. At least annually, the Adviser will report to the Board of Trustees such information regarding these payments as is reasonably requested by the Board. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of a Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of a Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the Fund and the dollar amount of shares sold.
The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of a Fund’s shares over other classes of such Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.
Although each Fund may use financial firms that sell the Fund’s shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of the Fund’s shares as a factor when choosing financial firms to effect those transactions.
For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.
Rights Reserved by the Funds
The Funds reserve the right to:
•	reject any purchase order;

•	suspend the offering of shares;

•	vary the initial and subsequent investment minimums;

•	waive the minimum investment requirement for any investor; and

•	redeem accounts with balances below the minimum after 30 days’ written notice.
Market Timing and Frequent Trading Policy
The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of such Fund’s investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities.
Because the Gotham Global Value Fund and Gotham International Value Fund invest significantly in foreign securities traded on markets which close prior to when such Funds determine their NAVs, market timing can cause dilution in the value of such Funds’ shares held by other shareholders. This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities. While the Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair value of the foreign securities, they may not be accurate. See “Pricing of Shares” for more information.
To deter market timing and to minimize harm to a Fund and its shareholders, each Fund (i) charges a redemption fee of 1.00% on shares redeemed within ninety (90) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons a Fund believes are engaging in similar trading activity that, in the judgment of a Fund or the Adviser, may be disruptive to a Fund. A Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.
The Funds have developed criteria that is used to identify trading activity that may be excessive. The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in a Fund in order to assess the likelihood that a Fund may be the target of market timing or similar trading practices. If, in its judgment, a Fund or the Adviser detects excessive, short-term trading, a Fund may reject or restrict a purchase request and may further seek to close an investor’s account with such Fund. Each Fund may modify its procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Each Fund will apply the criteria in a manner that, in a Fund’s judgment, will be uniform.
There is no guarantee that a Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of a Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide a Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, a Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in a Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by a Fund. If a financial intermediary fails to enforce a Fund’s excessive trading policies, a Fund may take certain actions, including terminating the relationship.
REDEMPTION OF SHARES
You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary. The Funds charge a redemption fee of 1.00% on proceeds of shares redeemed within 90 days following their acquisition (see “Redemption Fee”). Redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Redemption proceeds transmitted by wire are normally sent on the day the transfer agent receives redemption instructions, (if received by the transfer agent before 4:00 p.m. Eastern time) or on the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day). If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund’s name and your account number should accompany any redemption requests.
Redemption Fee
Each Fund may charge a redemption fee of 1.00% on proceeds redeemed within 90 days following their acquisition. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of a Fund. This redemption fee is not intended to accommodate short-term trading and a Fund will monitor the assessment of redemption fees against your account.
The 1.00% redemption fee will not be charged on the following transactions:
1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.	Redemptions requested within [___] days following the death or post-purchase disability of the shareholder required by law, i.e. a divorce settlement;

3.	Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of a Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder; and

6.	Redemptions in connection with periodic portfolio rebalancing of certain wrap accounts or automatic rebalancing arrangements.
Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. Each Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Funds’ shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable. Each Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Funds reserve the right to reject any third party check. The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.
TO REDEEM FROM YOUR ACCOUNT
By Mail
To redeem your shares by mail:
•	Write a letter of instruction that includes the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•	Include all signatures and any additional documents that may be required.

•	Mail your request to:

Regular mail:	Overnight mail:
[Fund Name]	[Fund Name]
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	101 Sabin Street
Providence, RI 02940-8029	Pawtucket, RI 02860-1427
[(___) ___-___]
•	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•	The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•	The Funds require a medallion signature guarantee if the redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.
By Telephone
To redeem your shares by telephone, call toll-free [(___) ___-___]. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or BNY Mellon Investment Servicing.
By Wire
In the case of redemption proceeds that are wired to a bank, the Funds transmit the payment only on days that the commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Funds reserve the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.
In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.
Selling Recently Purchased Shares
If you wish to sell shares that were recently purchased by check, a Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. Each Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and a Fund may require that a subsequent request be submitted. Each Fund may charge a redemption fee of 1.00% on proceeds redeemed within 90 days following their acquisition (see “Redemption of Shares — Redemption Fee”).
Late Trading
Late Trading is the practice of buying or selling fund shares at the closing price after a Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Funds have adopted trading policies designed to comply with requirements of the federal securities laws.
EXCHANGE OF SHARES
You may exchange all or a portion of your shares in a Fund for shares of the following funds:
Gotham U.S. Value 1000 Fund
Gotham Global Value Fund
Gotham International Value Fund
Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. An exchange will be treated as a sale for federal income tax purposes. See “Taxes” for a discussion of the tax consequences of an exchange of shares.
Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500,000 in a shareholder’s account.
To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.
TRANSACTION POLICIES
Timing of Purchase or Sale Requests
All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.
New York Stock Exchange Closings
The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Investments through Financial Intermediaries/Nominees
If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through a Fund), the policies and fees may be different than those described here. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Funds. You will not be charged any additional fees by the Funds (other than those described in this prospectus) if you purchase or redeem shares of the Funds directly through the Funds’ transfer agent, BNY Mellon Investment Servicing.
Account Minimum
You must keep at least $500,000 worth of a Fund’s shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $500,000 due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.
Medallion Signature Guarantees
The Funds may require additional documentation for the redemption of corporate, partnership or fiduciary accounts or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Funds require a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call the Funds’ shareholder servicing group toll-free at [(___) ___-___] for further information on obtaining a proper signature guarantee.
Customer Identification Program
Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund, or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.
Other Documents
Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call the Funds’ shareholder servicing group toll-free at [(___) ___-___].
SHAREHOLDER SERVICES
Your Account
If you have questions about your account, including purchases, redemptions, and distributions, call the Funds’ shareholder servicing group from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time. Call toll-free at [(___) ___-___].
Account Statements
Each Fund provides you with these helpful services and information about your account:
•	a confirmation statement after every transaction;

•	monthly account statements for Institutional Class shares reflecting transactions made during the month;

•	an annual account statement reflecting all transactions for the year; and

•	tax information, which will be mailed each year by the Internal Revenue Service (the “IRS”) deadline, currently January 31, a copy of which will also be filed with the IRS, if necessary.
Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.
Each Fund provides the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts.
Delivery of Shareholder Documents
To reduce expenses, a Fund mails only one copy of the its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free at [(___) ___-___] or, if your shares are held through a financial institution, please contact the financial institution directly. A Fund will begin sending you individual copies within 30 days after receiving your request.
DISTRIBUTIONS
Dividends from net investment income and distributions of net capital gain, if any, are declared and paid annually to you. The Funds will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of such Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.
MORE INFORMATION ABOUT TAXES
General. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a RIC (1) , it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% for 2010 and (2) Also, all distributions from its earnings and profits (as determined under federal income tax principles) to you will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2011) and the dividends-received deduction for corporate shareholders.
Distributions. Each Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Dividends they are taxable whether you reinvest such dividends in additional shares of a Fund or choose to receive cash.
Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2011 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gain rate of 15% (0% for individuals in lower tax brackets). Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.
Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2011, the maximum individual tax rate on net long-term capital gains is 15%.
Sale or Exchange of Shares. It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. For federal income tax purposes, an exchange of shares in one Fund for shares of a different Fund is treated as a sale of the shares and a purchase of the shares you receive in the exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange. Any realized gain or loss will be taxable to you and, generally, will be capital gain or loss, assuming you hold your shares of a Fund as a capital asset, which capital gain or loss will be long-term or shot-term depending on how long you have held the shares of such Fund.

Medicare Contribution Tax. Beginning in 2013, U.S. individuals (with income exceeding $200,000 or $250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).
Backup Withholding. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.
State and Local Income Taxes. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax law.
Non-U.S. Shareholders: Non-U.S. shareholders may be subject to U.S. tax due to their investment in a Fund. This prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in a Fund.
Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.
This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in the Funds’ SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in a Fund on your tax situation.

GOTHAM U.S. VALUE 1000 FUND
GOTHAM GLOBAL VALUE FUND
GOTHAM INTERNATIONAL VALUE FUND
of
FundVantage Trust
[(___) ___-___]
FOR MORE INFORMATION
For additional information about each Fund, the following documents are available free upon request:
Annual/Semi-Annual Reports. These reports contain additional information about each Fund’s investments including performance data, information on each Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Funds’ annual and semi-annual reports are available, free of charge, by calling [(___) ___-___] [or on the Funds’ website at [www.___]].
Statement of Additional Information (SAI). The SAI provides additional technical and legal descriptions of each Fund’s policies, investment restrictions, risks and business structure, including a description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The SAI is available, free of charge, by calling [(___) ___-___] [or on the Funds’ website at [www.___]].
Shareholder Inquiries. Copies of these documents and answers to questions about the Funds, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:
[Fund Name]
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029
[(___) ___-____]
8:00 a.m. to 6:00 p.m. Eastern time
Securities and Exchange Commission. Reports and information about each Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, D.C., 20549-1520. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
The investment company registration number is 811-22027.

FORMULA INVESTING U.S. VALUE 1000 FUND

Class A	Class C	Class I
[___]	[___]	[___]
FORMULA INVESTING U.S. VALUE SELECT FUND

Class A	Class C	Class I
[___]	[___]	[___]
FORMULA INVESTING GLOBAL VALUE FUND

Class A	Class C	Class I
[___]	[___]	[___]
FORMULA INVESTING GLOBAL VALUE SELECT FUND

Class A	Class C	Class I
[___]	[___]	[___]
FORMULA INVESTING INTERNATIONAL VALUE FUND

Class A	Class C	Class I
[___]	[___]	[___]
FORMULA INVESTING INTERNATIONAL VALUE SELECT FUND

Class A	Class C	Class I
[___]	[___]	[___]
GOTHAM U.S. VALUE 1000 FUND

Institutional Class
[___]
GOTHAM GLOBAL VALUE FUND

Institutional Class
[___]
GOTHAM INTERNATIONAL VALUE FUND

Institutional Class
[___]
STATEMENT OF ADDITIONAL INFORMATION

[                    ], 2010
This Statement of Additional Information (“SAI”) provides information about the Formula Investing U.S. Value 1000 Fund, Formula Investing U.S. Value Select Fund, Formula Investing Global Value Fund, Formula Investing Global Value Select Fund, Formula Investing International Value Fund, and Formula Investing International Value

Select Fund (the “Formula Investing Funds”), and the Gotham U.S. Value 1000 Fund, Gotham Global Value Fund, and the Gotham International Value Fund (the “Gotham Funds”) (each a “Fund” and collectively the “Funds”). Each Fund is a series of FundVantage Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Formula Investing Funds’ and the Gotham Funds’ current prospectuses, each dated [                    ], 2010, as amended or supplemented from time to time (each a “Prospectus” and together the “Prospectuses”). This SAI is incorporated by reference in its entirety into the Prospectuses. A copy of each Prospectus and annual reports to shareholders may be obtained without charge, upon request, by writing to the Trust at 760 Moore Road, King of Prussia, PA 19406 or by calling the investment adviser at [(___) ___-___].

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest. The Trust has established each Fund as a separate series of the Trust. Each Formula Investing Fund offers Class A, Class C and Class I shares. Each Gotham Fund offers Institutional Class shares. Each Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds.
INVESTMENT POLICIES
The following supplements the information contained in each Prospectus concerning the investment objective and policies of the Funds.
Each of the Formula Investing U.S. Value 1000 Fund, the Formula Investing U.S. Value Select Fund, and the Gotham U.S. Value 1000 Fund normally invests at least 80% of its net assets in the securities of U.S. companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
BANK OBLIGATIONS. Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Subject to the Funds’ limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry (See “Investment Limitations”), there is no limitation on the amount of a Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
BORROWING. Each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33-1/3% of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Board of Trustees of the Trust (“Board” or “Trustees”), equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
A Fund may enter into reverse repurchase agreements, mortgage dollar rolls and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of a Fund’s total assets.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“Ginnie Mae”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.
A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations and other entities in order to finance their current operations.
COMMON STOCK. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by both general market risk and specific corporate risks. Accordingly, the Fund can lose money through its stock investments.
CONVERTIBLE SECURITIES. The Funds may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible debt security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such it is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.
CORPORATE DEBT SECURITIES. A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for a Fund, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which a Fund may invest.
Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Securities rated Baa3 and BBB- are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as “medium-grade” obligations; they are “neither highly protected nor poorly secured... [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.” Standard & Poor’s (“S&P”) describes securities rated BBB as “regarded as having an adequate capacity to pay interest and repay principal... [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal... than in higher rated categories.” For a discussion of securities rated below-investment grade, see “Below-Investment Grade Securities” below.
DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
DEPOSITARY RECEIPTS. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends interest and shareholder information regarding corporate actions. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
DERIVATIVE INSTRUMENTS. In pursuing their individual objectives, the Funds may, to the extent permitted by their investment objectives and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. The Funds also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds also may enter into swap agreements with respect to interest rates, commodities and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that such instruments are consistent with a Fund’s investment objective.
The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.
The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable, the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage, offsetting positions in connection with transactions in derivative instruments or the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.
Options on Securities and Indexes. A Fund may, to the extent specified herein or in each Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)
A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.
If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. These Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that over-the-counter options are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange traded options.
Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.
Each Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.
An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies and it is expected that other futures contracts will be developed and traded in the future. The Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
Pursuant to a claim for exclusion from the definition of “commodity pool operator” filed by the Trust, on behalf of the Funds, with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), none of the Funds is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and thus, are not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as Adviser to the Funds.
Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing the daily NAV, each Fund will mark to market its open futures positions.
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.
The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.
When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.
When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.
To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on the NAV of any increase or decrease in the market value of a Fund’s portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in each Prospectus.
Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund with securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Tax Risk. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “IRC”). To qualify as RICs, the Funds must invest in assets which produce specific types of income (“Qualifying Income”). Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Funds invest in these types of securities and the income is determined to not be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.
Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.
Swap Agreements and Options on Swap Agreements. Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options” or “swaptions”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund’s investment objectives and general investment polices, the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (“LIBOR”), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.
A Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
A Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.
Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the IRC, may limit the Funds’ ability to use swap agreements, and, if investments in the swaps are made, may cause such Fund to fail to qualify as a RIC. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to a Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for the Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments may limit or prevent the Fund from using such instruments as a part of its investment strategy and could ultimately prevent the Funds from being able to achieve their investment objectives. Recently, multiple committees of the U.S. Congress have held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC is also investigating allegations of price manipulation in certain commodity markets. Some Members of Congress have introduced legislation that would impose limits on the maximum position that could be held by a single trader in energy-related contracts and would subject certain commodity- or energy-related swap agreements to new forms of regulation that could create barriers to commodity-related investment activity. While none of this regulatory or legislative activity has a direct, immediate effect upon the Funds, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if these or similar measures were to become law, they could potentially limit or completely restrict the ability of the Funds to use these instruments as a part of their investment strategies. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using these instruments.
Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.
DOLLAR ROLLS. The Funds may enter into Dollar Roll Agreements, which are similar to reverse repurchase agreements. Dollar Rolls are transactions in which securities are sold by the Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to which a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. At the time a Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.
EVENT-LINKED EXPOSURE. The Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund, when investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Funds to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.
FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Funds to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank’s credit, the Adviser considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank’s ability to honor its commitment under the letter of credit. Buy-back features include standby commitments, put bonds and demand features.
Standby Commitments. Each Fund may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.

Ordinarily, a Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. A Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Fund may pay a higher price for the securities acquired in consideration for the commitment.
Put Bonds. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, a Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate. Any investments in tender option bonds by the Funds will be accounted for subject to Financial Accounting Standards Board Statement No. 140 and amendments thereto.
In selecting put bonds for the Funds, the Adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond’s rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.
Demand Features. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days’ notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.
FOREIGN CURRENCY AND RELATED TRANSACTIONS. The Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”) and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. The Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and are marked-to-market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:
(i)	When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

(ii)	If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

(iii)	If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that a Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in the value of the bond.

(iv)	The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund’s NAV per share.
The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
The Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Tax Consequences of Hedging. Under applicable tax law, a Fund may be required to limit its gains from hedging in foreign currency forwards, futures and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations not yet issued. Hedging may also result in the application of the mark-to-market and straddle provisions of the IRC. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Fund and could affect whether dividends paid by a Fund are classified as capital gains or ordinary income.
Foreign Currency Exchange-Related Securities.
Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (“CEWs”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
FOREIGN SECURITIES. The Funds may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See “Depositary

Receipts” above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see “Depositary Receipts”). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.
To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of a Fund’s investments in one country may offset potential gains from investments in another country.
Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about domestic issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon and may involve a risk of loss to a Fund. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case a Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of a Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.
Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.
The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
Investments in foreign securities will usually be denominated in foreign currencies and therefore, a Fund may temporarily hold cash in foreign currencies. The value of a Fund’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. A Fund’s value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).
GUARANTEED INVESTMENT CONTRACTS. The Funds may invest in guaranteed investment contracts (“GIC”). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC’s maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.
Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Fund’s acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations.
HYBRID INSTRUMENTS. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

ILLIQUID SECURITIES. No Fund may knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Fund’s books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause a Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in losses to such Fund.
INFLATION-PROTECTED DEBT SECURITIES. The Funds may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.
Treasury Inflation Protected Securities (“TIPS”) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. Each Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds (“ETFs”). Such investments are subject to limitations prescribed by the 1940 Act unless an SEC exemption is applicable. These limitations currently provide, in part, that the Funds may not purchase shares of an investment company if (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of a Fund’s total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Fund would bear its pro-rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.
The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases a Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in a Fund’s interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that an ETF will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of such ETF’s total outstanding securities during any period of less than 30 days.
There is a risk that ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.
Although the Adviser believes that, in the event of the termination of an ETF, the Funds will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.
INVESTMENTS IN COMMODITY/NATURAL RESOURCE-RELATED SECURITIES. As discussed under “Investment Limitations” below, the Funds do not invest directly in commodities. However, the Funds may from time to time invest in securities of companies whose business is related to commodities and natural resources or in registered investment companies or other companies that invest directly or indirectly in commodities and natural resources. For example, a Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can move sharply, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodity markets generally.
TAX RISK. The Funds intend to qualify annually to be treated as RICs under the IRC. To qualify as RICs, the Funds must invest in assets which produce Qualifying Income. Whether the income from certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear. If the Funds invest in these types of securities and the income is not determined to not be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC. See “Taxation of the Funds” below for additional information related to these restrictions.
LOAN PARTICIPATIONS. Each of the Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized statistical ratings organization (“NRSRO”).
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.
The Funds may invest in loan participations with credit quality comparable to that of the issuers of each Fund’s securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.
Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Limitations”). For purposes of these limits, a Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Fund has invested more than 5% of its assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.
MONEY MARKET FUNDS. Each Fund may invest in money market mutual funds. Such investments are subject to the limitations prescribed by the 1940 Act, the rules thereunder and applicable Securities and Exchange Commission (“SEC”) staff interpretations thereof, or applicable exemptive relief granted by the SEC. (See “Investment Company Securities and Exchange Traded Funds” above.)
MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by Ginnie Mae) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Consequently, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
The principal governmental guarantor of mortgage-related securities is Ginnie Mae. Ginnie Mae is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government. Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks but now the common stock is owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”) which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac.
On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s assets available therefore.
In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-

related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser, determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. The Funds may not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Funds’ net assets will be illiquid.
Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Limitations,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Funds may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Funds’ limitations on investment in illiquid securities.
Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Funds to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Funds can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Funds, when holding an ARMBS, do not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Other Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.
Consistent with its investment objectives and policies, the Funds also may invest in other types of asset-backed securities.
MUNICIPAL SECURITIES. The Funds each may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by a Fund to its shareholders may not be tax-exempt. See “Taxation of the Funds” for more information. A brief description of some typical types of municipal securities follows:
General Obligation Securities. General Obligation Securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads and water and sewer systems.
Revenue or Special Obligation Securities. Revenue or Special Obligation Securities are backed by the revenues of a specific project or facility — tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the issuer’s ability, without obligation, to make up deficits in the reserve fund.
Municipal Lease Obligations. Municipal Lease Obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Funds will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.
Bond Anticipation Notes. Bond Anticipation Notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.
Tax Anticipation Notes. Tax Anticipation Notes finance the working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable by these specific future taxes.
Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.
Industrial Development Bonds (“IDBs”) and Private Activity Bonds (“PABs”). IDBs and PABs are specific types of revenue bonds issued on or on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal and industrial or commercial facilities. PABs generally are IDBs issued after April 15, 1986. These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed or some form of credit enhancement such as a letter of credit or insurance. See “Taxation of the Funds” for a summary of some of the federal income tax consequences to shareholders of a Fund investing in PABs.

Resource Recovery Bonds. Resource Recovery Bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.
Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Tax-Exempt Commercial Paper and Short-Term Municipal Notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.
Construction Loan Notes. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the FHA by way of Fannie Mae or Ginnie Mae.
Put Bonds. Put Bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.
BELOW-INVESTMENT GRADE SECURITIES. Subject to the limitations set forth in each Prospectus, each Fund may invest in “below-investment grade” or “high yield” fixed income securities commonly known to investors as “high yield bonds” or “junk bonds.” High yield bonds are issued by a company whose credit rating (based on an NRSRO) evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, below-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a higher risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated “Ba1” or lower by Moody’s or “BB+” or lower by S&P and Fitch Ratings, Inc. (“Fitch”)) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.
While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.
During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Fund’s NAV and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Fund has defaulted, the Fund may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.
The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Fund’s assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.
The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect a Fund’s NAV and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, Federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.
When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Fund’s securities and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, some of a Fund’s liquid securities may become illiquid and the proportion of the Fund’s assets invested in illiquid securities may significantly increase.
The rating assigned by a rating agency evaluates the safety of a below-investment grade security’s principal and interest payments but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the Adviser performs its own analysis of the issuers whose below-investment grade securities are held by a Fund. Because of this, a Fund’s performance may depend more on the Adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see “Appendix A — Description of Securities Ratings.”
In selecting below-investment grade securities, the Adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Fund. The Adviser continuously monitors the issuers of below-investment grade securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of a Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for a Fund, the Adviser will consider whether the Fund should continue to hold the security.
In the event that a Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.
The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.
PARTICIPATION INTERESTS. Each Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.
Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.
Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.
The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.
Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both Federal and state consumer protection laws may allow set-offs against certain amounts owed.
PREFERRED STOCK. Each Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends generally are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
REAL ESTATE SECURITIES AND RELATED DERIVATIVES. The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”) and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities. A Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of issuers in real estate-related industries. It is anticipated that substantially all of the equity securities of issuers in real estate-related industries in which the Funds intend to invest will be traded on a national securities exchange or in the over-the-counter market.
REITs are pooled investment vehicles that own and typically operate income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Funds, when investing in REITs, will bear their proportionate share of the costs of the REITs’ operations.

There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow. REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners.
REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the Adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund’s investment limitations.
RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Each Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A.
REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund’s investment restrictions having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities.
Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act. A Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed 33-1/3% of the Fund’s assets.
SECURITIES LENDING. For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of the Fund. Each Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Funds may pay lending fees to the party arranging the loan.
SHORT SALES. The Funds may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.
When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. Each Fund does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
U.S. Government Obligations also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. Government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.
VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.
WARRANTS TO PURCHASE SECURITIES. The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. Each of the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, a Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked.”
When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
ZERO COUPON BONDS. Each Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that a Fund accrue interest into income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires such Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and to continue to maintain its status as a RIC under the IRC. Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the distribution requirements applicable to the Fund under the IRC. See “Taxation of the Funds.”
TEMPORARY DEFENSIVE POSITIONS. Each Fund may, without limit, invest in U.S. Government obligations, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Funds. The policies and procedures are designed to allow disclosure of a Fund’s holdings information where it is deemed appropriate for a Fund’s operations or it is determined to be useful to a Fund’s shareholders without compromising the integrity or performance of a Fund. Except when there are legitimate business purposes for selective disclosure of a Fund’s holdings, a Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Funds, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust’s CCO, at its next quarterly Board meeting or sooner, in his determination.
Each Fund may, but is not required to, post its schedule of investments on a website at regular intervals or from time to time at the discretion of a Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to their schedule of investments, the Funds may post information on a website about the number of securities a Fund holds, a summary schedule of investments, a Fund’s top ten holdings and a percentage breakdown of a Fund’s investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website. After any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.
Each Fund’s portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Adviser’s fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust’s policy on selective disclosure of portfolio holdings.
The Board of Trustees of the Trust, or a committee thereof, may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.
Before any non-public disclosure of information about a Fund’s holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Funds or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Funds’ policies and procedures and any applicable confidentiality agreement.
The Funds may distribute or authorize the distribution of information about their holdings that is not publicly available (on a website or otherwise) to the Funds’ or the Adviser’s employees and affiliates that provide services to the Funds. The Funds may also distribute or authorize the distribution of information about each Fund’s holdings that is not publicly available (on a website or otherwise) to each Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Funds; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Funds by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of a Fund’s assets and minimize impact on remaining shareholders of a Fund.
Each of the following third parties has been approved to receive portfolio holdings information: (i) the Funds’ administrator and accounting agent; (ii) the Funds’ independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Funds’ reports or regulatory filings; (iv) the Funds’ custodian in connection with its custody of the Funds’ assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody’s, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing a Fund’s portfolio holding information without specific authorization. The Funds’ Adviser and service providers will establish procedures to ensure that the Funds’ portfolio holdings information is only disclosed in accordance with these policies.
As required by the federal or state securities laws, including the 1940 Act, the Funds disclose portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.
Under no circumstances may a Fund or the Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
INVESTMENT LIMITATIONS
The Funds have adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund or a Fund’s assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Funds and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Funds will not:
1. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;
2. Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations);
3. Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
4. Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry;

5. Purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations and treated as U.S. Government obligations. For the purpose of this limitation each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority and each obligor, if any, is treated as a separate issuer of municipal securities;
6. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;
7. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;
8. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan;
9. Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or
10. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
When engaging in options, futures and forward currency contract strategies, the Funds will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.
For the purpose of applying the limitations set forth in (4) and (5) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund’s assets that may be invested in securities insured by any single insurer.

TRUSTEES AND OFFICERS
The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust, an investment adviser of a series of the Trust, or BNY Mellon Distributors Inc. (formerly PFPC Distributors, Inc.), the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust’s business is 760 Moore Road, King of Prussia, PA 19406.

Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years
INTERESTED TRUSTEES[1]
NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2006.	Executive Vice President Finance of BNY Mellon since July 2010; Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010; Director of BNY Mellon Distributors Inc. (formerly PFPC Distributors, Inc.).	28	None

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing since July 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing 2003 to 2008.	28	None

[1]	Messrs. Marsini and Wynne are considered “interested persons” of the Trust as that term is defined in the 1940 Act. Mr. Marsini is an “Interested Trustee” of the Trust because he is an affiliated person of the Underwriter by reason of his position as an officer, director or employee of the Underwriter. Mr. Wynne is an “Interested Trustee” of the Trust because he is an affiliated person of the Underwriter by reason of his position as an officer, director or employee of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), which, with the Underwriter, may be deemed to be under the common control of The Bank of New York Mellon Corporation. In addition, Messrs. Marsini and Wynne each serve as an officer or director or is an employee of The Bank of New York Mellon Corporation or one or more subsidiaries of The Bank of New York Mellon Corporation which may be deemed to control, be controlled by or under common control with the Underwriter.

				Number of
				Funds in	Other
			Principal	Trust	Directorships
		Term of Office	Occupation(s)	Complex	Held by Trustee
Name and	Position(s) Held	and Length of	During Past	Overseen by	During the Past
Date of Birth	with Trust	Time Served	Five Years	Trustee	Five Years
INDEPENDENT TRUSTEES
ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC 2005 to 2006.	28	WT Mutual Fund (12 portfolios); Optimum Fund Trust (6 portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	28	None

DONALD J. PUGLISI Date of Birth: 8/45	Trustee	Shall serve until death, resignation or removal. Trustee since 2008.	Managing Director of Puglisi & Associates (financial, administrative and consulting services) from 1973 to present; and MBNA America Professor of Business Emeritus at the University of Delaware from 2001 to present; and Commissioner, The State of Delaware Public Service Commission from 1997 to 2004.	28	American Express Receivables Financing Corporation II; BNP US Funding L.L.C.; Merrill Lynch Mortgage Investors, Inc.; and SDG&E Funding LLC

As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

Principal
Occupation(s)
Name and	Position(s) Held	Term of Office and Length	During Past
Date of Birth	with Trust	of Time Served	Five Years
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1993.

JAMES G. SHAW Date of Birth: 10/60	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2007.	Vice President of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 1995.

JENNIFER M. SHIELDS Date of Birth: 7/74	Secretary	Shall serve until death, resignation or removal. Officer since 2008.	Vice President and Associate Counsel Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2007; Attorney at the law firm of Pepper Hamilton LLP from 2005 to 2007.

SALVATORE FAIA Date of Birth: 12/62	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2007.	President and Founder of Vigilant Compliance Services since August 15, 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.) Inc., from 2002 to 2004.

LEADERSHIP STRUCTURE AND RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust and each of its fund’s financial operations and performance, oversee the activities and legal compliance of the Adviser and other major service providers, keep themselves informed and exercise their business judgment in making decisions important to the Trust’s proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board is comprised of five individuals, two of whom are considered Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (at least quarterly) to review the investment performance of the funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.
Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. Based on a review of the Board and its function, the Trustees have determined that the leadership structure of the Board is appropriate and that the Board’s role in the risk oversight of the Trust, as discussed below, allows the Board to effectively administer its oversight function.
The Board has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.
AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board has adopted a written charter (the “Audit Committee Charter”) for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent registered public accountants; (2) review and approve the scope of the independent registered public accountants’ audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants’ certifications; and (4) review with such independent registered public accountants the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee meets at least two times per year. The Audit Committee met twice during the fiscal year ended April 30, 2010.
NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee meets at least once a year. The Nominating Committee met once during the fiscal year ended April 30, 2010.
The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board, for consideration by the Board when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer’s business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least a 5% interest in the Trust’s shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.
GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee meets at least once a year. The Governance Committee met twice during the fiscal year ended April 30, 2010.
TRUSTEE QUALIFICATIONS. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.
The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Marsini is the Executive Vice President Finance of BNY Mellon; Mr. Wynne is the Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing; Mr. Christian served as the Executive Vice President of Wilmington Trust and currently serves as the Trustee to other mutual fund complexes; Mr. Mansur is a Professor of Finance, School of Business Administration, at Widener University; and Mr. Puglisi is the Managing Director of Puglisi & Associates and serves as a director for various other businesses.
In its periodic self-assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its funds. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.
RISK OVERSIGHT. Through its direct oversight role, and indirectly through its Committees, of officers and service providers, the Board performs a risk oversight function for the Trust and its funds consisting, among other things, of the following activities: (1) at regular and special Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management team to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the investment advisers, administrator, distributor, transfer agent, custodian and independent registered public accounting firm of the funds, to review and discuss the activities of the Trust and its funds and to provide direction with respect thereto; and (5) engaging the services of the CCO of the Trust to test the compliance procedures of the Trust and its service providers.
SECURITY AND OTHER INTERESTS. As of December 31, 2009, none of the Trustees beneficially owned equity securities in a Fund and in all funds overseen by the Trustees within the Trust Complex. As of December 31, 2009, the Trustees and officers of the Trust owned individually and together less than 1% of the outstanding shares of a Fund.

Aggregate Dollar Range
of Equity Securities in
All Registered Investment
Companies Overseen by Trustee
	Dollar Range of Equity Securities	within the Family of
Name of Trustee	in the Fund	Investment Companies
Interested Trustees
Nicholas M. Marsini	None	None
Stephen M. Wynne	None	None
Independent Trustees
Robert J. Christian	None	None
Iqbal Mansur	None	None
Donald J. Puglisi	None	None
COMPENSATION. In addition to the fees below, the Trust reimburses the Independent Trustees for their related business expenses. The Trust does not compensate the Interested Trustees. The following table sets forth the aggregate compensation paid to each of the Independent Trustees for the fiscal year ended April 30, 2010.

		Pension or Retirement		Total
	Aggregate	Benefits Accrued as	Estimated Annual	Compensation
	Compensation	Part of the Trust’s	Benefits upon	from the Trust
Name of Independent Trustee	from the Trust	Expenses	Retirement	Complex
ROBERT J. CHRISTIAN	$27,375	$0	$0	$27,375
IQBAL MANSUR	$25,250	$0	$0	$25,250
DONALD J. PUGLISI	$24,875	$0	$0	$24,875
CODE OF ETHICS
In accordance with Rule 17j-1 of the 1940 Act, the Trust, the Adviser and the Underwriter have adopted a code of ethics (each, a “Code” and together, the “Codes”).
The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Fund under certain circumstances.
Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the Code of Ethics adopted by the Adviser, personal trading is subject to pre-clearance and other conditions set forth in their respective Codes.
On an annual basis, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust, including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.
PROXY VOTING
The Board of Trustees has adopted the Adviser’s proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Fund to the Adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to such Funds. The Adviser will consider the factors that could affect the value of a Fund’s investment in its determination on a vote.
The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. Their proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.
The Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of a Fund or that could compromise the Adviser’s independence of judgment and action in voting the proxy in the best interest of a Fund’s shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The Adviser’s proxy voting policies and procedures are attached herewith as Appendix B. The Funds are required to file annually their proxy voting record on Form N-PX with the SEC. Form N-PX is required to be filed by August 31 of each year and when filed will be available without charge by request by calling the Adviser at [(___) ___-___] or on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” the Fund within the meaning of the 1940 Act. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders. As of the date of this SAI, no person owned of record or beneficially 5% or more of the outstanding shares of any of the Funds.
INVESTMENT ADVISORY SERVICES
Gotham Asset Management, LLC (“Gotham” or the “Adviser”) is a registered investment adviser located at 50 Tice Boulevard, Woodcliff Lake, New Jersey 07677. Gotham was founded in [___] and, in addition to serving as the investment adviser to the Funds, Gotham provides portfolio management services to individuals, pension and profit sharing plans, charitable organizations, corporations, and other businesses, pooled investment vehicles and wrap accounts. As of [___], 2010, Gotham had approximately $[___] in assets under management.
Pursuant to an investment advisory agreement between the Trust and the Adviser, the Adviser manages the assets of each Fund (the “Investment Advisory Agreement”). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Funds. The Investment Advisory Agreement may be terminated by the Funds or the Adviser on 60 days’ written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive the following annual investment advisory fees, paid monthly, as a percentage of each Fund’s average daily net assets:

Formula Investing U.S. Value 1000 Fund	0.75%
Formula Investing U.S. Value Select Fund	0.85%
Formula Investing Global Value Fund	0.85%
Formula Investing Global Value Select Fund	0.95%
Formula Investing International Value Fund	0.85%

Formula Investing International Value Select Fund	0.95%
Gotham U.S. Value 1000 Fund	0.75%
Gotham Global Value Fund	0.85%
Gotham International Value Fund	0.85%
Each class of shares of a Fund bears its respective pro-rata portion of the advisory fee payable by the Fund. The Adviser has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as distribution (Rule 12b-1) fees or shareholder service fees), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions to (i) 1.00% of average daily net assets of each of the Formula Investing U.S. Value 1000 Fund and the Gotham U.S. Value 1000 Fund; (ii) 1.10% of average daily net assets of each of the Formula Investing U.S. Value Select Fund, Formula Investing Global Value Fund, Formula Investing International Value Fund, Gotham Global Fund, and the Gotham International Value Fund; and (iii) to 1.20% of average daily net assets of each of the Formula Investing Global Value Select Fund and the Formula Investing International Value Select Fund (together, the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2013, or at an earlier date at the discretion of the Board of Trustees. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Funds.
Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Funds, subject to and in accordance with the Funds’ investment objectives, policies and limitations set forth in each Prospectus and this SAI; (b) purchase and sell for the Funds, securities and other investments consistent with the Funds’ objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Funds and their investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with a Fund. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.
The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.
The salaries of personnel of the Adviser performing services for the Funds relating to research, statistical and investment activities are paid by the Adviser.
Additionally, the Adviser has agreed to compensate, at its own expense and out of its own legitimate profits, the Underwriter for, among other services: (i) entering into selling and/or service agreements to assist in facilitating the distribution of the Fund’s shares; (ii) preparing and executing selling and service agreements; (iii) preparing quarterly 12b-1 reports to the Board of Trustees of the Trust; and (iv) reviewing and submitting to the Financial Industry Regulatory Authority (“FINRA”) the Fund’s advertising and sales literature.
The front-end sales load reallowed to dealers as a percentage of the offering price of each Fund’s Class A shares is described in the Formula Investing Funds’ Prospectus.
PORTFOLIO MANAGERS
The management of the Funds is the responsibility of a group of investment professionals employed by the Adviser. The information provided below supplements the information provided in each Prospectus under the heading

“Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:
(i)	“Other Accounts Managed.” Other accounts managed by Joel Greenblatt and Robert Goldstein who are portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Funds as of September 30, 2010;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts as of September 30, 2010; and

(iv)	“Ownership of Securities.” Information regarding each portfolio manager’s dollar range of equity securities beneficially owned in the Funds as of September 30, 2010.
Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Joel Greenblatt and Robert Goldstein, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of September 30, 2010.

Total Assets
				Number of Accounts	Managed subject to
	Total Number			Managed subject to a	a Performance
Portfolio Manager/	of Accounts	Total Assets		Performance Based	Based Advisory Fee
Type of Accounts	Managed	(millions)		Advisory Fee	(millions)
Joel Greenblatt
Registered Investment Companies:	[____]	$	[____]	[____]	$	[____]
Other Pooled Investment Vehicles:	[____]	$	[____]	[____]	$	[____]
Other Accounts:	[____]	$	[____]	[____]	$	[____]
Robert Goldstein
Registered Investment Companies:	[____]	$	[____]	[____]	$	[____]
Other Pooled Investment Vehicles:	[____]	$	[____]	[____]	$	[____]
Other Accounts:	[____]	$	[____]	[____]	$	[____]

Material Conflicts of Interest. The Adviser provides advisory services to other clients which invest in securities of the same type that the Fund invests in (e.g, equity securities). These include certain managed accounts which are affiliates of the Adviser. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of a Fund and other accounts, that the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provides a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.
Compensation. The portfolio managers do not earn a salary for their management of the Funds. Each portfolio manager owns an equity interest in the Adviser and is entitled to receive a share of the Adviser’s profits. To the extent that serving as investment adviser to the Funds increases the Adviser’s profits, the portfolio managers will be compensated based on their equity interests.
Ownership of Securities. The portfolio managers did not beneficially own equity securities in the Funds.
ADMINISTRATION AND ACCOUNTING SERVICES
Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, BNY Mellon Investment Servicing performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust’s registration statement, assisting in obtaining the fidelity bond and trustees’ and officers’/errors and omissions insurance policies, preparing notices, agendas and resolutions for quarterly Board meetings, maintaining the Trust’s corporate calendar, maintaining Trust contract files and providing executive and administrative services to support the Independent Trustees. BNY Mellon Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Trust. In addition, BNY Mellon Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon Investment Servicing include determining the NAV per share of each Fund and maintaining records relating to the securities transactions of the Funds. BNY Mellon Investment Servicing and the Underwriter are indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.
ADDITIONAL SERVICE PROVIDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. [                    ], serves as the independent registered public accounting firm to the Trust.
LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.
CUSTODIAN. PFPC Trust Company (the “Custodian”), located at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Funds’ custodian. The Custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.
TRANSFER AGENT. BNY Mellon Investment Servicing, 760 Moore Road, King of Prussia, PA 19406, serves as the Trust’s Transfer Agent and Dividend Paying Agent.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of a Fund. Where possible, the Adviser deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Adviser to obtain the best results in conducting portfolio transactions for a Fund, taking into account such factors as price (including the applicable dealer-spread or commission), the size, type and difficulty of the transaction involved, the firm’s general execution and operations facilities and the firm’s risk in positioning the securities involved. The cost of portfolio securities transactions of a Fund primarily consists of dealer or underwriter spreads and brokerage commissions.
While reasonable competitive spreads or commissions are sought, a Fund will not necessarily be paying the lowest spread or commission available. Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Adviser may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement and the expense of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers might be used by the Adviser in servicing all of its accounts and such research may or may not be useful to the Adviser in connection with a Fund. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Adviser may indirectly benefit from the provision of these services to the Adviser, and a Fund may indirectly benefit from services provided to the Adviser as a result of transactions for other clients.
The Funds invest in securities traded in the over-the-counter markets, and each Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order or rule, persons affiliated with a Fund are prohibited from dealing with a Fund as principal in the purchase and sale of securities. However, affiliated persons of a Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.
Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for a Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES
The additional compensation to financial intermediaries described in each Prospectus may be calculated based on factors determined by the Adviser and its affiliates from time to time, including: the value of a Fund’s shares sold to, or held by, a financial intermediary’s customers; gross sales of a Fund’s shares by a financial intermediary; or a negotiated lump sum payment.
In addition to the additional cash payments to financial intermediaries described in each Prospectus, subject to applicable FINRA rules and regulations, the Adviser and its affiliates may provide compensation to financial intermediaries that may enable the Adviser and its affiliates to sponsor or participate in educational or training programs, sales contests and other promotions involving the sales representatives and other employees of financial intermediaries in order to promote the sale of a Fund’s shares. The Adviser and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their sales representatives and other employees in connection with such educational or training programs, sales contests and other promotions. These payments may vary with each such event.

DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN
BNY Mellon Distributors Inc., the “Underwriter,” located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Funds’ shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to facilitate the sale of shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously. Nicholas M. Marsini, Jr. and Stephen M. Wynne are both Interested Trustees of the Trust in part because of their affiliation with the Underwriter. By reason of such affiliations, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter and may be deemed to have a direct or indirect financial interest in the operation of the Funds’ Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).
Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Underwriter receives fees under the 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A and Class C shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Funds, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of a Fund’s Class I or Institutional Class shares. The Trustees of the Trust, including a majority of the Independent Trustees, have determined that there is a reasonable likelihood that the 12b-1 Plan will benefit the Trust, the Funds and the shareholders of the Funds’ Class A and Class C shares.
The Underwriting Agreement became effective as of July 19, 2007 and continued in effect for a period of two years. Thereafter, the agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.
The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to any Fund (i) (by vote of a majority of the Trustees of the Funds who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any 12b-1 Plan of the Funds or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days’ written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days’ written notice to the Fund. The Underwriter will be compensated for distribution services according to the 12b-1 Plan regardless of the Underwriter’s expenses.
The 12b-1 Plan provides that the Underwriter will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Underwriter may pay certain financial institutions (“Service Organizations”) such as banks or broker-dealers who have entered into servicing agreements with the Underwriter and other financial institutions for distribution and shareholder servicing activities.
The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% and 1.00% (0.75% distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the Class A and Class C shares of each Fund’s average net assets, except with respect to limitations set from time to time by the Board of Trustees.
Under the 12b-1 Plan, if any payments made by the Adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Class A and Class C shares, such payments are authorized. Each Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.
CAPITAL STOCK AND OTHER SECURITIES
The Trust issues and offers separate classes of shares of each Fund: Class A, Class C and Class I shares with respect to the Formula Investing Funds and Institutional Class shares with respect to the Gotham Funds. The shares of each Fund, when issued and paid for in accordance with each Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
The separate classes of shares of each Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class A and Class C shares bear Rule 12b-1 distribution expenses and have exclusive voting rights with respect to the 12b-1 Plan pursuant to which the distribution fee may be paid.
The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any applicable shareholder service or Rule 12b-1 distribution fees. Accordingly, the NAV of the Class A and Class C shares will be reduced by such amount to the extent a Fund has undistributed net income.
Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and each class, as the case may be, takes separate votes on matters affecting only that Fund or class.
The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund’s outstanding shares.
PURCHASE, REDEMPTION AND PRICING OF SHARES
PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of each Prospectus.
REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of each Prospectus.
PRICING OF SHARES. For the Funds, the NAV per share of each Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding. This determination is made by BNY Mellon Investment Servicing, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Funds are open for business. The Funds are open for business on days when the Exchange is open for business.
In valuing a Fund’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.
DIVIDENDS
Each Fund intends to distribute substantially all of its net investment income, if any. The Funds declare and pay dividends from net investment income annually. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-business days on which dividends are not declared. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.
A Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.
A statement will be sent to you within 60 days after the end of each year detailing the tax status of your distributions. Please see “Taxation of the Funds” below for more information on the federal income tax consequences of dividends and other distributions made by a Fund.
TAXATION OF THE FUNDS
The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of a Fund. The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”) and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive and may affect the conclusions expressed herein. The summary applies only to beneficial owners of a Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC and may not apply to certain types of beneficial owners of a Fund’s shares, including, but not limited to insurance companies, tax exempt organizations, shareholders holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding a Fund’s shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.
No Fund has requested nor will a Fund request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Each shareholder is urged and advised to consult their own tax adviser with respect to the tax consequences of the ownership, purchase and disposition of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder’s shares and to possible effects of changes in federal or other tax laws.
GENERAL. For federal tax purposes, each Fund is treated as a separate corporation. Each Fund has elected, and intends to continue to qualify for, taxation as a RIC under the IRC. By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.

Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by the Fund without the concurrent receipt of cash. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by the Fund’s governing documents and other regulatory restrictions, through borrowing the amounts required.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that: (a) each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the “Qualifying Income Requirement”), and net income from certain qualified publicly traded partnerships; (b) each Fund diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of such Fund’s assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships”; and (c) each Fund distributes for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax exempt interest, if any, net of expenses allocable thereto.
The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the qualifying income requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, such regulations have not been issued.
As a RIC, each Fund will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of the excess of its gross tax exempt interest income, if any, over certain disallowed deductions (“net tax exempt interest”). Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.
The qualifying income and asset requirements that must be met under the IRC in order for each Fund to qualify as a RIC, as described above, may limit the extent to which each Fund will be able to engage in commodity-related derivative transactions. Rules governing the federal income tax aspects of commodity–related derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.” If the Fund invests in commodity-related derivatives it intends to account for such transactions, in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept this treatment, the status of the Fund as a RIC might be jeopardized.
If for any taxable year a Fund fails to qualify as a RIC, it will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2011) and the dividends-received deduction for corporation shareholders.
EXCISE TAX. If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98% of the excess of its capital gains over of its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which the Fund did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. A Fund may in certain circumstances be required to liquidate its investments to make sufficient distributions to avoid Excise Tax liability at a time when its Adviser might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualifications as a RIC. No assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.
CAPITAL LOSS CARRYFORWARDS. Each Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. Each Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. A Fund cannot carry back or carry forward any net operating losses.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. A Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, a Fund will be required to include the OID in income over the term of the debt security, even though the Fund will not receive cash payments for such OID until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having OID, which could affect the character and timing of recognition of income. Inflation-indexed bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.
A debt security acquired in the secondary market may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent an election by a Fund to include the market discount in income as it accrues, gain on such Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payment in cash on such securities during the year.
Each Fund generally will be required to distribute dividends to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by such Fund (even if such sales are not advantageous) or, if permitted by such Fund’s governing documents, through borrowing.. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).
OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.
Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by a Fund (“Section 1256 contracts”), other than contracts on which such Fund has made a “mixed-straddle election,” will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund’s taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require a Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by such Fund.
The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to a Fund’s shareholders as ordinary income, and to A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
When a covered call option written (sold) by a Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when such Fund wrote the option. When a covered call option written by a Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.
STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest. Offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If a Fund is treated as entering into a straddle and at least one (but not all) of such Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by such Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.
In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that such Fund may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
SWAPS AND DERIVATIVES. As a result of entering into swap or derivative agreements, the Funds may make or receive periodic net payments. The Funds may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Funds have been a party to a swap or derivative for more than one year). With respect to certain types of swaps or derivatives, the Funds may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark such swaps or derivatives to market annually for tax purposes as ordinary income or loss.
Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be affected. The Funds intend to monitor developments in this area. Certain requirements that must be met under the IRS in order for the Funds to qualify as a RIC may limit the extent to which they will be able to engage in swap agreements and certain derivatives.
CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, such Fund will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon the Fund’s holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the IRC.
In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale. The foregoing will not apply, however, to a Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).
WASH SALES. A Fund may in certain circumstances be impacted by special rules relating to “wash sales.” In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by such Fund within 30 days before or 30 days after the sale.
SHORT SALES. A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed above.
PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (“PFIC”) or become a PFIC under the IRC. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the stock of the PFIC held by the Fund or on any gain from the sale of such equity interest in the PFIC (collectively “PFIC income”), plus interest thereon even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in such Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce a Fund’s economic return from its investment in PFIC shares. To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain. As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.
A Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, such Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.
FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by a Fund or its shareholders in future years. The foreign currency income or loss will also increase or decrease a Fund’s investment company income distributable to its shareholders.
FOREIGN TAXATION. Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, the Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of the Fund would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Each shareholder will be notified within 60 days after the close of each Fund’s taxable year whether the foreign taxes paid by the Fund will “pass-through” for that year.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.
REITs. A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (“TMPs”), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of RICs, such as the Funds, will be allocated to shareholders of such RICs in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, a Fund may not be a suitable investment for certain tax exempt-shareholders. See “Tax-Exempt Shareholders.”
DISTRIBUTIONS. Distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.
For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.
Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by a Fund in taxable years beginning before January 1, 2011. A distribution from a Fund will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that the distributing Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund’s distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.
Recent legislation will impose, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.
Not later than 60 days after the close of each calendar year, each Fund will inform shareholders of the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders are urged and advised to consult their own tax advisors for more information.
SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.
The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of the Funds’ shares.
BACKUP WITHHOLDING. Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to “backup withholding,” or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Shareholders are urged and advised to consult their own tax advisors as to the state and local tax rules affecting investments in the Funds.
NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States) federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund , and, with respect to taxable years beginning before January 1, 2010, short-term capital gain dividends, capital gain dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (“USRPIs”), as described below.
For taxable years beginning before January 1, 2010, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by a Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders. In order to qualify as an interest-related dividend a Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of its taxable year.
Distributions of a Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations,” which may include certain REITs, among other entities and certain REIT capital gain dividends) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN). All non-U.S. shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
TAX-EXEMPT SHAREHOLDERS. A tax exempt shareholder could realize UBTI by virtue of its investment in a Fund due to such Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
It is possible that a tax-exempt shareholder of a Fund will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs. All tax-exempt shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.
TAX SHELTER REPORTING REGULATIONS. Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of an investment in the Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The Adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. In that event, the Adviser will consider whether it is in the best interest of the Fund to continue to hold the securities.
Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.
An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor.
Fitch credit ratings are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supra-national and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
Short-Term Credit Ratings
Moody’s
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following:
“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
S&P
An S&P short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days, including commercial paper. The following summarizes the rating categories used by S&P for short-term issues:
“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” — Obligations are regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B-1” — Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative — grade obligors.
“B-2” — Obligations are regarded as having significant speculative characteristics and the obligor has an average speculative — grade capacity to meet its financial commitments over the short-term compared to other speculative — grade obligors.
“B-3” — Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative — grade obligors.
“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
“D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:
“F1” — Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
“F2” — Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
“F3” — Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
“B” — Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
“C” — Securities possess high short-term default risk. This designation indicates that default is a real possibility.
“RD” (Restricted default) — This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
“D” (Default) — This designation indicates a broad-based default event for an entity, or the default of a specific short-term obligation.
Specific limitations relevant to the Short-Term Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.
Long-Term Credit Ratings
Moody’s
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P
Issue credit ratings are based, in varying degrees, on the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
The following summarizes the ratings used by S&P for long-term issues:
“AAA” — An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.
“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“N.R.” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch
Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment.
The following summarizes long-term ratings used by Fitch:
“AAA” — Securities considered to be highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
“AA” — Securities considered to be very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
“A” — Securities considered to be high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” — Securities considered to be good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” — Securities considered to be speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
“B” — Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.
“CCC” — Securities have substantial credit risk. “CCC” ratings indicate that substantial credit risk is present.
“CC” — Securities have very high levels of credit risk. “CC” ratings indicate very high levels of credit risk.
“C” — Securities have exceptionally high levels of credit risk. “C” indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate or public finance obligation ratings in the categories below “B.”
Specific limitations relevant to the corporate obligation rating scale include:
•	The ratings do not predict a specific percentage of default likelihood or expected loss over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default and relative recovery should a default occur.

Notes to Short-Term and Long-Term Credit Ratings
Moody’s
Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (“UPG”), on review for possible downgrade (“DNG”), or more rarely with direction uncertain (“UNC”). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.
Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (“POS”), Negative (“NEG”), Stable (“STA”) and Developing (“DEV” — contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A “RUR” (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, “NOO” (No Outlook) may be displayed.
S&P
Creditwatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.
Rating Outlook: An S&P rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.
•	“Positive” means that a rating may be raised.

•	“Negative” means that a rating may be lowered.

•	“Stable” means that a rating is not likely to change.

•	“Developing” means a rating may be raised or lowered.
Fitch
Rating Watch: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first if circumstances warrant such an action.
A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g. shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved, or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.
Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade (“CCC”, “CC” and “C”) the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.
Rating Outlook: Timing is informative but not critical to the choice of a Watch rather than an Outlook. A discrete event that is largely clear and the terms of which are defined, but which will not happen for more than six months – such as a lengthy regulatory approval process – would nonetheless likely see ratings placed on Watch rather than a revision to the Outlook.
An Outlook revision may, however, be deemed more appropriate where a series of potential event risks has been identified, none of which individually warrants a Watch but which cumulatively indicate heightened probability of a rating change over the following one to two years.
A revision to the Outlook may also be appropriate where a specific event has been identified, but where the conditions and implications of that event are largely unclear and subject to high execution risk over an extended period – for example a proposed, but politically controversial, privatization.
Municipal Note Ratings
Moody’s
Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:
“MIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
“MIG-2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
“MIG-3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG-2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“VMIG-3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P
An S&P U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
Fitch
Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

APPENDIX B
PROXY VOTING POLICY
FORMULA INVESTING, LLC
PROXY VOTING GUIDELINES
Introduction
Formula Investing (“FI”), in compliance with the principles of Rule 204-2 of the Advisers Act, has adopted and implemented policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how FI has actually voted their proxies. While decisions about how to vote must be determined on a case-by-case basis, FI’s general policies and procedures for voting proxies are set forth below.
Specific Proxy Voting Policies and Procedures
FI believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. Unless otherwise directed by the client, FI will vote proxies and FI will vote such proxies in the manner that, in their opinion, serves the best interests of their clients in accordance with this policy.
The following details FI’s philosophy and practice regarding the voting of proxies.
General
FI believes that each proxy proposal should be reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.
Voting Guidelines
While FI’s policy is to review each proxy proposal on its individual merits, FI has adopted guidelines for certain types of matters to assist the Proxy Manager or designee in the review and voting of proxies. These guidelines are set forth below:
1.	Corporate Governance
a.	Election of Directors and Similar Matters

In an uncontested election, FI will generally vote in favor of management’s proposed directors. In a contested election, FI will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company’s Board of Directors, FI will review any contested proposal on its merits.

Notwithstanding the foregoing, FI expects to support proposals to:
•	Limit directors’ liability and broaden directors’ indemnification rights;
And expects to generally vote against proposals to:
•	Adopt or continue the use of a classified Board structure; and

•	Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).

b.	Audit Committee Approvals

FI generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances. FI will generally vote to ratify management’s recommendation and selection of auditors.

c.	Shareholder Rights

FI may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis. Notwithstanding the foregoing, FI expects to generally support proposals to:
•	Adopt confidential voting and independent tabulation of voting results; and

•	Require shareholder approval of poison pills;
And expects to generally vote against proposals to:
•	Adopt super-majority voting requirements; and

•	Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.
2.	Anti-Takeover Measures, Corporate Restructurings and Similar Matters

FI may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.

Notwithstanding the foregoing, FI expects to generally support proposals to:
•	Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);

•	Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and

•	Require shareholder approval of “poison pills.”
And expects to generally vote against proposals to:
•	Adopt classified boards of directors;

•	Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and

•	Require a company to consider the non-financial effects of mergers or acquisitions.
3.	Capital Structure Proposals

FI will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

Notwithstanding the foregoing, FI expects to generally support proposals to:
•	Eliminate preemptive rights.

4.	Compensation
a.	General

FI generally supports proposals that encourage the disclosure of a company’s compensation policies. In addition, FI generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. FI may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.

Notwithstanding the foregoing, FI expects to generally support proposals to:
•	Require shareholders approval of golden parachutes; and

•	Adopt golden parachutes that do not exceed 1 to 3 times the base compensation of the applicable executives.
And expects to generally vote against proposals to:
•	Adopt measures that appear to the Proxy Manager to arbitrarily limit executive or employee benefits.
5.	Stock Option Plans and Share Issuances

FI evaluates proposed stock option plans and share issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, FI may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company. We believe that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders. We believe that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership. Therefore, we generally will vote against stock option plans. However, we will review these proposals on a case-by-case basis to determine that shareholders interests are being represented. We certainly are in favor of management, directors and employees owning stock, but prefer that the shares are purchased in the open market.

Notwithstanding the foregoing, FI expects to generally vote against proposals to:
•	Establish or continue stock option plans and share issuances that are not in the best interest of the shareholders.
6.	Corporate Responsibility and Social Issues

FI generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management. These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.

FI will consider proposals involving corporate responsibility and social issues on a case-by-case basis.

D.	Conflicts

In cases where FI is aware of a conflict between the interests of a client(s) and the interests of FI or an affiliated person of FI (e.g., a portfolio holding is a client or an affiliate of a client of FI), the FI will take the following steps:
(a)	vote matters that are specifically covered by this Proxy Voting Policy (e.g., matters where the FI’s vote is strictly in accordance with this Policy and not in its discretion) in accordance with this Policy; and

(b)	for other matters, contact the client for instructions with respect to how to vote the proxy.
E.	Disclosure of Proxy Voting Policy

Upon receiving a written request from a client, FI will provide a copy of this policy within a reasonable amount of time. If approved by the client, this policy and any requested records may be provided electronically.

E.	Recordkeeping

FI shall keep the following records for a period of at least five years, the first two in an easily accessible place:
(i)	A copy of this Policy;

(ii)	Proxy Statements received regarding client securities;

(iii)	Records of votes cast on behalf of clients;

(iv)	Any documents prepared by FI that were material to making a decision how to vote, or that memorialized the basis for the decision; and

(v)	Records of client requests for proxy voting information.
FI may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by FI that are maintained with a third party such as a proxy voting service, provided that FI has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

I. A Board of Directors That Serves the Interests of Shareholders
ELECTION OF DIRECTORS
The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Glass Lewis looks for talented boards with a record of protecting shareholders and delivering value over the medium- and long-term. We believe that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.
Independence
The independence of directors, or lack thereof, is ultimately demonstrated through the decisions they make. In assessing the independence of directors, we will take into consideration, when appropriate, whether a director has a track record indicative of making objective decisions. Likewise, when assessing the independence of directors we will also examine when a director’s service track record on multiple boards indicates a lack of objective decision-making. Ultimately, we believe the determination of whether a director is independent or not must take into consideration both compliance with the applicable independence listing requirements as well as judgments made by the director.
We look at each director nominee to examine the director’s relationships with the company, the company’s executives, and other directors. We do this to evaluate whether personal, familial, or financial relationships (not including director compensation) may impact the director’s decisions. We believe that such relationships make it difficult for a director to put shareholders’ interests above the director’s or the related party’s interests. We also believe that a director who owns more than 20% of a company can exert disproportionate influence on the board and, in particular, the audit committee.
Thus, we put directors into three categories based on an examination of the type of relationship they have with the company:
Independent Director — An independent director has no material financial, familial or other current relationships with the company, its executives, or other board members, except for board service and standard fees paid for that service. Relationships that existed within three to five years1 before the inquiry are usually considered “current” for purposes of this test.
In our view, a director who is currently serving in an interim management position should be considered an insider, while a director who previously served in an interim management position for less than one year and is no longer serving in such capacity is considered independent. Moreover, a director who previously served in an interim management position for over one year and is no longer serving in such capacity is considered an affiliate for five years following the date of his/her resignation or departure from the interim management position. Glass Lewis applies a three-year look back period to all directors who have an affiliation with the company other than former employment, for which we apply a five-year look back.

1	NASDAQ originally proposed a five-year look-back period but both it and the NYSE ultimately settled on a three-year look-back prior to finalizing their rules. A five-year standard is more appropriate, in our view, because we believe that the unwinding of conflicting relationships between former management and board members is more likely to be complete and final after five years. However, Glass Lewis does not apply the five-year look back period to directors who have previously served as executives of the company on an interim basis for less than one year.

Affiliated Director — An affiliated director has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company.2 This includes directors whose employers have a material financial relationship with the company.3 In addition, we view a director who owns or controls 20% or more of the company’s voting stock as an affiliate.
We view 20% shareholders as affiliates because they typically have access to and involvement with the management of a company that is fundamentally different from that of ordinary shareholders. More importantly, 20% holders may have interests that diverge from those of ordinary holders, for reasons such as the liquidity (or lack thereof) of their holdings, personal tax issues, etc.
Inside Director — An inside director simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company. In our view, an inside director who derives a greater amount of income as a result of affiliated transactions with the company rather than through compensation paid by the company (i.e., salary, bonus, etc. as a company employee) faces a conflict between making decisions that are in the best interests of the company versus those in the director’s own best interests. Therefore, we will recommend voting against such a director.
Definition of “Material”: A material relationship is one in which the dollar value exceeds: (i) $50,000 (or where no amount is disclosed) for directors who are paid for a service they have agreed to perform for the company, outside of their service as a director, including professional or other services; or (ii) $120,000 (or where no amount is disclosed) for those directors employed by a professional services firm such as a law firm, investment bank, or consulting firm where the company pays the firm, not the individual, for services. This dollar limit would also apply to charitable contributions to schools where a board member is a professor; or charities where a director serves on the board or is an executive;4 and any aircraft and real estate dealings between the company and the director’s firm; or (iii) 1% of either company’s consolidated gross revenue for other business relationships (e.g., where the director is an executive officer of a company that provides services or products to or receives services or products from the company).
Definition of “Familial”: Familial relationships include a person’s spouse, parents, children, siblings, grandparents, uncles, aunts, cousins, nieces, nephews, in-laws, and anyone (other than domestic employees) who shares such person’s home. A director is an affiliate if the director has a family member who is employed by the company and who receives compensation of $120,000 or more per year or the compensation is not disclosed.
Definition of “Company”: A company includes any parent or subsidiary in a group with the company or any entity that merged with, was acquired by, or acquired the company.

2	If a company classifies one of its non-employee directors as non-independent, Glass Lewis will classify that director as an affiliate.

3	We allow a five-year grace period for former executives of the company or merged companies who have consulting agreements with the surviving company. (We do not automatically recommend voting against directors in such cases for the first five years.) If the consulting agreement persists after this five-year grace period, we apply the materiality thresholds outlined in the definition of “material.”

4	We will generally take into consideration the size and nature of such charitable entities in relation to the company’s size and industry along with any other relevant factors such as the director’s role at the charity.

Voting Recommendations on the Basis of Board Independence
Glass Lewis believes a board will be most effective in protecting shareholders’ interests if it is at least two-thirds independent. We note that each of the Business Roundtable, the Conference Board, and the Council of Institutional Investors advocates that two-thirds of the board be independent. Where more than one-third of the members are affiliated or inside directors, we typically5 recommend voting against some of the inside and/or affiliated directors in order to satisfy the two-thirds threshold.6
In the case of a less than two-thirds independent board, Glass Lewis strongly supports the existence of a presiding or lead director with authority to set the meeting agendas and to lead sessions outside the insider chairman’s presence.
In addition, we scrutinize avowedly “independent” chairmen and lead directors. We believe that they should be unquestionably independent or the company should not tout them as such.
Committee Independence
We believe that only independent directors should serve on a company’s audit, compensation, nominating, and governance committees.7 We typically recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating, or governance committee, or who has served in that capacity in the past year.
Independent Chairman
Glass Lewis believes that separating the roles of CEO (or, more rarely, another executive position) and chairman creates a better governance structure than a combined CEO/chairman position. An executive manages the business according to a course the board charts. Executives should report to the board regarding their performance in achieving goals the board set. This is needlessly complicated when a CEO chairs the board, since a CEO/chairman presumably will have a significant influence over the board.
It can become difficult for a board to fulfill its role of overseer and policy setter when a CEO/chairman controls the agenda and the boardroom discussion. Such control can allow a CEO to have an entrenched position, leading to longer-than-optimal terms, fewer checks on management, less scrutiny of the business operation, and limitations on independent, shareholder-focused goal-setting by the board.
A CEO should set the strategic course for the company, with the board’s approval, and the board should enable the CEO to carry out the CEO’s vision for accomplishing the board’s objectives. Failure to achieve the board’s objectives should lead the board to replace that CEO with someone in whom the board has confidence.

5	With a staggered board, if the affiliates or insiders that we believe should not be on the board are not up for election, we will express our concern regarding those directors, but we will not recommend voting against the affiliates or insiders who are up for election just to achieve two-thirds independence.

6	Where a director serves on a board as a representative (as part of his or her basic responsibilities) of an investment firm with greater than 20% ownership, we will generally consider him/her to be affiliated but will not recommend voting against unless (i) the investment firm has disproportionate board representation or (ii) the director serves on the audit committee.

7	We will recommend voting against an audit committee member who owns 20% or more of the company’s stock, and we believe that there should be a maximum of one director (or no directors if the committee is comprised of less than three directors) who owns 20% or more of the company’s stock on the compensation, nominating, and governance committees.

Likewise, an independent chairman can better oversee executives and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. Such oversight and concern for shareholders allows for a more proactive and effective board of directors that is better able to look out for the interests of shareholders.
Further, it is the board’s responsibility to select a chief executive who can best serve a company and its shareholders and to replace this person when his or her duties have not been appropriately fulfilled. Such a replacement becomes more difficult and happens less frequently when the chief executive is also in the position of overseeing the board.
We recognize that empirical evidence regarding the separation of these two roles remains inconclusive. However, Glass Lewis believes that the installation of an independent chairman is almost always a positive step from a corporate governance perspective and promotes the best interests of shareholders. Further, the presence of an independent chairman fosters the creation of a thoughtful and dynamic board, not dominated by the views of senior management.
We do not recommend that shareholders vote against CEOs who chair the board. However, we typically encourage our clients to support separating the roles of chairman and CEO whenever that question is posed in a proxy (typically in the form of a shareholder proposal), as we believe that it is in the long-term best interests of the company and its shareholders.
Performance
The most crucial test of a board’s commitment to the company and its shareholders lies in the actions of the board and its members. We look at the performance of these individuals as directors and executives of the company and of other companies where they have served.
Voting Recommendations on the Basis of Performance
We disfavor directors who have a record of not fulfilling their responsibilities to shareholders at any company where they have held a board or executive position. We typically recommend voting against:
1. A director who fails to attend a minimum of 75% of the board meetings or 75% of the total of applicable committee meetings and board meetings.8
2. A director who belatedly filed a significant form(s) 4 or 5, or who has a pattern of late filings if the late filing was the director’s fault (we look at these late filing situations on a case-by-case basis).
3. A director who is also the CEO of a company where a serious and material restatement has occurred after the CEO had previously certified the pre-restatement financial statements.
4. A director who has received two against recommendations from Glass Lewis for identical reasons within the prior year at different companies (the same situation must also apply at the company being analyzed).
5. All directors who served on the board if, for the last three years, the company’s performance has been in the bottom quartile of the sector and the directors have not taken reasonable steps to address the poor performance.

8	However, where a director has served for less than one full year, we will typically not recommend voting against for failure to attend 75% of meetings. Rather, we will note the poor attendance with a recommendation to track this issue going forward. We will also refrain from recommending to vote against directors when the proxy discloses that the director missed the meetings due to serious illness or other extenuating circumstances.

Audit Committees and Performance
Audit committees play an integral role in overseeing the financial reporting process because “[v]ibrant and stable capital markets depend on, among other things, reliable, transparent, and objective financial information to support an efficient and effective capital market process. The vital oversight role audit committees play in the process of producing financial information has never been more important.”9
When assessing an audit committee’s performance, we are aware that an audit committee does not prepare financial statements, is not responsible for making the key judgments and assumptions that affect the financial statements, and does not audit the numbers or the disclosures provided to investors. Rather, an audit committee member monitors and oversees the process and procedures that management and auditors perform. The 1999 Report and Recommendations of the Blue Ribbon Committee on Improving the Effectiveness of Corporate Audit Committees stated it best:
A proper and well-functioning system exists, therefore, when the three main groups responsible for financial reporting — the full board including the audit committee, financial management including the internal auditors, and the outside auditors — form a ‘three legged stool’ that supports responsible financial disclosure and active participatory oversight. However, in the view of the Committee, the audit committee must be ‘first among equals’ in this process, since the audit committee is an extension of the full board and hence the ultimate monitor of the process.
Standards for Assessing the Audit Committee
For an audit committee to function effectively on investors’ behalf, it must include members with sufficient knowledge to diligently carry out their responsibilities. In its audit and accounting recommendations, the Conference Board Commission on Public Trust and Private Enterprise said “members of the audit committee must be independent and have both knowledge and experience in auditing financial matters.”10
We are skeptical of audit committees where there are members that lack expertise as a Certified Public Accountant (CPA), Chief Financial Officer (CFO) or corporate controller or similar experience. While we will not necessarily vote against members of an audit committee when such expertise is lacking, we are more likely to vote against committee members when a problem such as a restatement occurs and such expertise is lacking.
Glass Lewis generally assesses audit committees against the decisions they make with respect to their oversight and monitoring role. The quality and integrity of the financial statements and earnings reports, the completeness of disclosures necessary for investors to make informed decisions, and the effectiveness of the internal controls should provide reasonable assurance that the financial statements are materially free from errors. The independence of the external auditors and the results of their work all provide useful information by which to assess the audit committee.

9	Audit Committee Effectiveness — What Works Best.” PricewaterhouseCoopers. The Institute of Internal Auditors Research Foundation. 2005.

10	Commission on Public Trust and Private Enterprise. The Conference Board. 2003.

When assessing the decisions and actions of the audit committee, we typically defer to its judgment and would vote in favor of its members, but we would recommend voting against the following members under the following circumstances:11
1. All members of the audit committee when options were backdated, there is a lack of adequate controls in place, there was a resulting restatement, and disclosures indicate there was a lack of documentation with respect to the option grants.
2. The audit committee chair, if the audit committee does not have a financial expert or the committee’s financial expert does not have a demonstrable financial background sufficient to understand the financial issues unique to public companies.
3. The audit committee chair, if the audit committee did not meet at least 4 times during the year.
4. The audit committee chair, if the committee has less than three members.
5. Any audit committee member who sits on more than three public company audit committees, unless the audit committee member is a retired CPA, CFO, controller or has similar experience, in which case the limit shall be four committees, taking time and availability into consideration including a review of the audit committee member’s attendance at all board and committee meetings.
6. All members of an audit committee who are up for election and who served on the committee at the time of the audit, if audit and audit-related fees total one-third or less of the total fees billed by the auditor.
7. The audit committee chair when tax and/or other fees are greater than audit and audit-related fees paid to the auditor for more than one year in a row (in which case we also recommend against ratification of the auditor).
8. All members of an audit committee where non-audit fees include fees for tax services (including, but not limited to, such things as tax avoidance or shelter schemes) for senior executives of the company. Such services are now prohibited by the PCAOB.
9. All members of an audit committee that reappointed an auditor that we no longer consider to be independent for reasons unrelated to fee proportions.
10. All members of an audit committee when audit fees are excessively low, especially when compared with other companies in the same industry.

11. The audit committee chair12 if the committee failed to put auditor ratification on the ballot for shareholder approval. However, if the non-audit fees or tax fees exceed audit plus audit-related fees in either the current or the prior year, then Glass Lewis will recommend voting against the entire audit committee.

11	Where the recommendation is to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against the members of the committee who are up for election; rather, we will simply express our concern with regard to the committee chair.

12	In all cases, if the chair of the committee is not specified, we recommend voting against the director who has been on the committee the longest.

12. All members of an audit committee where the auditor has resigned and reported that a section 10A13 letter has been issued.
13. All members of an audit committee at a time when material accounting fraud occurred at the company.
14. All members of an audit committee at a time when annual and/or multiple quarterly financial statements had to be restated, and any of the following factors apply:
• The restatement involves fraud or manipulation by insiders;
• The restatement is accompanied by an SEC inquiry or investigation;
• The restatement involves revenue recognition;
• The restatement results in a greater than 5% adjustment to costs of goods sold, operating expense, or operating cash flows; or
• The restatement results in a greater than 5% adjustment to net income, 10% adjustment to assets or shareholders equity, or cash flows from financing or investing activities.
15. All members of an audit committee if the company repeatedly fails to file its financial reports in a timely fashion. For example, the company has filed two or more quarterly or annual financial statements late within the last 5 quarters.
16. All members of an audit committee when it has been disclosed that a law enforcement agency has charged the company and/or its employees with a violation of the Foreign Corrupt Practices Act (FCPA).
17. All members of an audit committee when the company has aggressive accounting policies and/or poor disclosure or lack of sufficient transparency in its financial statements.
18. All members of the audit committee when there is a disagreement with the auditor and the auditor resigns or is dismissed.
19. All members of the audit committee if the contract with the auditor specifically limits the auditor’s liability to the company for damages.14
20. All members of the audit committee who served since the date of the company’s last annual meeting, and when, since the last annual meeting, the company has reported a material weakness that has not yet been corrected, or, when the company has an ongoing material weakness from a prior year that has not yet been corrected.
We also take a dim view of audit committee reports that are boilerplate, and which provide little or no information or transparency to investors. When a problem such as a material weakness, restatement or late filings occurs, we take into consideration, in forming our judgment with respect to the audit committee, the transparency of the audit committee report.
Compensation Committee Performance

13	Auditors are required to report all potential illegal acts to management and the audit committee unless they are clearly inconsequential in nature. If the audit committee or the board fails to take appropriate action on an act that has been determined to be a violation of the law, the independent auditor is required to send a section 10A letter to the SEC. Such letters are rare and therefore we believe should be taken seriously.

14	The Council of Institutional Investors. “Corporate Governance Policies,” p. 4, April 5, 2006; and “Letter from Council of Institutional Investors to the AICPA,” November 8, 2006.

Compensation committees have the final say in determining the compensation of executives. This includes deciding the basis on which compensation is determined, as well as the amounts and types of compensation to be paid. This process begins with the hiring and initial establishment of employment agreements, including the terms for such items as pay, pensions and severance arrangements. It is important in establishing compensation arrangements that compensation be consistent with, and based on the long-term economic performance of, the business’s long-term shareholders returns.
Compensation committees are also responsible for the oversight of the transparency of compensation. This oversight includes disclosure of compensation arrangements, the matrix used in assessing pay for performance, and the use of compensation consultants. In order to ensure the independence of the compensation consultant, we believe the compensation committee should only engage a compensation consultant that is not also providing any services to the company or management apart from their contract with the compensation committee. It is important to investors that they have clear and complete disclosure of all the significant terms of compensation arrangements in order to make informed decisions with respect to the oversight and decisions of the compensation committee.
Finally, compensation committees are responsible for oversight of internal controls over the executive compensation process. This includes controls over gathering information used to determine compensation, establishment of equity award plans, and granting of equity awards. Lax controls can and have contributed to conflicting information being obtained, for example through the use of nonobjective consultants. Lax controls can also contribute to improper awards of compensation such as through granting of backdated or spring-loaded options, or granting of bonuses when triggers for bonus payments have not been met.
Central to understanding the actions of a compensation committee is a careful review of the Compensation Discussion and Analysis (CD&A) report included in each company’s proxy. We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. The CD&A is also integral to the evaluation of compensation proposals at companies, such as management-submitted advisory compensation vote proposals, which allow shareholders to vote on the compensation paid to a company’s top executives.
In our evaluation of the CD&A, we examine, among other factors, the following:
1. The extent to which the company uses appropriate performance goals and metrics in determining overall compensation as an indication that pay is tied to performance.
2. How clearly the company discloses performance metrics and goals so that shareholders may make an independent determination that goals were met.
3. The extent to which the performance metrics, targets and goals are implemented to enhance company performance and encourage prudent risk-taking.
4. The selected peer group(s) so that shareholders can make a comparison of pay and performance across the appropriate peer group.
5. The extent to which the company benchmarks compensation levels at a specific percentile of its peer group along with the rationale for selecting such a benchmark.
6. The amount of discretion granted management or the compensation committee to deviate from defined performance metrics and goals in making awards, as well as the appropriateness of the use of such discretion.

We provide an overall evaluation of the quality and content of a company’s executive compensation policies and procedures as disclosed in a CD&A as either good, fair or poor.
We evaluate compensation committee members on the basis of their performance while serving on the compensation committee in question, not for actions taken solely by prior committee members who are not currently serving on the committee. At companies that provide shareholders with non-binding advisory votes on executive compensation (“Say-on-Pay”), we will use the Say-on-Pay proposal as the initial, primary means to express dissatisfaction with the company’s compensation polices and practices rather than recommending voting against members of the compensation committee (except in the most egregious cases).
When assessing the performance of compensation committees, we will recommend voting against for the following:15
1. All members of the compensation committee who are up for election and served at the time of poor pay-for-performance (e.g., a company receives an F grade in our pay-for-performance analysis) when shareholders are not provided with an advisory vote on executive compensation.16
2. Any member of the compensation committee who has served on the compensation committee of at least two other public companies that received F grades in our pay-for-performance model and who is also suspect at the company in question.
3. The compensation committee chair if the company received two D grades in consecutive years in our pay-for-performance analysis, and if during the past year the Company performed the same as or worse than its peers.17
4. All members of the compensation committee (during the relevant time period) if the company entered into excessive employment agreements and/or severance agreements.
5. All members of the compensation committee when performance goals were changed (i.e., lowered) when employees failed or were unlikely to meet original goals, or performance-based compensation was paid despite goals not being attained.
6. All members of the compensation committee if excessive employee perquisites and benefits were allowed.

15	Where the recommendation is to vote against the committee chair and the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern with regard to the committee chair.

16	Where there are multiple CEOs in one year, we will consider not recommending against the compensation committee but will defer judgment on compensation policies and practices until the next year or a full year after arrival of the new CEO. In addition, if a company provides shareholders with a Say-on-Pay proposal and receives an F grade in our pay-for-performance model, we will recommend that shareholders only vote against the Say-on-Pay proposal rather than the members of the compensation committee, unless the company exhibits egregious practices. However, if the company receives successive F grades, we will then recommend against the members of the compensation committee in addition to recommending voting against the Say-on-Pay proposal.

17	In cases where the company received two D grades in consecutive years, but during the past year the company performed better than its peers or improved from a D to an F grade year over year, we refrain from recommending to vote against the compensation chair. In addition, if a company provides shareholders with a Say-on-Pay proposal in this instance, we will consider voting against the advisory vote rather than the compensation committee chair unless the company exhibits unquestionably egregious practices.

7. The compensation committee chair if the compensation committee did not meet during the year, but should have (e.g., because executive compensation was restructured or a new executive was hired).
8. All members of the compensation committee when the company repriced options within the past two years and we would not have supported the repricing (e.g., officers and directors were allowed to participate).
9. All members of the compensation committee when vesting of in-the-money options is accelerated or when fully vested options are granted.
10. All members of the compensation committee when option exercise prices were backdated. Glass Lewis will recommend voting against an executive director who played a role in and participated in option backdating.
11. All members of the compensation committee when option exercise prices were spring-loaded or otherwise timed around the release of material information.
12. All members of the compensation committee when a new employment contract is given to an executive that does not include a clawback provision and the company had a material restatement, especially if the restatement was due to fraud.
13. The chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.
14. All members of the compensation committee during whose tenure the committee failed to implement a shareholder proposal regarding a compensation-related issue, where the proposal received the affirmative vote of a majority of the voting shares at a shareholder meeting, and when a reasonable analysis suggests that the compensation committee (rather than the governance committee) should have taken steps to implement the request.18
Nominating and Governance Committee Performance
The nominating and governance committee, as an agency for the shareholders, is responsible for the governance by the board of the company and its executives. In performing this role, the board is responsible and accountable for selection of objective and competent board members. It is also responsible for providing leadership on governance policies adopted by the company, such as decisions to implement shareholder proposals that have received a majority vote.
Regarding the nominating and or governance committee, we will recommend voting against the following:19
1. All members of the governance committee20 during whose tenure the board failed to implement a shareholder proposal with a direct and substantial impact on shareholders and

18	In all other instances (i.e. a non-compensation-related shareholder proposal should have been implemented) we recommend that shareholders vote against the members of the governance committee.

19	Where we would recommend to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern regarding the committee chair.

20	If the board does not have a governance committee (or a committee that serves such a purpose), we recommend voting against the entire board on this basis.

their rights — i.e., where the proposal received enough shareholder votes (at least a majority) to allow the board to implement or begin to implement that proposal.21 Examples of these types of shareholder proposals are majority vote to elect directors and to declassify the board.
2. The governance committee chair,22 when the chairman is not independent and an independent lead or presiding director has not been appointed.23 We note that each of the Business Roundtable, The Conference Board, and the Council of Institutional Investors advocates that two-thirds of the board be independent.
3. In the absence of a nominating committee, the governance committee chair when there are less than five or the whole nominating committee when there are more than 20 members on the board.
4. The governance committee chair, when the committee fails to meet at all during the year.
5. The governance committee chair, when for two consecutive years the company provides what we consider to be “inadequate” related party transaction disclosure (i.e. the nature of such transactions and/or the monetary amounts involved are unclear or excessively vague, thereby preventing an average shareholder from being able to reasonably interpret the independence status of multiple directors above and beyond what the company maintains is compliant with SEC or applicable stock-exchange listing requirements).
Regarding the nominating committee, we will recommend voting against the following:24
1. All members of the nominating committee, when the committee nominated or renominated an individual who had a significant conflict of interest or whose past actions demonstrated a lack of integrity or inability to represent shareholder interests.
2. The nominating committee chair, if the nominating committee did not meet during the year, but should have (i.e., because new directors were nominated or appointed since the time of the last annual meeting).
3. In the absence of a governance committee, the nominating committee chair25 when the chairman is not independent, and an independent lead or presiding director has not been appointed.26

21	Where a compensation-related shareholder proposal should have been implemented, and when a reasonable analysis suggests that the members of the compensation committee (rather than the governance committee) bear the responsibility for failing to implement the request, we recommend that shareholders only vote against members of the compensation committee.

22	If the committee chair is not specified, we recommend voting against the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend voting against the longest-serving board member serving on the committee.

23	We believe that one independent individual should be appointed to serve as the lead or presiding director. When such a position is rotated among directors from meeting to meeting, we will recommend voting against as if there were no lead or presiding director.

24	Where we would recommend is to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern regarding the committee chair.

25	If the committee chair is not specified, we will recommend voting against the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend voting against the longest-serving board member on the committee.

26	In the absence of both a governance and a nominating committee, we will recommend voting against the chairman of the board on this basis.

4. The nominating committee chair, when there are less than five or the whole nominating committee when there are more than 20 members on the board.27
5. The nominating committee chair, when a director received a greater than 50% against vote the prior year and not only was the director not removed, but the issues that raised shareholder concern were not corrected.28
Board-level Risk Management Oversight
Glass Lewis evaluates the risk management function of a public company board on a strictly case-by-case basis. Sound risk management, while necessary at all companies, is particularly important at financial firms which inherently maintain significant exposure to financial risk. We believe such financial firms should have a chief risk officer reporting directly to the board and a dedicated risk committee or a committee of the board charged with risk oversight. Moreover, many non-financial firms maintain strategies which involve a high level of exposure to financial risk. Similarly, since many non-financial firm have significant hedging or trading strategies, including financial and non-financial derivatives, those firms should also have a chief risk officer and a risk committee.
When analyzing the risk management practices of public companies, we take note of any significant losses or writedowns on financial assets and/or structured transactions. In cases where a company has disclosed a sizable loss or writedown, and where we find that the company’s board-level risk committee contributed to the loss through poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise)29, we will consider recommending to vote against the chairman of the board on that basis. However, we generally would not recommend voting against a combined chairman/CEO except in egregious cases.
Experience
We find that a director’s past conduct is often indicative of future conduct and performance. We often find directors with a history of overpaying executives or of serving on boards where avoidable disasters have occurred appearing at companies that follow these same patterns. Glass Lewis has a proprietary database of every officer and director serving at 8,000 of the most widely held U.S. companies. We use this database to track the performance of directors across companies.
Voting Recommendations on the Basis of Director Experience

We typically recommend that shareholders vote against directors who have served on boards or as executives of companies with records of poor performance, inadequate risk oversight,

27	In the absence of both a governance and a nominating committee, we will recommend voting against the chairman of the board on this basis.

28	Considering that shareholder discontent clearly relates to the director who received a greater than 50% against vote rather than the nominating chair, we review the validity of the issue(s) that initially raised shareholder concern, follow-up on such matters, and only recommend voting against the nominating chair if a reasonable analysis suggests that it would be most appropriate. In rare cases, we will consider recommending against the nominating chair when a director receives a substantial (i.e., 25% or more) vote against based on the same analysis.

29	A committee responsible for risk management could be a dedicated risk committee, or another board committee, usually the audit committee but occasionally the finance committee, depending on a given company’s board structure and method of disclosure. At some companies, the entire board is charged with risk management.

overcompensation, audit- or accounting-related issues, and/or other indicators of mismanagement or actions against the interests of shareholders.30
Likewise, we examine the backgrounds of those who serve on key board committees to ensure that they have the required skills and diverse backgrounds to make informed judgments about the subject matter for which the committee is responsible.
Other Considerations
In addition to the three key characteristics — independence, performance, experience — that we use to evaluate board members, we consider conflict-of-interest issues in making voting recommendations.
     Conflicts of Interest
We believe board members should be wholly free of identifiable and substantial conflicts of interest, regardless of the overall level of independent directors on the board. Accordingly, we recommend that shareholders vote against the following types of affiliated or inside directors:
1. A CFO who is on the board: In our view, the CFO holds a unique position relative to financial reporting and disclosure to shareholders. Because of the critical importance of financial disclosure and reporting, we believe the CFO should report to the board and not be a member of it.
2. A director who is on an excessive number of boards: We will typically recommend voting against a director who serves as an executive officer of any public company while serving on more than two other public company boards and any other director who serves on more than six public company boards typically receives an against recommendation from Glass Lewis. Academic literature suggests that one board takes up approximately 200 hours per year of each member’s time. We believe this limits the number of boards on which directors can effectively serve, especially executives at other companies.31 Further, we note a recent study has shown that the average number of outside board seats held by CEOs of S&P 500 companies is 0.7, down from 0.9 in 2004 and 1.6 in 1999.32
3. A director, or a director who has an immediate family member, providing consulting or other material professional services to the company: These services may include legal, consulting, or financial services. We question the need for the company to have consulting relationships with its directors. We view such relationships as creating conflicts for directors, since they may be forced to weigh their own interests against shareholder interests when making board decisions. In addition, a company’s decisions regarding where to turn for the best professional services may be compromised when doing business with the professional services firm of one of the company’s directors.
4. A director, or a director who has an immediate family member, engaging in airplane, real estate, or similar deals, including perquisite-type grants from the company, amounting to more than $50,000: Directors who receive these sorts of payments from the company will have to make unnecessarily complicated decisions that may pit their interests against shareholder interests.

30	We typically apply a three-year look-back to such issues and also research to see whether the responsible directors have been up for election since the time of the failure, and if so, we take into account the percentage of support they received from shareholders.

31	Our guidelines are similar to the standards set forth by the NACD in its “Report of the NACD Blue Ribbon Commission on Director Professionalism,” 2001 Edition, pp. 14-15 (also cited approvingly by the Conference Board in its “Corporate Governance Best Practices: A Blueprint for the Post-Enron Era,” 2002, p. 17), which suggested that CEOs should not serve on more than 2 additional boards, persons with full-time work should not serve on more than 4 additional boards, and others should not serve on more than six boards.

32	Spencer Stuart Board Index, 2009, p. 19

5. Interlocking directorships: CEOs or other top executives who serve on each other’s boards create an interlock that poses conflicts that should be avoided to ensure the promotion of shareholder interests above all else.33
6. All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.
     Size of the Board of Directors
While we do not believe there is a universally applicable optimum board size, we do believe boards should have at least five directors to ensure sufficient diversity in decision-making and to enable the formation of key board committees with independent directors. Conversely, we believe that boards with more than 20 members will typically suffer under the weight of “too many cooks in the kitchen” and have difficulty reaching consensus and making timely decisions. Sometimes the presence of too many voices can make it difficult to draw on the wisdom and experience in the room by virtue of the need to limit the discussion so that each voice may be heard.
To that end, we typically recommend voting against the chairman of the nominating committee at a board with fewer than five directors. With boards consisting of more than 20 directors, we typically recommend voting against all members of the nominating committee (or the governance committee, in the absence of a nominating committee).34
Controlled Companies
Controlled companies present an exception to our independence recommendations. The board’s function is to protect shareholder interests; however, when an individual or entity owns more than 50% of the voting shares, the interests of the majority of shareholders are the interests of that entity or individual. Consequently, Glass Lewis does not apply our usual two-thirds independence rule and therefore we will not recommend voting against boards whose composition reflects the makeup of the shareholder population.
     Independence Exceptions
The independence exceptions that we make for controlled companies are as follows:
1. We do not require that controlled companies have boards that are at least two-thirds independent. So long as the insiders and/or affiliates are connected with the controlling entity, we accept the presence of non-independent board members.
2. The compensation committee and nominating and governance committees do not need to consist solely of independent directors.

33	There is no look-back period for this situation. This only applies to public companies and we only footnote it for the non-insider.

34	The Conference Board, at p. 23 in its report “Corporate Governance Best Practices, Id.,” quotes one of its roundtable participants as stating, “[w]hen you’ve got a 20 or 30 person corporate board, it’s one way of assuring that nothing is ever going to happen that the CEO doesn’t want to happen.”

a. We believe that standing nominating and corporate governance committees at controlled companies are unnecessary. Although having a committee charged with the duties of searching for, selecting, and nominating independent directors can be beneficial, the unique composition of a controlled company’s shareholder base makes such committees weak and irrelevant.
b. Likewise, we believe that independent compensation committees at controlled companies are unnecessary. Although independent directors are the best choice for approving and monitoring senior executives’ pay, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests. As such, we believe that having affiliated directors on a controlled company’s compensation committee is acceptable. However, given that a controlled company has certain obligations to minority shareholders we feel that an insider should not serve on the compensation committee. Therefore, Glass Lewis will recommend voting against any insider (the CEO or otherwise) serving on the compensation committee.
3. Controlled companies do not need an independent chairman or an independent lead or presiding director. Although an independent director in a position of authority on the board – such as chairman or presiding director – can best carry out the board’s duties, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests.
4. Where an individual or entity owns more than 50% of a company’s voting power but the company is not a “controlled” company as defined by relevant listing standards, we apply a lower independence requirement of a majority of the board but keep all other standards in place. Similarly, where an individual or entity holds between 20-50% of a company’s voting power, but the company is not “controlled” and there is not a “majority” owner, we will allow for proportional representation on the board based on the individual or entity’s percentage of ownership.
Size of the Board of Directors
We have no board size requirements for controlled companies.
Audit Committee Independence
We believe that audit committees should consist solely of independent directors. Regardless of a company’s controlled status, the interests of all shareholders must be protected by ensuring the integrity and accuracy of the company’s financial statements. Allowing affiliated directors to oversee the preparation of financial reports could create an insurmountable conflict of interest.
Mutual Fund Boards
Mutual funds, or investment companies, are structured differently from regular public companies (i.e., operating companies). Typically, members of a fund’s adviser are on the board and management takes on a different role from that of regular public companies. Thus, we focus on a short list of requirements, although many of our guidelines remain the same.
The following mutual fund policies are similar to the policies for regular public companies:
1. Size of the board of directors: The board should be made up of between five and twenty directors.

2. The CFO on the board: Neither the CFO of the fund nor the CFO of the fund’s registered investment adviser should serve on the board.
3. Independence of the audit committee: The audit committee should consist solely of independent directors.
4. Audit committee financial expert: At least one member of the audit committee should be designated as the audit committee financial expert.
The following differences from regular public companies apply at mutual funds:
1. Independence of the board: We believe that three-fourths of an investment company’s board should be made up of independent directors. This is consistent with a proposed SEC rule on investment company boards. The Investment Company Act requires 40% of the board to be independent, but in 2001, the SEC amended the Exemptive Rules to require that a majority of a mutual fund board be independent. In 2005, the SEC proposed increasing the independence threshold to 75%. In 2006, a federal appeals court ordered that this rule amendment be put back out for public comment, putting it back into “proposed rule” status. Since mutual fund boards play a vital role in overseeing the relationship between the fund and its investment manager, there is greater need for independent oversight than there is for an operating company board.
2. When the auditor is not up for ratification: We do not recommend voting against the audit committee if the auditor is not up for ratification because, due to the different legal structure of an investment company compared to an operating company, the auditor for the investment company (i.e., mutual fund) does not conduct the same level of financial review for each investment company as for an operating company.
3. Non-independent chairman: The SEC has proposed that the chairman of the fund board be independent. We agree that the roles of a mutual fund’s chairman and CEO should be separate. Although we believe this would be best at all companies, we recommend voting against the chairman of an investment company’s nominating committee as well as the chairman of the board if the chairman and CEO of a mutual fund are the same person and the fund does not have an independent lead or presiding director. Seven former SEC commissioners support the appointment of an independent chairman and we agree with them that “an independent board chairman would be better able to create conditions favoring the long-term interests of fund shareholders than would a chairman who is an executive of the adviser.” (See the comment letter sent to the SEC in support of the proposed rule at http://sec.gov/rules/proposed/s70304/s70304-179.pdf)

DECLASSIFIED BOARDS
Glass Lewis favors the repeal of staggered boards and the annual election of directors. We believe staggered boards are less accountable to shareholders than boards that are elected annually. Furthermore, we feel the annual election of directors encourages board members to focus on shareholder interests.
Empirical studies have shown: (i) companies with staggered boards reduce a firm’s value; and (ii) in the context of hostile takeovers, staggered boards operate as a takeover defense, which entrenches management, discourages potential acquirers, and delivers a lower return to target shareholders.
In our view, there is no evidence to demonstrate that staggered boards improve shareholder returns in a takeover context. Research shows that shareholders are worse off when a staggered board blocks a transaction. A study by a group of Harvard Law professors concluded that companies whose staggered boards prevented a takeover “reduced shareholder returns for targets ... on the order of eight to ten percent in the nine months after a hostile bid was announced.”35 When a staggered board negotiates a friendly transaction, no statistically significant difference in premiums occurs.36

During a March 2004 Glass Lewis Proxy Talk on staggered boards, the proponents of staggered boards could not identify research showing that staggered boards increase shareholder value. The opponents of such a structure marshaled significant support for the proposition that, holding everything else constant, classified boards reduce shareholder value. Lucian Bebchuk, a Harvard Law professor who studies corporate governance issues, concluded that charter-based staggered boards “reduce the market value of a firm by 4% to 6% of its market capitalization” and that “staggered boards bring about and not merely reflect this reduction in market value.” 37
Shareholders have increasingly come to agree with this view. In 2008 only 40% of U.S. companies had a classified board structure, down from approximately 60% of companies in 2004. Clearly, more shareholders have supported the repeal of classified boards. Resolutions relating to the repeal of staggered boards garnered on average over 70% support among shareholders in 2008, whereas in 1987, only 16.4% of votes cast favored board declassification.
Given the empirical evidence suggesting staggered boards reduce a company’s value and the increasing shareholder opposition to such a structure, Glass Lewis supports the declassification of boards and the annual election of directors.
MANDATORY DIRECTOR RETIREMENT PROVISIONS
Director Term and Age Limits
Glass Lewis believes that director age and term limits typically are not in shareholders’ best interests. Too often age and term limits are used by boards as a crutch to remove board members who have served for an extended period of time. When used in that fashion, they are indicative of a board that has a difficult time making “tough decisions.”
Academic literature suggests that there is no evidence of a correlation between either length of tenure or age and director performance. On occasion, term limits can be used as a means to remove a director for boards that are unwilling to police their membership and to enforce turnover. Some shareholders support term limits as a way to force change when boards are unwilling to do so.
While we understand age limits can be a way to force change where boards are unwilling to make changes on their own, the long-term impact of age limits restricts experienced and potentially valuable board members from service through an arbitrary means. Further, age limits unfairly imply that older (or, in rare cases, younger) directors cannot contribute to company oversight. A director’s experience can be valuable to shareholders because directors navigate complex and critical issues when serving on a board.
In our view, a director’s experience can be a valuable asset to shareholders because of the complex, critical issues that boards face. However, we support periodic director rotation to ensure a fresh perspective in the boardroom and the generation of new ideas and business strategies. We believe the board should implement such rotation instead of relying on arbitrary limits. When necessary, shareholders can address the issue of director rotation through director elections.

35	Lucian Bebchuk, John Coates, Guhan Subramanian, “The Powerful Antitakeover Force of Staggered Boards: Further Findings and a Reply to Symposium Participants,” December 2002, page 1.

36	Id. at 2 (“Examining a sample of seventy-three negotiated transactions from 2000 to 2002, we find no systematic benefits in terms of higher premia to boards that have [staggered structures].”).

37	Lucian Bebchuk, Alma Cohen, “The Costs of Entrenched Boards” (2004).

We believe that shareholders are better off monitoring the board’s approach to corporate governance and the board’s stewardship of company performance rather than imposing inflexible rules that don’t necessarily correlate with returns or benefits for shareholders.
However, if a board adopts term/age limits, it should follow through and not waive such limits. If the board waives its term/age limits, Glass Lewis will consider recommending shareholders vote against the nominating and/or governance committees, unless the rule was waived with sufficient explanation, such as consummation of a corporate transaction like a merger.
REQUIRING TWO OR MORE NOMINEES PER BOARD SEAT
In an attempt to address lack of access to the ballot, shareholders sometimes propose that the board give shareholders a choice of directors for each open board seat in every election. However, we feel that policies requiring a selection of multiple nominees for each board seat would discourage prospective directors from accepting nominations. A prospective director could not be confident either that he or she is the board’s clear choice or that he or she would be elected. Therefore, Glass Lewis generally will vote against such proposals.
SHAREHOLDER ACCESS
The SEC proposal: Shareholders have continuously sought a way to have a voice in director elections in recent years. Most of these efforts have centered on regulatory change at the SEC over the past several years. In July of 2007, the SEC responded by issuing two proposed rules, one to allow certain shareholders to submit director nominations for inclusion on management’s proxy and the second to disallow shareholder access proposals from being submitted by shareholders. The former rule did not pass but the latter rule was subsequently approved by the SEC in November of 2007, allowing companies to exclude shareholder access proposals from their proxy statements, in effect reverting to the SEC position prior to AFSCME’s challenge, ultimately upheld by the Second Circuit Court of Appeals, of the SEC’s decision to allow AIG to exclude the group’s access proposal.
During this window of opportunity prior to the SEC’s final rulemaking in November, three companies faced access proposals in 2007. The proposals received considerable votes in favor, garnering nearly 40% support at Hewlett Packard, 42% support at UnitedHealth and passing with 51% of the votes at Cryo-Cell International.
More recently, in June 2009 the SEC released proposed Rule 14a-11, which, if adopted would require most companies to include shareholder nominees for directors in company proxy materials under certain circumstances—namely if the shareholder(s) seeking to nominate directors beneficially owned shares in the company for at least one year, as well as met an ownership threshold based on a sliding scale depending on the company’s size. Since the release of proposed Rule 14a-11, the SEC has reviewed over 500 public comment letters regarding the rule and has therefore deferred voting on the proposed rule until early 2010. As a result, it is unlikely shareholders will have the opportunity to vote on access proposals in 2010.
MAJORITY VOTE FOR THE ELECTION OF DIRECTORS
In stark contrast to the failure of shareholder access to gain acceptance, majority voting for the election of directors is fast becoming the de facto standard in corporate board elections. In our view, the majority voting proposals are an effort to make the case for shareholder impact on director elections on a company-specific basis.

While this proposal would not give shareholders the opportunity to nominate directors or lead to elections where shareholders have a choice among director candidates, if implemented, the proposal would allow shareholders to have a voice in determining whether the nominees proposed by the board should actually serve as the overseer-representatives of shareholders in the boardroom. We believe this would be a favorable outcome for shareholders.
During 2009 Glass Lewis tracked 46 proposals to require a majority vote to elect directors at annual meetings in the U.S., up from 24 such proposals in 2008, but down from 54 proposals during 2007 and 147 proposals during 2006. The general decline in the number of proposals being submitted was a result of many companies adopting some form of majority voting, including well over 2/3 of companies in the S&P 500 index. During 2009 these proposals received on average 59% shareholder support (based on for and against votes), up from 54% in 2008.
The plurality vote standard
Today, most US companies still elect directors by a plurality vote standard. Under that standard, if one shareholder holding only one share votes in favor of a nominee (including himself, if the director is a shareholder), that nominee “wins” the election and assumes a seat on the board. The common concern among companies with a plurality voting standard was the possibility that one or more directors would not receive a majority of votes, resulting in “failed elections.” This was of particular concern during the 1980s, an era of frequent takeovers and contests for control of companies.
Advantages of a majority vote standard
If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to be elected. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.
We believe that a majority vote standard will likely lead to more attentive directors. Occasional use of this power will likely prevent the election of directors with a record of ignoring shareholder interests in favor of other interests that conflict with those of investors. Glass Lewis will generally support proposals calling for the election of directors by a majority vote except for use in contested director elections.
In response to the high level of support majority voting has garnered, many companies have voluntarily taken steps to implement majority voting or modified approaches to majority voting. These steps range from a modified approach requiring directors that receive a majority of withheld votes to resign (e.g.,

Ashland Inc.) to actually requiring a majority vote of outstanding shares to elect directors (e.g., Intel).
We feel that the modified approach does not go far enough because requiring a director to resign is not the same as requiring a majority vote to elect a director and does not allow shareholders a definitive voice in the election process. Further, under the modified approach, the corporate governance committee could reject a resignation and, even if it accepts the resignation, the corporate governance committee decides on the director’s replacement. And since the modified approach is usually adopted as a policy by the board or a board committee, it could be altered by the same board or committee at any time.

II. Transparency and Integrity of Financial Reporting
AUDITOR RATIFICATION
The auditor’s role as gatekeeper is crucial in ensuring the integrity and transparency of the financial information necessary for protecting shareholder value. Shareholders rely on the auditor to ask tough questions and to do a thorough analysis of a company’s books to ensure that the information provided to shareholders is complete, accurate, fair, and that it is a reasonable representation of a company’s financial position. The only way shareholders can make rational investment decisions is if the market is equipped with accurate information about a company’s fiscal health. As stated in the October 6, 2008 Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury:
“The auditor is expected to offer critical and objective judgment on the financial matters under consideration, and actual and perceived absence of conflicts is critical to that expectation. The Committee believes that auditors, investors, public companies, and other market participants must understand the independence requirements and their objectives, and that auditors must adopt a mindset of skepticism when facing situations that may compromise their independence.”
As such, shareholders should demand an objective, competent and diligent auditor who performs at or above professional standards at every company in which the investors hold an interest. Like directors, auditors should be free from conflicts of interest and should avoid situations requiring a choice between the auditor’s interests and the public’s interests. Almost without exception, shareholders should be able to annually review an auditor’s performance and to annually ratify a board’s auditor selection. Moreover, in October 2008, the Advisory Committee on the Auditing Profession went even further, and recommended that “to further enhance audit committee oversight and auditor accountability ... disclosure in the company proxy statement regarding shareholder ratification [should] include the name(s) of the senior auditing partner(s) staffed on the engagement.”38
Voting Recommendations on Auditor Ratification
We generally support management’s choice of auditor except when we believe the auditor’s independence or audit integrity has been compromised. Where a board has not allowed shareholders to review and ratify an auditor, we typically recommend voting against the audit committee chairman. When there have been material restatements of annual financial statements or material weakness in internal controls, we usually recommend voting against the entire audit committee.
Reasons why we may not recommend ratification of an auditor include:

1. When audit fees plus audit-related fees total less than the tax fees and/or other non-audit fees.

38	“Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury.” p. VIII:20, October 6, 2008.

2. Recent material restatements of annual financial statements, including those resulting in the reporting of material weaknesses in internal controls and including late filings by the company where the auditor bears some responsibility for the restatement or late filing.39
3. When the auditor performs prohibited services such as tax-shelter work, tax services for the CEO or CFO, or contingent-fee work, such as a fee based on a percentage of economic benefit to the company.
4. When audit fees are excessively low, especially when compared with other companies in the same industry.
5. When the company has aggressive accounting policies.
6. When the company has poor disclosure or lack of transparency in its financial statements.
7. Where the auditor limited its liability through its contract with the company or the audit contract requires the corporation to use alternative dispute resolution procedures.
8. We also look for other relationships or concerns with the auditor that might suggest a conflict between the auditor’s interests and shareholder interests.
We typically support audit-related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).
PENSION ACCOUNTING ISSUES
A pension accounting question often raised in proxy proposals is what effect, if any, projected returns on employee pension assets should have on a company’s net income. This issue often arises in the executive-compensation context in a discussion of the extent to which pension accounting should be reflected in business performance for purposes of calculating payments to executives.
Glass Lewis believes that pension credits should not be included in measuring income that is used to award performance-based compensation. Because many of the assumptions used in accounting for retirement plans are subject to the company’s discretion, management would have an obvious conflict of interest if pay were tied to pension income. In our view, projected income from pensions does not truly reflect a company’s performance.

39	An auditor does not audit interim financial statements. Thus, we generally do not believe that an auditor should be opposed due to a restatement of interim financial statements unless the nature of the misstatement is clear from a reading of the incorrect financial statements.

III. The Link Between Compensation and Performance
Glass Lewis carefully reviews the compensation awarded to senior executives. We believe that this is an important area in which the board’s priorities are revealed. However, as a general rule, Glass Lewis does not believe shareholders should be involved in the design, negotiation, management or approval of compensation packages. Such matters should be left to the compensation committee, which can be held accountable for its decisions through their election.
However, Glass Lewis strongly believes executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis has a proprietary pay-for-performance model that evaluates the pay of the top five executives at US companies. Our model benchmarks these executives’ pay against their performance using four peer groups for each company: an industry peer group, a smaller sector peer group, a group of similar size companies and a geographic peer group. Using a forced curve and a school letter-grade system, we rank companies according to their pay-for-performance and recommend voting against compensation committees of companies failing our pay-for-performance analysis.
We use this analysis to inform our voting decisions on each of the compensation issues that arise on the ballot. Likewise, we use this analysis in our evaluation of the compensation committee’s performance.
Full Disclosure of Executive Compensation
Glass Lewis believes that comprehensive, timely and transparent disclosure of executive pay is critical to allowing shareholders to evaluate the extent to which the pay is keeping pace with company performance. When reviewing proxy materials, Glass Lewis examines whether the company discloses the performance metrics used to determine executive compensation. Performance metrics vary and may include items such as revenue growth, targets, or human resources issues.
However, we are concerned when a proposal goes too far in the level of detail that it requests for executives other than the most high-ranking leaders of the company. Shareholders are unlikely to need or be able to use compensation information for employees below the level of the most senior corporate officers.
Moreover, it is rarely in shareholders’ interests to disclose competitive data about individual salaries below the senior executive level. Such disclosure could create internal personnel discord that would be counterproductive for the company and its shareholders. While we favor full disclosure for senior executives and we view pay disclosure at the aggregate level (e.g., the number of employees being paid over a certain amount or in certain categories) as potentially useful, we do not believe shareholders need or will benefit from detailed reports about individual management employees other than the most senior executives.
Advisory Vote on Executive Compensation (“Say-on-Pay”)
The practice of approving a company’s compensation reports is standard practice in many non-US countries, and has been a requirement for companies in the United Kingdom since 2002 and in Australia since 2005. More recently, such proposals have been gaining traction in the United States. Beginning with AFLAC in 2008, over a dozen US companies began to voluntarily provide shareholders with an advisory vote prior to 2009. However, in February of 2009 the U.S. government implemented the American Recovery and Reinvestment Act, which required all companies that participated in the Capital Purchase Program (“CPP”) under the US Treasury’s Troubled Asset Relief Program (“TARP”) to provide shareholders with a separate shareholder vote to approve executive compensation. Glass Lewis reviewed over 280 of these Say-on-Pay proposals in 2009. As the US Treasury Department, the SEC and Congress contemplate proposed federal regulation in 2010 that would mandate advisory votes at all US public companies, shareholders should anticipate Say-on-Pay becoming a routine item at annual meetings in the years ahead.

Glass Lewis applies a highly nuanced approach when analyzing advisory votes on executive compensation. Not only can the specific resolutions vary from company to company, but we believe the compensation-related disclosure must be examined in the context of each company’s distinct industry as well as its historic pay-for-performance practices. Although Say-on-Pay proposals are non-binding, a high level of “against” or “abstain” votes demonstrate a lack of shareholder confidence in a company’s compensation policies and procedures. Therefore, after determining the specific aspects of disclosure actually being voted on (i.e., the CD&A, the summary compensation tables, and/or any related material), we focus on the following main factors when reviewing Say-on-Pay proposals:
• The overall design and structure of the Company’s executive compensation program;
• The link between compensation and performance as indicated by the Company’s current and past pay-for-performance grades;
• The quality and content of the Company’s CD&A disclosure and
• Any significant changes or modifications made to the Company’s compensation structure or award amounts, including base salaries.
In cases where our analysis reveals a compensation structure in drastic need of reform, we will recommend that shareholders vote against the Say-on-Pay proposal. Generally such instances include evidence of a pattern of poor pay-for-performance practices (i.e., deficient or failing pay for performance grades), unclear or questionable disclosure regarding the overall compensation structure (i.e., limited information regarding benchmarking processes, limited rationale for bonus performance metrics and targets, etc.), questionable adjustments to certain aspects of the overall compensation structure (i.e., limited rationale for significant changes to performance targets or metrics, the payout of guaranteed bonuses or sizable retention grants, etc.), and/or other egregious compensation practices.
Limits on Executive Compensation
Generally, Glass Lewis believes shareholders should not be directly involved in setting executive pay. Such matters should be left to the compensation committee. We view the election of compensation committee members as the appropriate mechanism for shareholders to express their disapproval or support of board policy on executive pay. Further, we believe that companies whose pay-for-performance is in line with their peers should be able to pay their executives in a way that drives growth and profit, without destroying ethical values, giving consideration to their peers’ comparable size and performance.
However, Glass Lewis favors performance-based compensation as an effective way to motivate executives to act in shareholders’ best interests. Performance-based pay may be limited if CEO pay is capped at a low level rather than flexibly tied to company performance.

Limits on Executive Stock Options
Stock options are a common form of executive compensation. Making options a part of compensation may be an effective way to attract and retain experienced executives and other key employees. Tying a portion of an executive’s pay to company performance also provides a good incentive for executives to maximize share value. Thus, we typically recommend that our clients oppose caps on executive stock options. However, stock option plans should prohibit re-pricing or vesting acceleration of the options.

Equity-Based Compensation Plans
Glass Lewis evaluates option- and other equity-based compensation plans using a detailed model and analyst review. We believe that equity compensation awards are useful, when not abused, for retaining employees and providing an incentive for them to act in a way that will improve company performance.
Equity-based compensation programs have important differences from cash compensation plans and bonus programs. Accordingly, our model and analysis takes into account factors such as plan administration, the method and terms of exercise, repricing history, express or implied rights to reprice, and the presence of evergreen provisions.
Our analysis is quantitative and focused on the plan’s cost as compared with the business’s operating metrics. We run twenty different analyses, comparing the program with absolute limits we believe are key to equity value creation and with a carefully chosen peer group. In general, our model seeks to determine whether the proposed plan is either absolutely excessive or is more than one standard deviation away from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance. Each of the twenty analyses (and their constituent parts) is weighted and the plan is scored in accordance with that weight.
In our analysis, we compare the program’s expected annual expense with the business’s operating metrics to help determine whether the plan is excessive in light of company performance. We also compare the option plan’s expected annual cost to the enterprise value of the firm rather than to market capitalization because the employees, managers and directors of the firm create enterprise value and not necessarily market capitalization (the biggest difference is seen where cash represents the vast majority of market capitalization). Finally, we do not rely exclusively on relative comparisons with averages because we believe that academic literature proves that some absolute limits are warranted.
We evaluate option plans based on ten overarching principles:
1. Companies should seek more shares only when needed.
2. Plans should be small enough that companies need shareholder approval every three to four years (or more frequently).
3. If a plan is relatively expensive, it should not grant options solely to senior executives and board members.
4. Annual net share count and voting power dilution should be limited.
5. Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and should be in line with the peer group.

6. The expected annual cost of the plan should be proportional to the business’s value.
7. The intrinsic value that option grantees received in the past should be reasonable compared with the business’s financial results.
8. Plans should deliver value on a per-employee basis when compared with programs at peer companies.
9. Plans should not permit re-pricing of stock options.
10. Plans should not contain excessively liberal administrative or payment terms.

Option Exchanges
Glass Lewis views option repricing plans and option exchange programs with great skepticism. Shareholders have substantial risk in owning stock and we believe that the employees, officers, and directors who receive stock options should be similarly situated to align their interests with shareholder interests.
We are concerned that option grantees who believe they will be “rescued” from underwater options will be more inclined to take unjustifiable risks. Moreover, a predictable pattern of repricing or exchanges substantially alters a stock option’s value because options that will practically never expire deeply out of the money are worth far more than options that carry a risk of expiration.
In short, repricings and option exchange programs change the bargain between shareholders and employees after the bargain has been struck. Re-pricing is tantamount to re-trading.
There is one circumstance in which a repricing or option exchange program is acceptable: if macroeconomic or industry trends cause a stock’s value to decline dramatically, rather than specific company issues, and repricing is necessary to motivate and retain employees. In this circumstance, we think it fair to conclude that option grantees may be suffering from a risk that was not foreseeable when the original “bargain” was struck. In such a circumstance, we will support a repricing only if the following conditions are true:
(i) officers and board members do not participate in the program;
(ii) the stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude;
(iii) the exchange is value-neutral or value-creative to shareholders with very conservative assumptions and with a recognition of the adverse selection problems inherent in voluntary programs; and
(iv) management and the board make a cogent case for needing to motivate and retain existing employees, such as being in a competitive employment market.
Performance-Based Options
Shareholders commonly ask boards to adopt policies requiring that a significant portion of future stock option grants to senior executives be based on performance. Performance-based options are options where the exercise price is linked to an industry peer group’s stock-performance index.
Glass Lewis believes in performance-based equity compensation plans for senior executives. We feel that executives should be compensated with equity when their performance and the company’s performance warrants such rewards. While we do not believe that equity-based pay plans for all employees should be based on overall company performance, we do support such limitations for equity grants to senior executives (although some equity-based compensation of senior executives without performance criteria is acceptable, such as in the case of moderate incentive grants made in an initial offer of employment or in emerging industries).
Boards often argue that basing option grants on performance would hinder them in attracting talent. We believe that boards can develop a consistent, reliable approach to attract executives with the ability to guide the company toward its targets. If the board believes in performance-based pay for executives, then these proposals requiring the same should not hamper the board’s ability to create equity-based compensation plans.
We generally recommend that shareholders vote in favor of performance-based option requirements.

Option Backdating, Spring-Loading, and Bullet-Dodging
Glass Lewis views option backdating, and the related practices of spring-loading and bullet-dodging, as egregious actions that warrant holding the appropriate management and board members responsible. These practices are similar to re-pricing options and eliminate much of the downside risk inherent in an option grant that is designed to induce recipients to maximize shareholder return. Backdating an option is the act of changing an option’s grant date from the actual grant date to an earlier date when the market price of the underlying stock was lower, resulting in a lower exercise price for the option. Glass Lewis has identified over 270 companies that have disclosed internal or government investigations into their past stock-option grants.
Spring-loading is granting stock options while in possession of material, positive information that has not been disclosed publicly. Bullet-dodging is delaying the grants of stock options until after the release of material, negative information. This can allow option grants to be made at a lower price either before the release of positive news or following the release of negative news, assuming the stock’s price will move up or down in response to the information. This raises a concern similar to that of insider trading, or the trading on material non-public information.
The exercise price for an option is determined on the day of grant, providing the recipient with the same market risk as an investor who bought shares on that date. However, where options were backdated, the executive or the board (or the compensation committee) changed the grant date retroactively. The new date may be at or near the lowest price for the year or period. This would be like allowing an investor to look back and select the lowest price of the year at which to buy shares.
A 2006 study of option grants made between 1996 and 2005 at 8,000 companies found that option backdating can be an indication of poor internal controls. The study found that option backdating was more likely to occur at companies without a majority independent board and with a long-serving CEO; both factors, the study concluded, were associated with greater CEO influence on the company’s compensation and governance practices.40
Where a company granted backdated options to an executive who is also a director, Glass Lewis will recommend voting against that executive/director, regardless of who decided to make the award. In addition, Glass Lewis will recommend voting against those directors who either approved or allowed the backdating. Glass Lewis feels that executives and directors who either benefited from backdated options or authorized the practice have breached their fiduciary responsibility to shareholders.
Given the severe tax and legal liabilities to the company from backdating, Glass Lewis will consider recommending voting against members of the audit committee who served when options were backdated, a restatement occurs, material weaknesses in internal controls exist and disclosures indicate there was a lack of documentation. These committee members failed in their responsibility to ensure the integrity of the company’s financial reports.
When a company has engaged in spring-loading or bullet-dodging, Glass Lewis will consider recommending voting against the compensation committee members where there has been a pattern of granting options at or near historic lows. Glass Lewis will also recommend voting against executives serving on the board who benefited from the spring-loading or bullet-dodging.
162(m) Plans
Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next three most highly compensated executive officers, excluding the CFO, upon shareholder approval of the excess compensation. Glass Lewis recognizes the value of executive incentive programs and the tax benefit of shareholder-approved incentive plans.

40	Lucian Bebchuk, Yaniv Grinstein and Urs Peyer. “LUCKY CEOs.” November, 2006.

We believe the best practice for companies is to provide reasonable disclosure to shareholders so that they can make sound judgments about the reasonableness of the proposed compensation plan. To allow for meaningful shareholder review, we prefer that these proposals include: specific performance goals, a maximum award pool, and a maximum award amount per employee. We also believe it is important to analyze the estimated grants to see if they are reasonable and in line with the company’s peers.
We typically recommend against a 162(m) plan where: a company fails to provide at least a list of performance targets; a company fails to provide one of either a total pool or an individual maximum; or the proposed plan is excessive when compared with the plans of the company’s peers.
The company’s record of aligning pay with performance (as evaluated using our proprietary pay-for-performance model) also plays a role in our recommendation. Where a company has a record of reasonable pay relative to business performance, we are not typically inclined to recommend against a plan even if the plan caps seem large relative to peers because we recognize the value in special pay arrangements for continued exceptional performance.
As with all other issues we review, our goal is to provide consistent but contextual advice given the specifics of the company and ongoing performance. Overall, we recognize that it is generally not in shareholders’ best interests to vote against such a plan and forgo the potential tax benefit since shareholder rejection of such plans will not curtail the awards, it will only prevent the tax deduction associated with them.
Director Compensation Plans
Glass Lewis believes that non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include option grants or other equity-based awards that help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals. But excessive fees represent a financial cost to the company and threaten to compromise the objectivity and independence of non-employee directors. Therefore, a balance is required.
Glass Lewis uses a proprietary model and analyst review to evaluate the costs of those plans compared to the plans of peer companies with similar market capitalizations. We use the results of this model to assist in making our voting recommendations on director compensation plans.

IV.	Governance Structure and the Shareholder Franchise
ANTI-TAKEOVER MEASURES
Poison Pills (Shareholder Rights Plans)
Glass Lewis believes that poison pill plans are not generally in shareholders’ best interests. They can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock. Typically we recommend that shareholders vote against these plans to protect their financial interests and ensure that they have an opportunity to consider any offer for their shares, especially those at a premium.
We believe boards should be given wide latitude in directing company activities and in charting the company’s course. However, on an issue such as this, where the link between the shareholders’ financial interests and their right to consider and accept buyout offers is substantial, we believe that shareholders should be allowed to vote on whether they support such a plan’s implementation. This issue is different from other matters that are typically left to board discretion. Its potential impact on and relation to shareholders is direct and substantial. It is also an issue in which management interests may be different from those of shareholders; thus, ensuring that shareholders have a voice is the only way to safeguard their interests.
In certain circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable qualifying offer clause. We will consider supporting a poison pill plan if the qualifying offer clause includes the following attributes: (i) The form of offer is not required to be an all-cash transaction; (ii) the offer is not required to remain open for more than 90 business days; (iii) the offeror is permitted to amend the offer, reduce the offer, or otherwise change the terms; (iv) there is no fairness opinion requirement; and (v) there is a low to no premium requirement. Where these requirements are met, we typically feel comfortable that shareholders will have the opportunity to voice their opinion on any legitimate offer.
NOL Poison Pills
Similarly, Glass Lewis may consider supporting a limited poison pill in the unique event that a company seeks shareholder approval of a rights plan for the express purpose of preserving Net Operating Losses (NOLs). While companies with NOLs can generally carry these losses forward to offset future taxable income, Section 382 of the Internal Revenue Code limits companies’ ability to use NOLs in the event of a “change of ownership.”41 In this case, a company may adopt or amend a poison pill (“NOL pill”) in order to prevent an inadvertent change of ownership by multiple investors purchasing small chunks of stock at the same time, and thereby preserve the ability to carry the NOLs forward. Often such NOL pills have trigger thresholds much lower than the common 15% or 20% thresholds, with some NOL pill triggers as low as 5%.
Glass Lewis evaluates NOL pills on a strictly case-by-case basis taking into consideration, among other factors, the value of the NOLs to the company, the likelihood of a change of ownership based on the size of the holding and the nature of the larger shareholders, the trigger threshold and whether the term of the plan is limited in duration (i.e., whether it contains a reasonable “sunset” provision) or is subject to periodic board review and/or shareholder ratification. However, we will recommend that shareholders vote against a proposal to adopt or amend a pill to include NOL protective provisions if the company has adopted a more narrowly tailored means of preventing a change in control to preserve its NOLs. For example, a company may limit share transfers in its charter to prevent a change of ownership from occurring.
Furthermore, we believe that shareholders should be offered the opportunity to vote on any adoption or renewal of a NOL pill regardless of any potential tax benefit that it offers a company. As such, we will consider recommending voting against those members of the board who served at the time when an NOL pill was adopted without shareholder approval within the prior twelve months and where the NOL pill is not subject to shareholder ratification.
Fair Price Provisions
Fair price provisions, which are rare, require that certain minimum price and procedural requirements be observed by any party that acquires more than a specified percentage of a corporation’s common stock. The provision is intended to protect minority shareholder value when an acquirer seeks to accomplish a merger or other transaction which would eliminate or change the interests of the minority stockholders. The provision is generally applied against the acquirer unless the takeover is approved by a majority of “continuing directors” and holders of a majority, in some cases a supermajority as high as 80%, of the combined voting power of all stock entitled to vote to alter, amend, or repeal the above provisions.
The effect of a fair price provision is to require approval of any merger or business combination with an “interested stockholder” by 51% of the voting stock of the company, excluding the shares held by the interested stockholder. An interested stockholder is generally considered to be a holder of 10% or more of the company’s outstanding stock, but the trigger can vary.
Generally, provisions are put in place for the ostensible purpose of preventing a back-end merger where the interested stockholder would be able to pay a lower price for the remaining shares of the company than he or she paid to gain control. The effect of a fair price provision on shareholders, however, is to limit their ability to gain a premium for their shares through a partial tender offer or open market acquisition which typically raise the share price, often significantly. A fair price provision discourages such transactions because of the potential costs of seeking shareholder approval and because of the restrictions on purchase price for completing a merger or other transaction at a later time.
Glass Lewis believes that fair price provisions, while sometimes protecting shareholders from abuse in a takeover situation, more often act as an impediment to takeovers, potentially limiting gains to shareholders from a variety of transactions that could significantly increase share price. In some cases, even the independent directors of the board cannot make exceptions when such exceptions may be in the best interests of shareholders. Given the existence of state law protections for minority shareholders such as Section 203 of the Delaware Corporations Code, we believe it is in the best interests of shareholders to remove fair price provisions.
REINCORPORATION
In general, Glass Lewis believes that the board is in the best position to determine the appropriate jurisdiction of incorporation for the company. When examining a management proposal to reincorporate to a different state or country, we review the relevant financial benefits, generally related to improved corporate tax treatment, as well as changes in corporate governance provisions, especially those relating to shareholder rights, resulting from the change in domicile. Where the financial benefits are de minimis and there is a decrease in shareholder rights, we will recommend voting against the transaction.

[41]	Section 382 of the Internal Revenue Code refers to a “change of ownership” of more than 50 percentage points by one or more 5% shareholders within a three-year period. The statute is intended to deter the “trafficking” of net operating losses.

However, costly, shareholder-initiated reincorporations are typically not the best route to achieve the furtherance of shareholder rights. We believe shareholders are generally better served by proposing specific shareholder resolutions addressing pertinent issues which may be implemented at a lower cost, and perhaps even with board approval. However, when shareholders propose a shift into a jurisdiction with enhanced shareholder rights, Glass Lewis examines the significant ways would the Company benefit from shifting jurisdictions including the following:
1. Is the board sufficiently independent?
2. Does the Company have anti-takeover protections such as a poison pill or classified board in place?
3. Has the board been previously unresponsive to shareholders (such as failing to implement a shareholder proposal that received majority shareholder support)?
4. Do shareholders have the right to call special meetings of shareholders?
5. Are there other material governance issues at the Company?
6. Has the Company’s performance matched or exceeded its peers in the past one and three years?
7. How has the Company ranked in Glass Lewis’ pay-for-performance analysis during the last three years?
8. Does the company have an independent chairman?
We note, however, that we will only support shareholder proposals to change a company’s place of incorporation in exceptional circumstances.
AUTHORIZED SHARES
Glass Lewis believes that adequate capital stock is important to a company’s operation. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock:
(i) Stock Split—We typically consider three metrics when evaluating whether we think a stock split is likely or necessary: The historical stock pre-split price, if any; the current price relative to the company’s most common trading price over the past 52 weeks; and some absolute limits on stock price that, in our view, either always make a stock split appropriate if desired by management or would almost never be a reasonable price at which to split a stock.
(ii) Shareholder Defenses — Additional authorized shares could be used to bolster takeover defenses such as a “poison pill.” Proxy filings often discuss the usefulness of additional shares in defending against or discouraging a hostile takeover as a reason for a requested increase. Glass Lewis is typically against such defenses and will oppose actions intended to bolster such defenses.
(iii) Financing for Acquisitions — We look at whether the company has a history of using stock for acquisitions and attempt to determine what levels of stock have typically been required to accomplish such transactions. Likewise, we look to see whether this is discussed as a reason for additional shares in the proxy.
(iv) Financing for Operations — We review the company’s cash position and its ability to secure financing through borrowing or other means. We look at the company’s history of capitalization and whether the company has had to use stock in the recent past as a means of raising capital.

Issuing additional shares can dilute existing holders in limited circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend against the authorization of additional shares.
While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of a large pool of unallocated shares available for any purpose.
ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER BALLOT PROPOSALS
We typically recommend that shareholders vote against proposals that would require advance notice of shareholder proposals or of director nominees.
These proposals typically attempt to require a certain amount of notice before shareholders are allowed to place proposals on the ballot. Notice requirements typically range between three to six months prior to the annual meeting. Advance notice requirements typically make it impossible for a shareholder who misses the deadline to present a shareholder proposal or a director nominee that might be in the best interests of the company and its shareholders.
We believe shareholders should be able to review and vote on all proposals and director nominees. Shareholders can always vote against proposals that appear with little prior notice. Shareholders, as owners of a business, are capable of identifying issues on which they have sufficient information and ignoring issues on which they have insufficient information. Setting arbitrary notice restrictions limits the opportunity for shareholders to raise issues that may come up after the window closes.
VOTING STRUCTURE
Cumulative Voting
We review cumulative voting proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure. But we typically find these proposals on ballots at companies where independence is lacking and where the appropriate checks and balances favoring shareholders are not in place. In those instances we typically recommend in favor of cumulative voting.
Cumulative voting is a process that maximizes minority shareholders’ ability to ensure representation of their views on the board. It can be important when a board is controlled by insiders or affiliates and where the company’s ownership structure includes one or more shareholders who control a majority-voting block of company stock.
Glass Lewis believes that cumulative voting generally acts as a safeguard for shareholders by ensuring that those who hold a significant minority of shares can elect a candidate of their choosing to the board. This allows the creation of boards that are responsive to the interests of all shareholders rather than just a small group of large holders.
Academic literature indicates that where a highly independent board is in place and the company has a shareholder-friendly governance structure, shareholders may be better off without cumulative voting. The analysis underlying this literature indicates that shareholder returns at firms with good governance structures are lower and that boards can become factionalized and prone to evaluating the needs of special interests over the general interests of shareholders collectively.
Where a company has adopted a true majority vote standard (i.e., where a director must receive a majority of votes cast to be elected, as opposed to a modified policy indicated by a resignation policy only), Glass Lewis will recommend voting against cumulative voting proposals due to the incompatibility of the two election methods. For companies that have not adopted a true majority voting standard but have adopted some form of majority voting, Glass Lewis will also generally recommend voting against cumulative voting proposals if the company has not adopted antitakeover protections and has been responsive to shareholders.
Where a company has not adopted a majority voting standard and is facing both a shareholder proposal to adopt majority voting and a shareholder proposal to adopt cumulative voting, Glass Lewis will support only the majority voting proposal. When a company has both majority voting and cumulative voting in place, there is a higher likelihood of one or more directors not being elected as a result of not receiving a majority vote. This is because shareholders exercising the right to cumulate their votes could unintentionally cause the failed election of one or more directors for whom shareholders do not cumulate votes.
Supermajority Vote Requirements
Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests. An example is in the takeover context, where supermajority vote requirements can strongly limit the voice of shareholders in making decisions on such crucial matters as selling the business. This in turn degrades share value and can limit the possibility of buyout premiums to shareholders. Moreover, we believe that a supermajority vote requirement can enable a small group of shareholders to overrule the will of the majority shareholders. We believe that a simple majority is appropriate to approve all matters presented to shareholders.
TRANSACTION OF OTHER BUSINESS AT AN ANNUAL OR SPECIAL MEETING OF SHAREHOLDERS
We typically recommend that shareholders not give their proxy to management to vote on any other business items that may properly come before the annual meeting. In our opinion, granting unfettered discretion is unwise.
ANTI-GREENMAIL PROPOSALS
Glass Lewis will support proposals to adopt a provision preventing the payment of greenmail, which would serve to prevent companies from buying back company stock at significant premiums from a certain shareholder. Since a large or majority shareholder could attempt to compel a board into purchasing its shares at a large premium, the anti-greenmail provision would generally require that a majority of shareholders other than the majority shareholder approve the buyback.
MUTUAL FUNDS: INVESTMENT POLICIES AND ADVISORY AGREEMENTS
Glass Lewis believes that decisions about a fund’s structure and/or a fund’s relationship with its investment advisor or sub-advisors are generally best left to management and the members of the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. As such, we focus our analyses of such proposals on the following main areas:
• The terms of any amended advisory or sub-advisory agreement;

• Any changes in the fee structure paid to the investment advisor; and
• Any material changes to the fund’s investment objective or strategy.
We generally support amendments to a fund’s investment advisory agreement absent a material change that is not in the best interests of shareholders. A significant increase in the fees paid to an investment advisor would be reason for us to consider recommending voting against a proposed amendment to an investment advisory agreement. However, in certain cases, we are more inclined to support an increase in advisory fees if such increases result from being performance-based rather than asset-based. Furthermore, we generally support sub-advisory agreements between a fund’s advisor and sub-advisor, primarily because the fees received by the sub-advisor are paid by the advisor, and not by the fund.
In matters pertaining to a fund’s investment objective or strategy, we believe shareholders are best served when a fund’s objective or strategy closely resembles the investment discipline shareholders understood and selected when they initially bought into the fund. As such, we generally recommend voting against amendments to a fund’s investment objective or strategy when the proposed changes would leave shareholders with stakes in a fund that is noticeably different than when originally contemplated, and which could therefore potentially negatively impact some investors’ diversification strategies.

V. Environmental, Social and Governance Shareholder Initiatives
Glass Lewis evaluates shareholder proposals on a case-by-case basis. We generally recommend supporting shareholder proposals calling for the elimination or removal of, as well as to require shareholder approval of, antitakeover devices such as poison pills and classified boards, both discussed in detail above. We generally recommend supporting proposals likely to increase or protect shareholder value and/or promote the furtherance of shareholder rights. In addition, we also generally recommend supporting proposals seeking to promote director accountability and to improve compensation practices especially those promoting a closer link between compensation and performance.
However, we typically prefer to leave decisions regarding day-to-day management and policy decisions, including those related to social, environmental or political issues, to management and the board except when there is a clear link between the proposal and economic or financial value enhancement or risk mitigation for the firm. We feel strongly that shareholders should not attempt to micromanage the company, its businesses or its executives through the shareholder initiative process.
Rather, we believe shareholders should use their influence to push for governance structures that protect shareholders and promote director accountability, including majority voting for director elections, and then put in place a board they can trust to make informed and careful decisions that are in the best interests of the business and its owners. We believe shareholders should hold directors accountable for management and policy decisions through director elections. However, we recognize that support of appropriately crafted shareholder initiatives that provide shareholders with increased information, and that allow the board sufficient flexibility can, in some cases, serve to promote or protect shareholder value. The following is a discussion of Glass Lewis’ approach to certain common shareholder resolution proposals. We note that the following is not an exhaustive list of all shareholder proposals analyzed or expected.
GOVERNANCE
Right of Shareholders to Call a Special Meeting
Glass Lewis strongly supports the right of shareholders to call special meetings. Thus we believe in certain circumstances shareholders should have the ability to call meetings of shareholders between annual meetings to consider matters that require prompt attention. However, in order to prevent abuse and waste of corporate resources by a small minority of shareholders, we believe that shareholders representing at least a sizable minority of shares must support such a meeting prior to its calling. Should the threshold be set too low, companies might frequently be subjected to meetings whose effect could be the disruption of normal business operations in order to focus on the interests of only a small minority of owners. Typically we believe this threshold should not fall below 10-15% of shares, depending on company size.
In our evaluation whether to recommend supporting such proposals, we consider the following:
• Company size
• Shareholder base in both percentage of ownership and type of shareholder (e.g., hedge fund, activist investor, mutual fund, pension fund, etc.)

• Responsiveness of board and management to shareholders evidenced by progressive shareholder rights policies (e.g., majority voting, declassifying boards, etc.) and reaction to shareholder proposals
• Company performance and steps taken to improve bad performance (e.g., new executives/ directors, spin offs, etc.)
• Existence of anti-takeover protections or other entrenchment devices
• Opportunities for shareholder action (e.g., ability to act by written consent)
• Existing ability for shareholders to call a special meeting
Right of Shareholders to Act by Written Consent
Glass Lewis strongly supports shareholders’ right to act by written consent. As with the right to call special meetings, we believe such rights should be limited to, again depending on company size, a minimum of 10-15% of the shareholders requesting action by written consent, to prevent abuse and waste of corporate resources. Again, we believe a lower threshold may leave companies subject to meetings that may disrupt business operations to focus on the interests of a minority of owners. But we will support proposals to allow shareholders to act by written consent without a minimum threshold because shareholders are better off with this right than without it, and the benefit to shareholders outweighs the potential for abuse.
Board Composition
Glass Lewis believes the selection and screening process for identifying suitably qualified candidates for a company’s board of directors is one which requires the judgment of many factors, including the balance of skills and talents, as well as the breadth and diversity of experience of candidates and existing board members.
The diversity of skills, abilities and points of view can foster the development of a more creative and effective board. In general, however, we do not believe that it is in the best interests of shareholders for firms to be beholden to arbitrary rules regarding its board composition. We believe such matters should be left to a board’s nominating committee, which is generally responsible for establishing and implementing policies regarding the composition of the board, and which can be held accountable through their election.
Reimbursement of Solicitation Expenses
Glass Lewis feels that in some circumstances, replacing some or all directors on a company’s board is warranted where the incumbent director or directors have failed in their oversight of management by failing to address continuously poor performance. Where a dissident shareholder is seeking reimbursement for his or her expenses and has received the support of a majority of shareholders, Glass Lewis generally will recommend in favor of reimbursing the dissident for expenses incurred in waging the contest.
In those rare cases where a shareholder has put the shareholder’s own time and money into a successful campaign to unseat a poorly performing director, we feel that the dissident should be entitled to reimbursement of expenses by the company. In such a situation, other shareholders express their agreement by virtue of their majority vote for the dissident and will share in the improved company performance.

Since contests are expensive and distracting to the management and the board, to avoid encouraging nuisance or agenda-driven contests, we only support the reimbursement of expenses where the dissident has convinced at least a majority of shareholders to support a certain candidate(s).
COMPENSATION
Severance Agreements
As a general rule, Glass Lewis believes that shareholders should not be involved in the approval of individual severance plans. Such matters should be left to the board’s compensation committee, which can be held accountable for its decisions through the election of its director members.
However, when proposals are crafted to only require approval if the benefit exceeds 2.99 times the amount of the executive’s base salary plus bonus, Glass Lewis typically supports such requests. Above this threshold, based on the executive’s average annual compensation for the most recent five years, the company can no longer deduct severance payments as an expense, and thus shareholders are deprived of a valuable benefit. We believe that shareholders should be consulted before relinquishing such a right, and that implementing such policies would still leave companies with sufficient freedom to enter into the vast majority of severance arrangements.
Additionally, investors should monitor severance agreements when they are initially put in place. If shareholders initially approved of a severance agreement, it is inappropriate to vote against the compensation committee later on when the severance agreement goes into effect. However, in the absence of a shareholder vote on severance agreements, Glass Lewis will evaluate the role of the compensation committee when the agreement was adopted.
Advisory Vote on Executive Compensation (“Say-on-Pay”)
As noted above, Glass Lewis does not believe shareholders should be involved in the design, negotiation, management or approval of compensation packages. Such matters should be left to the compensation committee, which can be held accountable for its decisions through their election.
In the case of advisory votes on compensation, however, proposals are typically crafted to allow shareholders a non-binding vote on the company’s executive officers’ compensation and policies. Glass Lewis believes that the advisory vote therefore provides an effective mechanism for enhancing transparency in setting executive pay, improving accountability to shareholders, and providing for a more effective link between pay and performance. Where shareholders believe compensation packages are inappropriately structured, a high negative vote could compel the board to reexamine its compensation practices and act accordingly. While a vote to approve the report will not directly affect the board’s ability to set compensation policy, it will allow shareholders to register their opinions regarding the company’s compensation practices.
While still somewhat nascent, empirical research regarding the effects of advisory votes in certain non-US markets paints a broadly positive picture of the impact of such votes. In particular, a 2004 study for the British Department of Trade and Industry found that the advisory voting requirement has resulted in “a number of well publicized situations where [compensation] committees have changed their policy or practice as a result of direct shareholder voting.” (“Report on the Impact of the Directors’ Remuneration Report Regulations.” Deloitte & Touche. 2004). The study also found that the extent to which companies consulted shareholders about compensation practices has greatly increased over the past two years.
Further empirical evidence suggests that CEO compensation in the UK has been more sensitive to negative operating metrics following the introduction of the remuneration report vote than in prior periods, indicating a decrease in “rewards for failure”. (Fabrizio Ferri and David Maber. “Say on Pay Vote and CEO Compensation: Evidence from the UK.” SSRN: http://ssrn.com/abstract=1169446. June 30, 2008.)
We recognize that criticism has been raised with respect to shareholder advisory votes, such as injecting shareholders too far into compensation decisions and limiting the flexibility of companies to uniquely tailor their compensation policies as they strive to conform to external guidelines. (Laraine S. Rothenberg and Todd S. McCafferty. “‘Say on Pay’: Linking Executive Pay to Performance”. New York Law Journal. September 24, 2008). However, we do not believe these arguments are persuasive since shareholders are already, and increasingly, reviewing all aspects of compensation irrespective of an opportunity to cast an advisory vote on compensation. Indeed, a growing number of institutional investors vote against compensation committee members as a means to express concern or dissatisfaction with companies’ compensation practices. As a result, some of these institutions do not feel the adoption of advisory votes is necessary since they will vote against compensation committee members directly.
Glass Lewis does, however, recognize that the use of advisory compensation votes does not necessarily reduce executive compensation. One recent study that found that executive remuneration in the UK has continued to rise at the same rate as prior to the adoption of say on pay, indicating a general failure to curb executive compensation. (Jeffrey Gordon. “‘Say on Pay’: Cautionary Notes on the UK Experience and the Case for Muddling Through.” Columbia Law and Economics Working Paper No. 336. SSRN: http://ssrn.com/abstract=1262867. September 3, 2008). We, however, do not believe that the purpose of an advisory vote on compensation is to “rein in” executive pay. Rather it is to ensure that the remuneration paid to executives is firmly tied to the creation and advancement of long-term shareholder value.
Bonus Recoupments (“Clawbacks”)
Glass Lewis carefully reviews the compensation awarded to senior executives and we believe that senior executives of a company should never receive compensation for performance that was not achieved by the company.
We believe shareholders would be well-served by requiring the board to adopt a more detailed and stringent policy on recouping unearned bonuses, rather than relying on regulatory action such as requirements under Sarbanes Oxley. When examining proposals that require companies to recoup executives’ bonuses paid as a result of faulty accounting, Glass Lewis will first look to see if the company has already adopted a policy to recoup bonuses awarded to senior executives during a restatement, and whether that policy is included in the CEO’s contract. When the board has already committed to a proper course, in our opinion, and their current policy covers the major tenets of the proposal at hand while giving the board adequate flexibility to exercise discretion over these matters, we see no need for further action.
In some instances, shareholder proposals call for board action that may contravene the board’s legal obligations under existing employment agreements with executives. In addition, the board’s ability to exercise its judgment and reasonable discretion on this issue may be excessively limited under such proposals, which may not be warranted, depending on the specific situation of the company in question. We believe it is reasonable that a recoupment policy should only affect senior executives and those directly responsible for the company’s accounting errors.
Where a company is giving a new contract to an executive that does not include a clawback provision and the company has had a material restatement, especially if the restatement was due to fraud, Glass Lewis will recommend voting against the responsible members of the compensation committee. Compensation committee members have an obligation to build in reasonable controls to executive contracts to prevent payments in the case of inappropriate behavior.

Linking Executive Pay to Social Criteria
We recognize that companies’ involvement in environmentally sensitive and labor-intensive industries influences the degree to which a firm’s overall strategy must weigh environmental and social concerns. However, we also understand that the value generated by incentivizing executives to prioritize environmental and social issues is difficult to quantify and therefore measure, and necessarily varies among industries and companies.
When reviewing such proposals seeking to tie executive compensation to environmental or social practices, we will review the target firm’s compliance with (or violation of) applicable laws and regulations, and examine any history of environmental and social related concerns including those resulting in material investigations, lawsuits, fines and settlements. We will also review the firm’s current compensation policies and practice. However, with respect to executive compensation, Glass Lewis generally believes that such policies should be left to the compensation committee. We view the election of directors, specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval of board policy on this issue.
ENVIRONMENT
When management and the board have displayed disregard for environmental risks, have engaged in egregious or illegal conduct, or have failed to adequately respond to current or imminent environmental risks that threaten shareholder value, we believe shareholders should hold directors accountable when they face reelection. We believe it is prudent for management to assess its potential exposure to all risks, including environmental and regulations pertaining thereto and incorporate this information into its overall business risk profile.
Glass Lewis recognizes the significant financial, legal and reputational risks to companies resulting from poor environmental practices or negligent oversight thereof. We believe part of the board’s role is to ensure that management conducts a complete risk analysis of company operations, including those that have environmental implications. Further, directors should monitor management’s performance in mitigating the environmental risks attendant with relevant operations in order to eliminate or minimize the risks to the company and shareholders.
While Glass Lewis recognizes that most environmental concerns are best addressed via avenues other than proxy proposals, when a substantial environmental risk has been ignored or inadequately addressed, we may recommend voting against responsible members of the governance committee. In some cases, we may recommend voting against all directors who were on the board when the substantial risk arose, was ignored, or was not mitigated.
Climate Change and Green House Gas Emission Disclosure Proposals
Glass Lewis will consider recommending a vote in favor of a reasonable shareholder proposal to disclose a company’s climate change and/or green house gas emission approaches when (i) a company has encountered problems such as lawsuits and/or government investigations or investors have established a link to impact on shareholder value from climate change and/or green house gas emission regulations, and (ii) the company has failed to adequately disclose how it has addressed these problems. We will examine such proposals in light of requests made to the company for additional information, its response and whether there is a reasonable case as to the negative implications to shareholders and the company.

With respect to climate risk, Glass Lewis believes companies should actively consider their exposure to:
Direct environmental risk: Companies should evaluate their financial exposure to a potential rise in sea levels, increased wildfires and extreme weather, reduced air quality, water availability and public health problems brought on by higher temperatures.
Risk due to legislation/regulation: We believe companies, and particularly those operating in carbon-intensive industries, should evaluate their exposure to a potential increase or shift in environmental regulation with respect to their operations.
Legal and reputational risk: As has been seen relating to other environmental, social and governance matters, failure to take action may carry the risk of damaging negative publicity and potentially costly litigation.
As such, Glass Lewis will consider recommending a vote in favor of a reasonable proposal to disclose a company’s climate change and/or greenhouse gas emission strategies when (i) a company has suffered financial impact from reputational damage, lawsuits and/or government investigations, (ii) there is a strong link between climate change and/or its resultant regulation and shareholder value at the firm, and (iii) the company has failed to adequately disclose how it has addressed these risks.
Sustainability
With respect to shareholder proposals requesting that a firm produce a sustainability report, when evaluating these requests we will consider, among other things:
• The financial risk to the company from the firm’s environmental practices and/or regulation;
• The relevant company’s current level of disclosure;
• The level of sustainability information disclosed by the firm’s peers;
• The industry in which the firm operates;
• The level and type of sustainability concerns/controversies at the relevant firm, if any;
• The time frame within which the relevant report is to be produced; and
• The level of flexibility granted to the board in the implementation of the proposal.
Sustainable Forestry
Sustainable forestry provides for the long-term sustainable management and use of trees and other non-timber forest products. Retaining the economic viability of forests is one of the tenets of sustainable forestry, along with encouraging more responsible corporate use of forests. Sustainable land use and the effective management of land are viewed by some shareholders as important in light of the impact of climate change. Forestry certification has emerged as a way that corporations can address prudent forest management. There are currently several primary certification schemes such as the Sustainable Forestry Initiative (“SFI”) and the Forest Stewardship Council (“FSC”).
There are nine main principles that comprise the SFI: (i) sustainable forestry; (ii) responsible practices; (iii) reforestation and productive capacity; (iv) forest health and productivity; (v) long-term forest and soil productivity; (vi) protection of water resources; (vii) protection of special sites and biodiversity; (viii) legal compliance; and (ix) continual improvement.
The FSC adheres to ten basic principles: (i) compliance with laws and FSC principles; (ii) tenure and use rights and responsibilities; (iii) indigenous peoples’ rights; (iv) community relations and workers’ rights;

(v) benefits from the forest; (vi) environmental impact; (vii) management plan; (viii) monitoring and assessment; (ix) maintenance of high conservation value forests; and (x) plantations.
Shareholder proposals regarding sustainable forestry have typically requested that the firm comply with the above SFI or FSC principles as well as to assess the feasibility of phasing out the use of uncertified fiber and increasing the use of certified fiber. We will evaluate target firms’ current mix of certified and uncertified paper and the firms’ general approach to sustainable forestry practices, both absolutely and relative to its peers but will only support proposals of this nature when we believe that the proponent has clearly demonstrated that the implementation of this proposal is clearly linked to an increase in shareholder value.
SOCIAL ISSUES
Non-Discrimination Policies
Where there is clear evidence of employment practices resulting in significant negative economic exposure to the company, Glass Lewis will support shareholder proposals that seek to address labor policies, such as shareholder proposals calling for increased disclosure of labor policies and of steps a company has taken to mitigate the risks associated with those policies.
Glass Lewis recognizes that companies with a record of poor labor relations or treatment of its workers can face risks, such as employee lawsuits, poor employee work performance and turnover, and regulatory investigations. Glass Lewis will hold directors accountable for company decisions related to labor and employment problems.
As risk associated with sensitive issues such as EEO policies and investigations of discrimination have the potential to directly affect shareholder value, we believe shareholders should closely monitor the company’s policies regarding these issues. As an increasing number of peer companies adopt inclusive EEO policies, companies without comprehensive policies may face damaging recruitment, reputational and, potentially, legal risks. We recognize that the theoretical increase in, or protection of, shareholder value resulting from inclusive employment policies may be difficult, if not impossible, to identify or measure.
However, we believe that a pattern of making financial settlements as a result of lawsuits based on discrimination could indicate exposure to findings of discriminatory employment practices. As such, shareholders could, in some instances, benefit from codifying nondiscriminatory policies.
MacBride Principles
To promote peace, justice and equality regarding employment in Northern Ireland, Dr. Sean MacBride, founder of Amnesty International and Nobel Peace laureate, proposed the following equal opportunity employment principles:
1. Increasing the representation of individuals from underrepresented religious groups in the workforce including managerial, supervisory, administrative, clerical and technical jobs;
2. Adequate security for the protection of minority employees both at the workplace and while traveling to and from work;
3. The banning of provocative religious or political emblems from the workplace;
4. All job openings should be publicly advertised and special recruitment efforts should be made to attract applicants from underrepresented religious groups;

5. Layoff, recall, and termination procedures should not, in practice, favor particular religious groupings;
6. The abolition of job reservations, apprenticeship restrictions, and differential employment criteria, which discriminate on the basis of religion or ethnic origin;
7. The development of training programs that will prepare substantial numbers of current minority employees for skilled jobs, including the expansion of existing programs and the creation of new programs to train, upgrade, and improve the skills of minority employees;
8. The establishment of procedures to assess, identify and actively recruit minority employees with potential for further advancement; and
9. The appointment of senior management staff member to oversee the company’s affirmative action efforts and setting up of timetables to carry out affirmative action principles.
Proposals requesting the implementation of the above principles are typically proposed at firms that operate, or maintain subsidiaries that operate, in Northern Ireland. In each case, we will examine the company’s current equal employment opportunity policy and the extent to which the company has been subject to protests, fines, or litigation regarding discrimination in the workplace, if any. Further, we will examine any evidence of the firm’s specific record of labor concerns in Northern Ireland.
Human Rights
Glass Lewis believes explicit policies set out by companies’ boards of directors on human rights provides shareholders with the means to evaluate whether the company has taken steps to mitigate risks from its human rights practices. As such, we believe that it is prudent for firms to actively evaluate risks to shareholder value stemming from global activities and human rights practices along entire supply chains. Findings and investigations of human rights abuses can inflict, at a minimum, reputational damage on targeted companies and have the potential to dramatically reduce shareholder value. This is particularly true for companies operating in emerging market countries in extractive industries and in politically unstable regions.
As such, while we typically rely on the expertise of the board on these important policy issues, we recognize that, in some instances, shareholders could benefit from increased reporting or further codification of human rights policies.
Military and US Government Business Policies
Glass Lewis believes that disclosure to shareholders of information on key company endeavors is important. However, we generally do not support resolutions that call for shareholder approval of policy statements for or against government programs, most of which are subject to thorough review by the federal government and elected officials at the national level. We also do not support proposals favoring disclosure of information where such disclosure is already mandated by law, unless circumstances exist that warrant the extra disclosure.
Foreign Government Business Policies
Where a corporation operates in a foreign country, Glass Lewis believes that the company and board should maintain sufficient controls to prevent illegal or egregious conduct with the potential to decrease shareholder value, examples of which include bribery, money laundering, severe environmental violations or proven human rights violations. We believe that shareholders should hold board members, and in particular members of the audit committee and CEO, accountable for these issues when they face reelection, as these concerns may subject the company to financial risk such as fines for violating the Foreign Corrupt Practices Act. In some instances, we will support appropriately crafted shareholder proposals specifically addressing concerns with the target firm’s actions outside its home jurisdiction.
Health Care Reform Principles
Health care reform in the United States has long been a contentious political issue and Glass Lewis therefore believes firms must evaluate and mitigate the level of risk to which they may be exposed regarding potential changes in health care legislation. In 2009, Glass Lewis reviewed multiple shareholder proposals requesting that boards adopt principles for comprehensive health reform, such as the following based upon principles reported by the Institute of Medicine:
• Health care coverage should be universal;
• Health care coverage should be continuous;
• Health care coverage should be affordable to individuals and families;
• The health insurance strategy should be affordable and sustainable for society; and
• Health insurance should enhance health and well-being by promoting access to high-quality care that is effective, efficient, safe, timely, patient-centered and equitable.
Given the current national debate regarding health care, we typically believe that individual board rooms are not the appropriate forum in which to address evolving and contentious national policy issues. The adoption of a narrow set of principles could limit the board’s ability to comply with new regulation or to appropriately and flexibly respond to health care issues as they arise. As such, barring a compelling reason to the contrary, we typically do not support the implementation of national health care reform principles at the company level.
Tobacco
Glass Lewis recognizes the contentious nature of the production, procurement, marketing and selling of tobacco. However, we typically do not support proposals requesting that firms shift away from, or significantly alter, the legal production or marketing of core products. We also recognize that tobacco companies are particularly susceptible to reputational and regulatory risk due to the nature of its operations. As such, we will consider supporting uniquely tailored and appropriately crafted shareholder proposals requesting increased information or the implementation of suitably broad policies at target firms on a case-by-case basis.
Reporting Contributions and Political Spending
Glass Lewis believes that disclosure of how a company uses its funds is an important component of corporate accountability to shareholders. In our view, a rigorous oversight process can minimize a company’s exposure to legal, reputational and financial risk by ensuring that corporate assets are used to enhance shareholder value in accordance with federal and state law, consistent with a company’s stated values, and the long-term interests of the company.
While corporate contributions to national political parties and committees controlled by federal officeholders are prohibited under federal law, corporations can legally donate to state and local candidates, organizations registered under 26 USC Sec. 527 of the Internal Revenue Code and state-level political committees. There is, however, no standardized manner in which companies must disclose this information. As such, shareholders often must search through numerous campaign finance reports and detailed tax documents to ascertain even limited information. Corporations also frequently join trade associations, generally paying dues to do so, as a means for corporate political action. However, trade associations are neither required to report funds they receive for nor spend on political activity. Therefore, the tracking of corporate expenditures to political causes through trade associations can be impossible, often leaving corporations unable to determine for themselves which causes or campaigns their dues or donations have gone to support. Since not all donations to trade organizations are used strictly for political purposes, we question how corporations are able to assess the efficacy of such donations or determine the effect of such expenditure on long-term shareholder value.
Further, the empirical evidence regarding the benefit to shareholders of corporate political contributions remains unclear. In one study of firm-level contributions to U.S. political campaigns from 1979 to 2004, researchers found that measures of support to candidates were positively and significantly correlated with a cross-section of future returns. This was especially the case when those contributions went to a large number of candidates in the same state as the contributing firm (Michael J. Cooper, Huseyin Gulen and Alexei V. Ovtchinnikov. “Corporate Political Contributions and Stock Returns.” SSRN. September 26, 2008). However, in a separate study of political contributions from 1991 to 2004, researchers found donations to be negatively correlated with future excess returns with only limited support for the contention that political donations represent an investment in political capital (Rajash K. Aggarwal, Felix Meschke and Tracy Yue Wang. “Corporate Political Contributions: Investment or Agency?” SSRN. August 11, 2008).
Given that political donations are strategic decisions intended to increase shareholder value and have the potential to negatively affect the company, we believe the board should either implement processes and procedures to ensure the proper use of the funds or closely evaluate the process and procedures used by management. At least one study found that close board oversight of lobbying strategies may minimize instances of the company contributing to causes that are not in shareholders best interests (Robert Repetto. “Best Practice in Internal Oversight of Lobbying Practice”. Yale Center for Environmental Law & Policy. September 1, 2006).
When evaluating whether the report requested would benefit shareholders, Glass Lewis seeks answers to the following three key questions:
• Is the Company’s disclosure comprehensive and readily accessible?
• How does the Company’s political expenditure policy and disclosure compare to its peers?
• What is the Company’s current level of oversight?
Glass Lewis will consider supporting a proposal seeking increased disclosure of corporate political expenditure and contributions if the firm’s current disclosure is insufficient, is lacking compared to its peers, and where there is inadequate board oversight, evidenced by some evidence or credible allegation that the Company is mismanaging corporate funds through political donations or has a record of doing so. We will, in each case, consider the merits of the proposal in the context of relevant company. If Glass Lewis discovers particularly egregious actions by the company, we will consider recommending voting against the governance committee members or other responsible directors.
Animal Welfare
Glass Lewis believes that it is prudent for management to assess potential exposure to regulatory, legal and reputational risks associated with all business practices including those related to animal welfare; failure to take action on certain issues may carry the risk of fines and damaging negative publicity. A high profile campaign launched against a company could result in shareholder action, a reduced customer base, protests and potentially costly litigation.

However, in general, we believe that the board and management are in the best position to determine policies relating to the care and use of animals. As such, we will typically vote against proposals seeking to eliminate or limit board discretion regarding animal welfare unless there is a clear and documented link between the board’s policies and the degradation of shareholder value.
For more information about
Glass Lewis’ policies
or approach to proxy analysis,
please visit
www.glasslewis.com
or contact
Chief Policy Officer
Robert McCormick at +1 415 678-4228

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FUNDVANTAGE TRUST
PART C
OTHER INFORMATION
Item 28. Exhibits.

(a)(i)	Agreement and Declaration of Trust filed as exhibit 23(a)(i) to the Registrant’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”)on March 7, 2007 (the “Registration Statement”) and incorporated herein by reference.

(a)(ii)	Certificate of Trust filed as exhibit 23(a)(ii) to the Registration Statement and incorporated herein by reference.

(a)(iii)	Amended Schedule A to Agreement and Declaration of Trust of FundVantage Trust filed as exhibit 28(a)(iii) to the Registrant’s Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed with the SEC on June 24, 2010 (“PEA No. 25”) and incorporated herein by reference.

(b)	By-Laws filed as exhibit 23(b) to the Registration Statement and incorporated herein by reference.

(c)	See Articles 3, 7 and 8 of the Agreement and Declaration of Trust filed as exhibit 23(a)(i) to the Registration Statement and incorporated herein by reference.

(d)(i)	Form of Investment Advisory Agreement with Cutwater Investor Services Corp. (“Cutwater”) filed as exhibit 28(d)(i) to the Registrant’s Post-Effective Amendment No. 27 to the Registration Statement filed with the SEC on June 30, 2010 (“PEA No. 27”) and incorporated herein by reference.

(d)(ii)	Investment Advisory Agreement with Lateef Investment Management, L.P. (“Lateef”) filed as exhibit 23(d)(ii) to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement filed with the SEC on November 8, 2007 (“PEA No. 2”) and incorporated herein by reference.

(d)(iii)	Form of Investment Advisory Agreement with Boston Advisors, LLC (“Boston Advisors”) filed as exhibit 28(d)(iii) to the Registrant’s Post-Effective Amendment No. 31 to the Registration Statement filed with the SEC on August 17, 2010 (“PEA No. 31”) and incorporated herein by reference.

(d)(iv)	Investment Advisory Agreement with Piedmont Investment Advisors, LLC (“Piedmont”) filed as exhibit 23(d)(iv) to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement filed with the SEC on August 11, 2008 (“PEA No. 8”) and incorporated herein by reference.

(d)(v)	Investment Advisory Agreement with Wentworth, Hauser and Violich, Inc. (“WHV”) filed as exhibit 23(d)(v) to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement filed with the SEC on June 12, 2009 (“PEA No. 12”) and incorporated herein by reference.

(d)(vi)	Investment Advisory Agreement with Pemberwick Investment Advisors LLC (“Pemberwick”) filed as exhibit 28(d)(vi) to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement filed with the SEC on April 8, 2010 (“PEA No. 19”) and incorporated herein by reference.

(d)(vii)	Sub-Advisory Agreement made by and among the Registrant, WHV and Hirayama Investments, LLC filed as exhibit 23(d)(vi) to PEA No. 12 and incorporated herein by reference.

(d)(viii)	Investment Advisory Agreement with Private Capital Management, L.P. (“Private Capital”) filed as exhibit 28(d)(viii) to PEA No. 27 and incorporated herein by reference.

(d)(ix)	Form of Investment Advisory Agreement with Estabrook Capital Management LLC (“Estabrook”) filed as exhibit 28(d)(ix) to the Registrant’s Post-Effective Amendment No. 17 to the Registration Statement filed with the SEC on February 16, 2010 (“PEA No. 17”) and incorporated herein by reference.

(d)(x)	Investment Advisory Agreement with the Asset Management Group of Bank of Hawaii (“AMG”) filed as exhibit 28(d)(x) to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement filed with the SEC on July 1, 2010 (“PEA No. 28”) and incorporated herein by reference.

(d)(xi)	Sub-Advisory Agreement between Pemberwick and J.P. Morgan Investment Management, Inc. (“JPMIM”) filed as exhibit 28(d)(xi) to PEA No. 19 and incorporated herein by reference.

(d)(xii)	Form of Investment Advisory Agreement with Polen Capital Management, LLC (“Polen”) filed as exhibit 28(d)(xii) to PEA No. 19 and incorporated herein by reference.

(d)(xiii)	Form of Investment Advisory Agreement with Olympia American Management Company (“Olympia”) filed as exhibit 28(d)(xiii) to the Registrant’s Post-Effective Amendment No. 20 to the Registration Statement filed with the SEC on April 9, 2010 (“PEA No. 20”) and incorporated herein by reference.

(d)(xiv)	Form of Investment Advisory Agreement with DuPont Capital Management Corporation (“DuPont Capital”) filed as exhibit 28(d)(xiiv) to the Registrant’s Post-Effective Amendment No. 21 to the Registration Statement filed with the SEC on April 16, 2010 (“PEA No. 21”) and incorporated herein by reference.

(d)(xv)	Form of Investment Advisory Agreement with Gotham Asset Management, LLC (“Gotham”) is filed herewith.

(e)(i)	Underwriting Agreement filed as exhibit 23(e) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement filed with the SEC on July 27, 2007 (“Pre-No. 1”) and incorporated herein by reference.

(e)(ii)	Amended and restated Exhibit A to the Underwriting Agreement filed as exhibit 28(e)(ii) to PEA No. 19 and incorporated herein by reference.

(e)(iii)	Form of Underwriting Agreement with BNY Mellon Distributors Inc. filed as exhibit 28(e)(iii) to PEA No. 28 and incorporated herein by reference.

(f)	Not applicable.

(g)(i)	Custodian Services Agreement filed as exhibit 23(g) to Pre-No. 1 and incorporated herein by reference.

(g)(ii)(a)	Foreign custody manager letter agreement filed as exhibit 23(g)(ii) to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement filed with the SEC on December 16, 2008 (“PEA No. 11”) and incorporated herein by reference.

(g)(ii)(b)	Amended and Restated Exhibit A to the foreign custody manager letter agreement filed as exhibit 28(g)(ii)(b) to the Registrant’s Post-Effective Amendment No. 22 to the Registration Statement filed with the SEC on April 19, 2010 (“PEA No. 22”) and incorporated herein by reference.

(h)(i)	Transfer Agency Services Agreement filed as exhibit 23(h)(i) to Pre-No. 1 and incorporated herein by reference.

(h)(ii)	Administration and Accounting Services Agreement filed as exhibit 23(h)(ii) to Pre-No. 1 and incorporated herein by reference.

(h)(iii)	Form of Expense Limitation/Reimbursement Agreement with Cutwater filed as exhibit 28(h)(iii) to PEA No. 25 and incorporated herein by reference.

(h)(iv)	Form of Expense Limitation/Reimbursement Agreement with Boston Advisors filed as exhibit 28(h)(iv) to PEA No. 31 and incorporated herein by reference.

(h)(v)	Amended and restated Exhibit A to the Transfer Agency Services Agreement filed as exhibit 28(h)(v) to PEA No. 25 and incorporated herein by reference.

(h)(vi)	Form of Red Flags Services Amendment to Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) filed as exhibit 23(h)(vi) to the Registrant’s Post-Effective Amendment No. 14 to the Registration Statement filed with the SEC on August 28, 2009 (“PEA No. 14”) and incorporated herein by reference.

(h)(vii)	Amended and restated Exhibit A to the Administration and Accounting Services Agreement filed as exhibit 28(h)(vii) to PEA No. 25 and incorporated herein by reference.

((h)(viii)	Form of Expense Limitation/Reimbursement Agreement with Piedmont filed as exhibit 28(h)(viii) to PEA No. 25 and incorporated herein by reference.

(h)(ix)	Expense Limitation/Reimbursement Agreement with WHV filed as exhibit 23(h)(viii) to PEA No. 12 and incorporated herein by reference.

(h)(x)	Form of Expense Limitation Agreement with Lateef filed as exhibit 28(h)(x) to PEA No. 25 and incorporated herein by reference.

(h)(xi)	Expense Limitation Agreement with Private Capital filed as exhibit 28(h)(xi) to PEA No. 27 and incorporated herein by reference.

(h)(xii)	Form of Expense Limitation/Reimbursement Agreement with Estabrook filed as exhibit 28(h)(xii) to PEA No. 17 and incorporated herein by reference.

(h)(xiii)	Fee Waiver Agreement with AMG filed as exhibit 28(h)(xiii) to PEA No. 28 and incorporated herein by reference.

(h)(xiv)	Form of Expense Limitation/Reimbursement Agreement with DuPont Capital filed as exhibit 28(h)(xiv) to PEA No. 28 and incorporated herein by reference.

(h)(xv)	Form of Expense Limitation/Reimbursement Agreement with Gotham is filed herewith.

(i)	Legal Opinion of Pepper Hamilton LLP with respect to Formula Investing Value 1000 Fund, Formula Investing Value Select Fund, Formula Investing Global Value Fund, Formula Investing Global Value Select Fund, Formula Investing International Value Fund, Formula Investing International Value Select Fund, Gotham Value 1000 Fund, Gotham Global Value Fund and Gotham International Fund to be filed by amendment.

(j)	None.

(k)	Not applicable.

(l)	Initial Capital Agreement filed as exhibit 23(l) to Pre-No. 1 and incorporated herein by reference.

(m)(i)	Plan of Distribution Pursuant to Rule 12b-1 (“12b-1 Plan”) for Cutwater Funds filed as exhibit 28(m)(i) to PEA No. 25 and incorporated herein by reference.

(m)(ii)	12b-1 Plan for the Lateef Fund filed as exhibit 23(m)(i) to Post-Effective Amendment No. 1 to the Registration Statement filed with the SEC on August 6, 2007 (“PEA No. 1”) and incorporated herein by reference.

(m)(iii)	Form of selling agreement related to Rule 12b-1 Plans filed as exhibit 23(m)(iii) to Post-Effective Amendment No. 5 to the Registration Statement filed with the SEC on February 21, 2008 (“PEA No. 5”) and incorporated herein by reference.

(m)(iv)	12b-1 Plan for the Corverus Strategic Equity Fund filed as exhibit 23(m)(iv) to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement filed with the SEC on May 1, 2008 (“PEA No. 7”) and incorporated herein by reference.

(m)(v)	12b-1 Plan for the WHV International Equity Fund filed as exhibit 23(m)(v) to PEA No. 11 and incorporated herein by reference.

(m)(vi)	12b-1 Plan for the Private Capital Management Value Fund filed as exhibit 23(m)(vi) to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement filed with the SEC on December 31, 2009 (“PEA No. 15”) and incorporated herein by reference.

(m)(vii)	12b-1 Plan for the Estabrook Value Fund and Estabrook Investment Grade Fixed Income Fund filed as exhibit 28(m)(vii) to the Registrant’s Post-Effective Amendment No. 17 to the Registration Statement filed with the SEC on February 16, 2010 (“PEA No. 17”) and incorporated herein by reference.

(m)(viii)	12b-1 Plan for the Polen Growth Fund filed as exhibit 28(m)(viii) to PEA No. 25 and incorporated herein by reference.

(m)(ix)	Form of 12b-1 Plan for the Olympia American Real Estate Fund filed as exhibit 28(m)(ix) to PEA No. 20 and incorporated herein by reference.

(m)(x)	12b-1 Plan for DuPont Capital Emerging Markets Fund filed as exhibit 28(m)(x) to PEA No. 21 and incorporated herein by reference.

(m)(xi)	Form of 12b-1 Plan for the Formula Investing Value 1000 Fund, Formula Investing Value Select Fund, Formula Investing Global Value Fund, Formula Investing Global Value Select Fund, Formula Investing International Value Fund and Formula Investing International Value Select Fund is filed herewith.

(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 filed as exhibit 28(n) to PEA No. 19 and incorporated herein by reference.

(o)	[RESERVED]

(p)(i)	Code of Ethics of the Registrant filed as exhibit 23(p)(i) to the Registrant’s Post-Effective Amendment No. 13 to the Registration Statement filed with the SEC on June 29, 2009 (“PEA No. 13”) and incorporated herein by reference.

(p)(ii)	Code of Ethics of-Cutwater Investors Services Corp. filed as exhibit 28(p)(ii) to PEA No. 25 and incorporated herein by reference.

(p)(iii)	Code of Conduct of BNY Mellon Distributors Inc. (formerly, PFPC Distributors, Inc.) filed as exhibit 23(p)(iii) to Pre-No. 1 and incorporated herein by reference.

(p)(iv)	Code of Ethics of Lateef filed as exhibit 23(p)(iv) to PEA No. 1 and incorporated herein by reference.

(p)(v)	Code of Ethics of Boston Advisors filed as exhibit 23(p)(vi) to PEA No. 2 and incorporated herein by reference.

(p)(vi)	Code of Ethics of Piedmont filed as exhibit 28(p)(vi) to PEA No. 27 and incorporated herein by reference.

(p)(vii)	Code of Ethics of WHV filed as exhibit 23(p)(vii) to PEA No. 11 and incorporated herein by reference.

(p)(viii)	Code of Ethics of Hirayama Investments, LLC filed as exhibit 23(p)(viii) to PEA No. 11 and incorporated herein by reference.

(p)(ix)	Code of Ethics of Pemberwick filed as exhibit 23(p)(ix) to PEA No. 12 and incorporated herein by reference.

(p)(x)	Code of Ethics of Private Capital filed as exhibit 23(p)(x) to PEA No. 15 and incorporated herein by reference.

(p)(xi)	Code of Ethics of Estabrook filed as exhibit 28(p)(xi) to PEA No. 17 and incorporated herein by reference.

(p)(xii)	Code of Ethics of AMG filed as exhibit 28(p)(xii) to the Registrant’s Post-Effective Amendment No. 18 (“PEA No. 18”) to the Registration Statement filed with the SEC on March 12, 2010 and incorporated herein by reference.

(p)(xiii)	Code of Ethics of JPMIM filed as exhibit 28(p)(xiii) to PEA No. 19 and incorporated herein by reference.

(p)(xiv)	Code of Ethics of Polen filed as exhibit 28(p)(xiv) to PEA No. 19 and incorporated herein by reference.

(p)(xv)	Code of Ethics of Olympia to be filed by amendment.

(p)(xvi)	Code of Ethics of DuPont filed as exhibit 28(p)(xvi) to PEA No. 21 and incorporated herein by reference.

(p)(xvii)	Code of Ethics of Gotham to be filed by amendment.

(q)(i)	Powers of Attorney for Robert J. Christian, Iqbal Mansur and Nicholas M. Marsini filed as exhibit 23(q) to Pre-No. 1 and incorporated herein by reference.

(q)(ii)	Power of Attorney for Donald J. Puglisi filed as exhibit 23(q)(ii) to PEA No. 8 and incorporated herein by reference.

(q)(iii)	Power of Attorney for Stephen M. Wynne filed as exhibit 23(q)(iii) to PEA No. 12 and incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control with the Registrant.
None.
Item 30. Indemnification.
The Registrant’s Agreement and Declaration of Trust (the “Agreement”) and by-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or distributor of the Registrant, nor shall any trustee be responsible for the act or omission of any other trustee, and the Registrant out of its assets may indemnify and hold harmless each trustee and officer of the Registrant from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee’s performance of his or her duties as a trustee or officer of the Registrant; provided that the trustees and officers of the Registrant shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article 5 and 9 of the Agreement which has been incorporated by reference as Exhibit 28(a)(i) and the Registrant’s by-laws which have been incorporated by reference as Exhibit 28(b).)
Each Investment Advisory Agreement with Cutwater, Lateef, Boston Advisors, Piedmont, WHV, Pemberwick, Private Capital, Estabrook, AMG, Polen, Olympia, DuPont Capital and Gotham provides, among other things, that an investment adviser shall not be liable for any loss suffered by the Registrant with respect to its duties under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement (“disabling conduct”). In addition, the Registrant has agreed to indemnify an investment adviser against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit not resulting from disabling conduct by the investment adviser. (See Investment Advisory Agreements which have been incorporated by reference as Exhibits 28(d)(i)-(vi), 28(d)(viii)-(x) and 28(d)(xii)-(d)(xv).)
The Sub-Advisory Agreement made by and among the Registrant, WHV and Hirayama Investments, LLC provides, among other things, that Hirayama Investments, LLC will not be liable for any loss suffered by the Registrant or WHV with respect to its duties under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Hirayama Investments, LLC in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement (“disabling conduct”). In addition, the Registrant has agreed to indemnify Hirayama Investments, LLC against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit not resulting from disabling conduct by Hirayama Investments, LLC. (See the Sub-Advisory Agreement which has been incorporated by reference as Exhibit 28(d)(vii).)
The Sub-Advisory Agreement by and between Pemberwick and JPMIM provides, among other things, that Pemberwick indemnifies JPMIM for, and will hold it harmless against any losses to which JPMIM may become subject as a direct result of such agreement or JPMIM’s performance of its duties thereunder; provided, however, that nothing contained herein shall require that JPMIM be indemnified for losses that resulted from JPMIM’s willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement. (See the Sub-Advisory Agreement which has been incorporated by reference as Exhibit 28(d)(xi).)
The Underwriting Agreement with BNY Mellon Distributors Inc. (formerly, PFPC Distributors, Inc.) (the “Underwriter”) provides, among other things, that the Registrant will indemnify, defend and hold harmless the Underwriter and its affiliates and their respective directors, trustees, officers, agents and employees from all claims, suits, actions, damages, losses, liabilities, obligations, costs and reasonable expenses (including attorneys’ fees and court costs, travel costs and other reasonable out-of-pocket costs related to dispute resolution) arising directly or indirectly from (a) any action or omission to act by any prior service provider of the Registrant, and (b) any action taken or omitted to be taken by the Underwriter in connection with the provision of services to the Registrant except that the Underwriter shall be liable for any damages arising out of its failure to perform its duties under the agreement to the extent such damages arise out of the Underwriter’s willful misfeasance, bad faith, negligence or reckless disregard of such duties. (See the Underwriting Agreement which has been incorporated by reference as Exhibit 23(e).)
Item 31. Business and Other Connections of Investment Advisers.
Cutwater is a registered investment adviser located at 113 King Street, Armonk, NY 10504 and is a direct wholly-owned subsidiary of Cutwater Holdings LLC, a Delaware limited liability company located at 113 King Street, Armonk, NY 10504 and an indirect wholly-owned subsidiary of MBIA Inc. (“MBIA”), a Connecticut corporation with principal offices at the same address. MBIA is a publicly held NYSE listed company and reporting company under the Securities Exchange Act of 1934. The directors and officers of Cutwater are provided on Cutwater’s most recently filed Schedule A of Form ADV (IARD No. 107200), which is incorporated herein by reference. Set forth below are the names and businesses of certain directors and officers of Cutwater who were engaged in any other business, profession, vocation or employment of a substantial nature during the past two years.

	Position with	Other Substantial
Name	Cutwater	Business Activities
Clifford D. Corso	President, Director	Chief Investment Officer, MBIA Insurance Corporation
Leonard I. Chubinsky	Secretary	Assistant General Counsel, MBIA Insurance Corporation
William C. Fallon	Director	Head of Structured Finance, MBIA Insurance Corporation
Lateef is a registered investment adviser located at 300 Drakes Landing Road, Suite 100, Greenbrae, California 94904. The general partner, limited partners, officers and directors of Lateef are provided on Lateef’s most recently filed Schedule A of Form ADV (IARD No. 107049), which is incorporated herein by reference. The partners, directors and officers of Lateef are not engaged in any other business, profession, vocation or employment of a substantial nature.
Boston Advisors is a registered investment adviser located at One Federal Street, Boston, Massachusetts 02110. The members and officers of Boston Advisors are provided on Boston Advisors most recently filed Schedule A of Form ADV (IARD No. 140059), which is incorporated herein by reference. The officers of Boston Advisors are not engaged in any other business, profession, vocation or employment of a substantial nature.
Piedmont is a registered investment adviser located at 411 West Chapel Hill Street, Durham, NC 27701. The members and officers of Piedmont are provided on Piedmont’s most recently filed Schedule A of Form ADV (IARD No. 109520), which is incorporated herein by reference. The officers of Piedmont are not engaged in any other business, profession, vocation or employment of a substantial nature.
WHV is a registered investment adviser located at 301 Battery Street, Suite 400, San Francisco, California, 94111-3203 and is a direct wholly-owned subsidiary of Laird Norton Investment Management, Inc. (“LNIM”), a Washington corporation with principal offices at 801 Second Avenue, Suite 1300, Seattle, WA 98104 and an indirect wholly-owned subsidiary of Laird Norton Company, LLC (“LNC”), a Nevada limited liability company with principal offices at the same address as LNIM. The members and officers of WHV are provided on WHV’s most recently filed Schedule A of Form ADV (IARD No. 107214), which is incorporated herein by reference. Set forth below are the names and businesses of certain directors and officers of WHV who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	WHV	Business Activities
Jeffrey S. Vincent	Director	CEO/President of Laird Norton Company, LLC
Clarence B. Colby	Director	Principal of Colby Biomedical Consultants
Royce R. Suba	Chief Legal Officer and Compliance Officer	Chief Compliance Officer of Hirayama Investments, LLC

Hirayama Investments, LLC is a registered investment adviser located at 301 Battery Street, Suite 400, San Francisco, California, 94111-3203 and is an affiliate of WHV and may be deemed to be controlled by WHV, a registered investment company that is wholly-owned by LNIM. The members and officers of Hirayama Investments, LLC are provided on Hirayama Investments, LLC’s most recently filed Schedule A of Form ADV (IARD No. 147816), which is incorporated herein by reference. Set forth below are the names and businesses of certain members and officers of Hirayama Investments, LLC who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	Hirayama Investments, LLC	Business Activities
Richard K. Hirayama	Managing Member	Senior Vice President and Portfolio Manager of WHV
Royce R. Suba	Chief Compliance Officer	Chief Legal Officer and Compliance Officer of WHV
Pemberwick is a registered investment adviser located at 340 Pemberwick Road Greenwich, CT 06831. The members and officers of Pemberwick are provided on Pemberwick’s most recently filed Schedule A of Form ADV (IARD No. 149639), which is incorporated herein by reference. Set forth below are the names and businesses of certain members and officers of Pemberwick who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	Pemberwick	Business Activities
David A. Salzman	Member	President of The Richman Group, Inc.

Kristin M. Miller	Member	President of The Richman Group Development Corporation

Joanne D. Flanagan	Chief Compliance Officer	General Counsel to The Richman Group, Inc. and The Richman Group Development Corporation

James P. Hussey	CEO	Chief Financial Officer of The Richman Group, Inc.

Richard P. Richman	Manager	Chairman and major shareholder of The Richman Group, Inc.

Brian P. Myers	Member	President of Richman Asset Management, Inc.
JPMIM is a registered investment adviser located at 245 Park Avenue, New York, NY 10167. The directors and officers of JPMIM are provided on JPMIM’s most recently filed Schedule A of Form ADV (IARD No. No. 107038), , which is incorporated herein by reference. The directors and officers of JPMIM are not engaged in any other business, profession, vocation or employment of a substantial nature.
Private Capital is a registered investment adviser located at 8889 Pelican Bay Boulevard, Suite 500, Naples, FL 34108. The partners and officers of Private Capital are provided on Private Capital’s most recently filed Schedule A of Form ADV (IARD No. 104672), which is incorporated herein by reference. Set forth below are the names and businesses of certain officers of Private Capital who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	Private Capital	Business Activities
Charles Dameron Atkins	President, Chief Operating Officer and General Counsel	General Counsel of Carnes Capital Corporation, 8889 Pelican Bay Blvd., Suite 500, Naples, FL 34108-7512

Victor Fernandez	Chief Compliance Officer	Chief Compliance Officer of Carnes Capital Corporation, 8889 Pelican Bay Blvd., Suite 500, Naples, FL 34108-7512

Estabrook is a registered investment adviser located at 875 Third Avenue, 15th Floor, New York, NY 10022. The members, directors and officers of Estabrook are provided on Estabrook’s most recently filed Schedule A of Form ADV (IARD No. 128856), which is incorporated herein by reference. The members, directors and officers of Estabrook are not engaged in any other business, profession, vocation or employment of a substantial nature.
AMG is a registered investment adviser located at 130 Merchant Street, Suite 370, Honolulu, Hawaii 96813. The members and officers of AMG are provided on AMG’s most recently filed Schedule A of Form ADV (IARD No. 112324), which is incorporated herein by reference. The members, directors and officers of AMG are not engaged in any other business, profession, vocation or employment of a substantial nature.
Polen is a registered investment adviser located at 2700 N. Military Trail, Suite 230, Boca Raton, FL 33431. The directors and officers of Polen are provided on Polen’s most recently filed Schedule A of Form ADV (IARD No. 106093), which is incorporated herein by reference. Set forth below are the names and businesses of certain directors and officers of Polen who are engaged in any other business, profession, vocation or employment of a substantial nature.

	Position with	Other Substantial
Name	Polen	Business Activities
David Polen	President, Chief Executive Officer, Chief Investment Officer and Director	President, Chief Executive Officer and Director of Soldan Corp., a registered investment adviser (IARD No. 136931)

President, David M. Polen Securities, LLC, a FINRA-registered broker-dealer (CRD No. 7939)

Stanley C. Moss	Chief Financial Officer, Chief Operating Officer and Chief Compliance Officer	Chief Compliance Officer of Soldan Corp. Chief Financial Officer, Chief Operating Officer and Chief Compliance Officer of David M. Polen Securities, LLC
DuPont Capital is a registered investment adviser located at Delaware Corporate Center, One Righter Parkway, Suite 3200, Wilmington, DE 19803. The directors and officers of DuPont Capital are provided on DuPont Capital’s most recently filed Schedule A of Form ADV (IARD No. 107145), which is incorporated herein by reference. The directors and officers of DuPont Capital are not engaged in any other business, profession, vocation or employment of a substantial nature.
Information regarding the directors and officers of Olympia and Gotham will be filed by amendment.
Item 32. Principal Underwriter
(a)	BNY Mellon Distributors Inc. (formerly, PFPC Distributors, Inc.) (the “Underwriter”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of FINRA. As of July 26, 2010, the Underwriter acted as principal underwriter for the following investment companies:
Aston Funds
E.I.I. Realty Securities Trust
FundVantage Trust
GuideStone Funds
Highland Floating Rate Fund
Highland Floating Rate Advantage Fund
Highland Funds I
Industry Leaders Fund
Kalmar Pooled Investment Trust
Matthews International Funds, dba Matthews Asia Funds
The Metropolitan West Funds
The Motley Fool Funds Trust
New Alternatives Funds
Old Westbury Funds
The RBB Fund, Inc.
Stratton Multi-Cap Fund, Inc.
Stratton Real Estate Fund, Inc.
The Stratton Funds, Inc.
The Torray Fund
(b)	The Underwriter is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Underwriter is a wholly-owned subsidiary of BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company (NYSE: BK).

The following is a list of the directors and executive officers of the Underwriter:

(1) Name and Principal Business	2) Positions and Offices with	(3) Positions and Offices with
Address*	Underwriter	Registrant

Nicholas M. Marsini, Jr.	Director	Director

Michael DeNofrio	Director	None

Steven Turowski	Director	None

Dennis J. Westley	Director	None

(1) Name and Principal Business	2) Positions and Offices with	(3) Positions and Offices with
Address*	Underwriter	Registrant

T. Thomas Deck	Director, President and Chief Executive Officer	None

Bruno DiStefano	Vice President	None

Susan K. Moscaritolo	Vice President, Secretary and Clerk	None

Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	None

Mark D. Pinocci	Chief Compliance Officer	None

Jodi L. Jamison	Chief Legal Officer	None

Ellen C. Krause	Chief Risk Officer	None

Maria C. Schaffer	Controller and Assistant Treasurer	None

John J. Munera	Anti-Money Laundering Officer	None

Ronald Berge	Assistant Vice President	None

Dianna A. Stone	Assistant Secretary and Assistant Clerk	None

Kevin D. Peterson	Assistant Treasurer — Tax	None

Gary E. Abbs	Assistant Treasurer — Tax	None

Joanne S. Huber	Assistant Treasurer — Tax	None

Barbara J. Parrish	Assistant Secretary	None

Mary Lou Olinski	Assistant Secretary	None

Cristina Rice	Assistant Secretary	None

*	The principal business address for each individual is BNY Mellon Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406
(c)	Not applicable.
Item 33. Locations of Accounts and Records.
All accounts and records are maintained by the Registrant, or on its behalf by Cutwater, 113 King Street, Armonk, New York 10504 (for certain records of the Cutwater Funds), by Lateef, 300 Drakes Landing Road, Suite 100, Greenbrae, California 94904 (for certain records of the Lateef Fund), by Boston Advisors, One Federal Street, Boston, Massachusetts 02110 (for certain records of the Boston Advisors Funds), by Piedmont, 411 West Chapel Hill Street, Durham, NC 27701 (for certain records of the Corverus Strategic Equity Fund), by WHV and Hirayama Investments, LLC, each at 301 Battery Street, Suite 400, San Francisco, CA 94111 (for certain records of the WHV International Equity Fund), by Pemberwick, 340 Pemberwick Road Greenwich, CT 06831 (for certain records of the Pemberwick Fund), by JPMIM, 245 Park Avenue, New York, NY 10167 (for certain records of the Pemberwick Fund), by Private Capital, 8889 Pelican Bay Boulevard, Suite 500, Naples, FL 34108 (for certain records of the Private Capital Management Value Fund), by Estabrook, 875 Third Avenue, 15th Floor, New York, NY 10022 (for certain records of the Estabrook Funds), by AMG, 130 Merchant Street, Suite 370, Honolulu, Hawaii 96813 (for

certain records of the Pacific Capital Funds), by Polen, 2700 N. Military Trail, Suite 230, Boca Raton, FL 33431 (for certain records of the Polen Fund), by Olympia, 888 Seventh Avenue, 17th Floor New York, NY 10019 (for certain records of the Olympia American Real Estate Fund), by DuPont Capital, Delaware Corporate Center, One Righter Parkway, Suite 3200, Wilmington, DE 19803 ((for certain records of the Dupont Capital Emerging Markets Fund), by Gotham, 50 Tice Boulevard, Woodcliff Lake, New Jersey 07677 or the Registrant’s administrator, transfer agent, dividend-paying agent and accounting services agent, BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), 760 Moore Road, King of Prussia, Pennsylvania 19406.
Item 34. Management Services.
There are no management-related service contracts not discussed in Parts A or B.
Item 35. Undertakings.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 20th day of August, 2010.

FUNDVANTAGE TRUST
By:	/s/ Joel Weiss
Joel Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	August 20, 2010
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	August 20, 2010
Iqbal Mansur

/s/ Nicholas M. Marsini, Jr.*	Trustee	August 20, 2010
Nicholas M. Marsini, Jr

/s/ Donald J. Puglisi*	Trustee	August 20, 2010
Donald J. Puglisi

/s/ Stephen M. Wynne*	Trustee	August 20, 2010
Stephen M. Wynne

/s/ James Shaw	Treasurer and CFO	August 20, 2010
James Shaw

/s/ Joel Weiss	President and CEO	August 20, 2010
Joel Weiss

* By:	/s/ Joel Weiss
Joel Weiss
Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

28(d)(xv)	Form of Investment Advisory Agreement with Gotham.

28(h)(xv)	Form of Expense Limitation/Reimbursement Agreement with Gotham.

28(m)(xi)	Form of 12b-1 Plan for the Formula Investing Value 1000 Fund, Formula Investing Value Select Fund, Formula Investing Global Value Fund, Formula Investing Global Value Select Fund, Formula Investing International Value Fund and Formula Investing International Value Select Fund.